    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2005.


                                       REGISTRATION NOS. 333-91098 AND 811-21127
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 5                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]

                                AMENDMENT NO. 9                              [X]

                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)
                      MERRILL LYNCH LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900

                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on May 1, 2005 pursuant to paragraph (b) of Rule 485

          (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
          (date)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS

MAY 1, 2005


Merrill Lynch Life Variable Annuity Separate Account D (the "Separate Account")

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here must be issued as an IRA Contract or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. The Contract provides a variety of investment features and options for income protection later in life.

THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH THE IRA, IRA ACCOUNT, OR ROTH IRA ACCOUNT. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount's assets in one of the following mutual funds or portfolios ("Funds"):

-  MERRILL LYNCH BASIC VALUE FUND, INC.
-  MERRILL LYNCH BOND FUND, INC.
      -  Merrill Lynch Core Bond Portfolio
-  MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
-  MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
-  MERRILL LYNCH READY ASSETS TRUST
-  MERRILL LYNCH INDEX FUNDS, INC.
      -  Merrill Lynch S&P 500 Index Fund

-  MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.

-  MERRILL LYNCH U.S. GOVERNMENT MORTGAGE FUND
-  AIM EQUITY FUNDS
      -  AIM Constellation Fund
-  AIM FUNDS GROUP
      -  AIM Premier Equity Fund
-  ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

-  ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.


-  ALLIANZ FUNDS


      -  Allianz OCC Renaissance Fund


      -  Allianz NFJ Small-Cap Value Fund

-  AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
      -  Equity Income Fund
-  AMERICAN FUNDS
      -  The Bond Fund of America, Inc.
      -  The Growth Fund of America, Inc.
      -  The Income Fund of America, Inc.
      -  The Investment Company of America
-  DAVIS NEW YORK VENTURE FUND, INC.
-  DELAWARE GROUP EQUITY FUNDS III
      -  Delaware Trend Fund
-  FIDELITY ADVISOR SERIES I
      -  Advisor Equity Growth Fund

-  FIDELITY ADVISOR SERIES VIII

      -  Advisor Overseas Fund
-  LORD ABBETT BOND-DEBENTURE FUND, INC.
-  LORD ABBETT MID-CAP VALUE FUND, INC.
-  MFS SERIES TRUST I
      -  MFS(R) Core Growth Fund
      -  MFS(R) Research International Fund
-  MFS SERIES TRUST IV
      -  MFS(R) Mid Cap Growth Fund
-  OPPENHEIMER GLOBAL FUND
-  OPPENHEIMER MAIN STREET FUNDS
      -  Main Street Fund
-  OPPENHEIMER QUEST FOR VALUE FUNDS
      -  Oppenheimer Quest Opportunity Value Fund

-  PIMCO FUNDS

      -  PIMCO Total Return Fund
-  THE PUTNAM FUND FOR GROWTH AND INCOME
-  PUTNAM INTERNATIONAL EQUITY FUND
-  PUTNAM VOYAGER FUND
-  SELIGMAN VALUE FUND SERIES, INC.

      -  Seligman Smaller-Cap Value Fund

-  TEMPLETON FUNDS, INC.
      -  Foreign Fund
-  TEMPLETON GROWTH FUND, INC.
-  VAN KAMPEN COMSTOCK FUND
-  VAN KAMPEN EQUITY AND INCOME FUND
-  VAN KAMPEN EQUITY TRUST
      -  Van Kampen Aggressive Growth Fund

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won't pay Contract or separate account charges, but you also won't have annuity options or death benefit features. Because of these additional Contract and separate account charges, which affect contract values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges, including a surrender (sales) charge and an asset-based insurance charge. We provide more details on these charges, as well as a description of all other charges, later in the Prospectus.

                            ------------------------


This Prospectus contains information about the Contract and the Separate Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Separate Account. We have filed the Statement of Additional Information, dated May 1, 2005, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found on page 68 of this Prospectus.


The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE FUNDS MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
DEFINITIONS.................................................    8
CAPSULE SUMMARY OF THE CONTRACT.............................    8
  Premiums..................................................    9
  The Separate Account......................................    9
  The Funds Available For Investment........................    9
  Fees and Charges..........................................   10
     Asset-Based Insurance Charge...........................   10
     Surrender Charge.......................................   10
     Contract Fee...........................................   10
     Guaranteed Minimum Income Benefit Fee ("GMIB Fee").....   11
     Premium Taxes..........................................   11
     Fund Expenses..........................................   11
  Transfers Among Subaccounts...............................   11
  Withdrawals...............................................   11
  Death Benefit.............................................   12
  Annuity Payments..........................................   12
  Guaranteed Minimum Income Benefit.........................   12
  Ten Day Right to Review...................................   13
  Replacement of Contracts..................................   13
FEE TABLE...................................................   13
  Most Recently Ended Fiscal Years..........................   20
YIELDS AND TOTAL RETURNS....................................   20
MERRILL LYNCH LIFE INSURANCE COMPANY........................   21
THE SEPARATE ACCOUNT........................................   22
  Segregation of Separate Account Assets....................   22
  Number of Subaccounts; Subaccount Investments.............   22
INVESTMENTS OF THE SEPARATE ACCOUNT.........................   23
  General Information and Investment Risks..................   23
  Merrill Lynch Basic Value Fund, Inc.......................   23
  Merrill Lynch Bond Fund, Inc..............................   23
     Merrill Lynch Core Bond Portfolio......................   23
  Merrill Lynch Fundamental Growth Fund, Inc. ..............   23
  Merrill Lynch Global Allocation Fund, Inc. ...............   24
  Merrill Lynch Ready Assets Trust .........................   24
  Merrill Lynch Index Funds, Inc. ..........................   24
     Merrill Lynch S&P 500 Index Fund.......................   25
  Merrill Lynch Value Opportunities Fund, Inc. .............   25
  Merrill Lynch U.S. Government Mortgage Fund...............   25
  AIM Equity Funds..........................................   25
     AIM Constellation Fund.................................   25
  AIM Funds Group...........................................   25
     AIM Premier Equity Fund................................   26
  AllianceBernstein Growth and Income Fund, Inc. ...........   26
  Alliance Bernstein Large Cap Growth Fund, Inc. ...........   26
  Allianz Funds.............................................   26
     Allianz OCC Renaissance Fund...........................   27
     Allianz NFJ Small-Cap Value Fund.......................   27
  American Century Capital Portfolios, Inc. ................   27
     Equity Income Fund.....................................   27
  American Funds............................................   27
     The Bond Fund of America, Inc. ........................   27
     The Growth Fund of America, Inc. ......................   27
     The Income Fund of America, Inc. ......................   28
     The Investment Company of America......................   28
  Davis New York Venture Fund, Inc. ........................   28

                                                              PAGE
                                                              ----
  Delaware Group Equity Funds III...........................   28
     Delaware Trend Fund....................................   28
  Fidelity Advisor Series I.................................   29
     Advisor Equity Growth Fund.............................   29
     Advisor Mid Cap Fund...................................   29
  Fidelity Advisor Series VIII..............................   29
     Advisor Overseas Fund..................................   29
  Lord Abbett Bond-Debenture Fund, Inc. ....................   29
  Lord Abbett Mid-Cap Value Fund, Inc. .....................   30
  MFS Series Trust I........................................   30
     MFS(R) Core Growth Fund................................   30
     MFS(R) Research International Fund.....................   30
  MFS Series Trust IV.......................................   31
     MFS(R) Mid Cap Growth Fund.............................   31
  Oppenheimer Global Fund...................................   31
  Oppenheimer Main Street Funds.............................   31
     Oppenheimer Main Street Fund...........................   31
  Oppenheimer Quest for Value Funds.........................   31
     Oppenheimer Quest Opportunity Value Fund...............   31
  PIMCO Funds...............................................   32
     PIMCO Total Return Fund................................   32
  The Putnam Fund for Growth and Income.....................   32
  Putnam International Equity Fund..........................   32
  Putnam Voyager Fund.......................................   33
  Seligman Value Fund Series, Inc. .........................   33
     Seligman Smaller-Cap Value Fund........................   33
  Templeton Funds, Inc. ....................................   33
     Templeton Foreign Fund.................................   33
  Templeton Growth Fund, Inc. ..............................   33
  Van Kampen Comstock Fund..................................   34
  Van Kampen Equity and Income Fund.........................   34
  Van Kampen Equity Trust...................................   34
     Van Kampen Aggressive Growth Fund......................   34
  Certain Payments We Receive With Regard to the Funds......   34
  Selection of Underlying Funds.............................   35
  Other Share Classes and Portfolios........................   36
  Purchases and Redemptions of Fund Shares; Reinvestment....   36
  Substitution of Investments and Changes to the Separate
     Account................................................   36
CHARGES AND DEDUCTIONS......................................   37
  Asset-Based Insurance Charge..............................   37
  Surrender Charge..........................................   37
     When Imposed...........................................   37
     Amount of Charge.......................................   37
     How The Surrender Charge Works.........................   38
     How Deducted...........................................   38
     Pro Rata Deductions....................................   38
  Contract Fee..............................................   38
  Guaranteed Minimum Income Benefit Fee.....................   39
  Other Charges.............................................   39
     Transfer Charges.......................................   39
     Tax Charges............................................   39
     Fund Expenses..........................................   39
     Premium Taxes..........................................   39
FEATURES AND BENEFITS OF THE CONTRACT.......................   40
  Ownership of the Contract.................................   40

                                                              PAGE
                                                              ----
  Issuing the Contract......................................   40
     Issue Age..............................................   40
     Information We Need To Issue The Contract..............   40
     Ten Day Right to Review................................   40
  Premiums..................................................   41
     Minimum and Maximum Premiums...........................   41
     How to Make Payments...................................   41
     Automatic Investment Feature...........................   41
     Premium Investments....................................   41
  Accumulation Units........................................   42
     How Are My Contract Transactions Priced?...............   42
     How Do We Determine The Number of Units?...............   42
  Death of Annuitant Prior to Annuity Date..................   43
  Transfers Among Subaccounts...............................   43
     General................................................   43
     Disruptive Trading.....................................   43
  Dollar Cost Averaging Program.............................   45
     What Is It?............................................   45
     Participating in the DCA Program.......................   45
     Minimum Amounts........................................   45
     When Do We Make DCA Transfers?.........................   45
  Asset Allocation Program..................................   46
     General................................................   46
     Asset Allocation Models................................   46
     Changes to the Composition of Asset Allocation
      Models................................................   46
     Initial Allocation to the Selected Asset Allocation
      Model.................................................   47
     Quarterly Rebalancing..................................   47
     Allocation of Future Premiums..........................   47
     Other Information......................................   48
  Rebalancing Program.......................................   48
  Withdrawals and Surrenders................................   49
     When and How Withdrawals are Made......................   49
     Minimum Amounts........................................   50
     Systematic Withdrawal Program..........................   50
     Surrenders.............................................   50
  Payments to Contract Owners...............................   50
  Contract Changes..........................................   51
  Death Benefit.............................................   51
     General................................................   51
     Calculation of Death Benefit...........................   52
     Maximum Anniversary Value GMDB.........................   52
     Return of Premium GMDB.................................   52
     Spousal Continuation...................................   53
  Annuity Payments..........................................   53
  Annuity Options...........................................   53
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................   54
     Payments of a Fixed Amount.............................   54
     Payments for a Fixed Period............................   54
     Life Annuity...........................................   54
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................   54
     Life Annuity With Guaranteed Return of Contract
      Value.................................................   55
     Joint and Survivor Life Annuity........................   55
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................   55
     Individual Retirement Account Annuity..................   55
  Guaranteed Minimum Income Benefit.........................   55
     General................................................   55

                                                              PAGE
                                                              ----
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................   56
     Electing to Receive Income Payments....................   57
     Change of Annuitant....................................   57
     GMIB Fee...............................................   58
     Termination of the GMIB Rider..........................   58
  Gender-Based Payout Rates.................................   58
FEDERAL INCOME TAXES........................................   58
  Federal Income Taxes......................................   58
  Tax Status of the Contract................................   58
     Owner Control..........................................   59
  Taxation of Annuities.....................................   59
     Annuity Payments.......................................   59
     Taxation of Death Benefit Proceeds.....................   59
  Individual Retirement Annuities...........................   59
     Traditional IRAs.......................................   59
     Roth IRAs..............................................   59
     Other Tax Issues For IRAs and Roth IRAs................   60
  Why Must the Contracts Only Be Purchased as IRAs or
     Through IRA Accounts or Roth IRA Accounts?.............   60
  Transfers or Exchanges of a Contract......................   61
  Withholding...............................................   61
  Federal Estate Taxes......................................   61
  Generation-Skipping Transfer Tax..........................   61
  Annuity Purchases by Nonresident Aliens and Foreign
     Corporations...........................................   61
  Possible Changes In Taxation..............................   61
  Possible Charge For Our Taxes.............................   61
  Foreign Tax Credits.......................................   62
OTHER INFORMATION...........................................   62
  Notices and Elections.....................................   62
  Voting Rights.............................................   62
  Reports to Contract Owners................................   63
  Selling the Contract......................................   63
  State Regulation..........................................   64
  Legal Proceedings.........................................   64
  Experts...................................................   64
  Legal Matters.............................................   64
  Registration Statements...................................   64
ACCUMULATION UNIT VALUES....................................   65
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................   68
APPENDIX A--Example of Maximum Anniversary Value GMDB.......  A-1
APPENDIX B--Example of Guaranteed Minimum Income Benefit....  B-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

annuity date: The date on which annuity payments begin.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Separate Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408(b) of the Internal Revenue Code ("IRC").

Individual Retirement Account ("IRA Account"): A custodial account meeting the requirements of Section 408(a) of the IRC.

Roth Individual Retirement Account ("Roth IRA Account"): A custodial account meeting the requirements of Section 408A of the IRC.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

surrender value: The amount payable upon surrender of the Contract, equal to the contract value less any applicable surrender charge and any other charges which are collected upon a full withdrawal.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center.

The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). (See "Issuing the Contract".) Federal law limits maximum annual contributions to IRAs, IRA Accounts, and Roth IRA Accounts.

THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH THE IRA, IRA ACCOUNT, OR ROTH IRA ACCOUNT. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN

A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. Because the minimum initial premium is $25,000, the Contract can only be purchased through an existing IRA Account or Roth IRA Account or by rollover from an existing IRA or Roth IRA contract, a qualified pension or profit sharing plan, a 403(b) plan, or a governmental 457(b) plan. Subsequent premiums generally must be $50 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".


Under Federal law for 2005, you may contribute up to $4,000 to all IRA Contracts, IRA Accounts, and Roth IRA Accounts. The maximum contribution limit is increased to $4,500 if you will be age 50 or older by December 31, 2005. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may rise each year. Please contact a tax advisor for further information.


THE SEPARATE ACCOUNT


As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the Ready Assets Subaccount. After the 14 days, we will put the money into the subaccounts you've selected. In Pennsylvania, we won't wait 14 days. Instead, we will invest your premium immediately in the subaccounts you've selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.


THE FUNDS AVAILABLE FOR INVESTMENT

- MERRILL LYNCH BASIC VALUE FUND, INC.
- MERRILL LYNCH BOND FUND, INC.
     - Merrill Lynch Core Bond Portfolio
- MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
- MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
- MERRILL LYNCH READY ASSETS TRUST
- MERRILL LYNCH INDEX FUNDS, INC.
     - Merrill Lynch S&P 500 Index Fund

- MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.

- MERRILL LYNCH U.S. GOVERNMENT MORTGAGE FUND
- AIM EQUITY FUNDS
     - AIM Constellation Fund
- AIM FUNDS GROUP
     - AIM Premier Equity Fund
- ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

- ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.


- ALLIANZ FUNDS


     - Allianz OCC Renaissance Fund


     - Allianz NFJ Small-Cap Value Fund

- AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
     - Equity Income Fund
- AMERICAN FUNDS
     - The Bond Fund of America, Inc.
     - The Growth Fund of America, Inc.
     - The Income Fund of America, Inc.

     - The Investment Company of America
- DAVIS NEW YORK VENTURE FUND, INC.
- DELAWARE GROUP EQUITY FUNDS III
     - Delaware Trend Fund
- FIDELITY ADVISOR SERIES I
     - Advisor Equity Growth Fund

- FIDELITY ADVISOR SERIES VIII

     - Advisor Overseas Fund
- LORD ABBETT BOND-DEBENTURE FUND, INC.
- LORD ABBETT MID-CAP VALUE FUND, INC.
- MFS SERIES TRUST I
     - MFS(R) Core Growth Fund
     - MFS(R) Research International Fund
- MFS SERIES TRUST IV
     - MFS(R) Mid Cap Growth Fund
- OPPENHEIMER GLOBAL FUND
- OPPENHEIMER MAIN STREET FUNDS
     - Main Street Fund
- OPPENHEIMER QUEST FOR VALUE FUNDS
     - Oppenheimer Quest Opportunity Value Fund

- PIMCO FUNDS

     - PIMCO Total Return Fund
- THE PUTNAM FUND FOR GROWTH AND INCOME
- PUTNAM INTERNATIONAL EQUITY FUND
- PUTNAM VOYAGER FUND
- SELIGMAN VALUE FUND SERIES, INC.

     - Seligman Smaller-Cap Value Fund

- TEMPLETON FUNDS, INC.
     - Foreign Fund
- TEMPLETON GROWTH FUND, INC.
- VAN KAMPEN COMSTOCK FUND
- VAN KAMPEN EQUITY AND INCOME FUND
- VAN KAMPEN EQUITY TRUST
     - Van Kampen Aggressive Growth Fund


We have closed the subaccount investing in the Advisor Mid Cap Growth Fund of the Fidelity Advisor Series I to allocations of new premium payments and transfers of contract value effective October 22, 2004.


If you want detailed information about the investment objectives of the Funds, see "Investments of the Separate Account" and the prospectuses for the Funds.

FEES AND CHARGES

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.30% annually to cover certain risks. It will never exceed 1.30% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment and administration of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  SURRENDER CHARGE

We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0%.

  CONTRACT FEE

We impose a $40 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract if the greater of contract value, or premiums less withdrawals, is less than $50,000. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  GUARANTEED MINIMUM INCOME BENEFIT FEE ("GMIB FEE")

On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your contract value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under "Guaranteed Minimum Income Benefit." We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.

  PREMIUM TAXES


On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4.0% for qualified plans. In some jurisdictions, we deduct a charge for premium taxes from any withdrawal, surrender, or death benefit payment.


  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS AMONG SUBACCOUNTS


Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. However, the Fidelity Advisor Mid Cap Growth Subaccount is closed to transfers of contract value from other subaccounts. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers Among Subaccounts".) We may impose additional restrictions on transfers. (See "Transfers Among Subaccounts -- Disruptive Trading.")


Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See "Asset Allocation Program".)

     - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in each contract year in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

Withdrawals are generally subject to a surrender charge (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

     (a) = 10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

     (b) = the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.

Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Withdrawals and Surrenders".

A withdrawal may have adverse tax consequences, including the imposition of a 10% penalty tax on withdrawals prior to age 59 1/2 (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment performance, this Contract provides a guaranteed minimum death benefit ("GMDB") if you die before the annuity date. The death benefit equals the greater of the GMDB or the contract value.

If you are age 80 or over when the Contract is issued, the GMDB equals premiums less adjusted withdrawals.

If you are under age 80 when the Contract is issued, the GMDB equals the Maximum Anniversary Value GMDB. The Maximum Anniversary Value GMDB equals the greater of premiums less "adjusted" withdrawals or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract, increased by premiums and decreased by "adjusted" withdrawals. An anniversary value is calculated through the earlier of the owner's attained age 80 or date of death.

You can find more detailed information about the death benefit, and how it is calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. For Contracts purchased through an established IRA Account or Roth IRA Account with MLPF&S, you may select an annuity date that cannot be later than the annuitant's 95th birthday. If you do not select an annuity date, the annuity date for such Contracts is the first day of the month following the annuitant's 95th birthday. For Contracts purchased through an IRA Account, keep in mind that you may need to take distributions or annuitize prior to the annuitant's 95th birthday to meet Federal minimum distribution requirements. The annuity date for IRA Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

GUARANTEED MINIMUM INCOME BENEFIT

For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit ("GMIB"). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant subject to certain conditions. See "Guaranteed Minimum Income Benefit".

TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date you return the Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Merrill Lynch Ready Assets Subaccount, we will refund the contract value as of the date you return the Contract.


REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender (sales) charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................    None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)(1).............................................      7%
Transfer Fee(2).............................................     $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Fee(3)......................................     $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  Current and Maximum Asset-Based Insurance Charge..........   1.30%
Annual Charge for Optional Rider:
  Guaranteed Minimum Income Benefit (as an annualized
     percentage of GMIB Benefit Base)(4)....................   0.50%


---------------
(1) The contingent deferred sales charge decreases by 1% annually to 0% after seven years, as follows:

COMPLETE YEARS ELAPSED SINCE                      CHARGE AS A PERCENTAGE
     PAYMENT OF PREMIUM                            OF PREMIUM WITHDRAWN
----------------------------                      ----------------------
          0 years                                            7%
           1 year                                            6%
          2 years                                            5%
          3 years                                            4%
          4 years                                            3%
          5 years                                            2%
          6 years                                            1%
      7 or more years                                        0%

(2) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(3) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal if the greater of contract value, or premiums less withdrawals, is less than $50,000.


(4) The GMIB charge will be deducted at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date. For Contracts issued before October 16, 2004, the GMIB charge was, and remains, 0.40%.



The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2004, before and after any contractual waivers and expense reimbursements. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



RANGE OF EXPENSES FOR THE FUNDS(5)                            MINIMUM        MAXIMUM
----------------------------------                            -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................   0.57%     -    1.75%


---------------

(5) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown.

The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year*, as a percentage of each Fund's average net assets.



                                                     MERRILL LYNCH
                                                    BOND FUND, INC.   MERRILL LYNCH   MERRILL LYNCH
                                    MERRILL LYNCH   ---------------    FUNDAMENTAL       GLOBAL
                                     BASIC VALUE       CORE BOND         GROWTH        ALLOCATION
                                     FUND, INC.        PORTFOLIO       FUND, INC.      FUND, INC.     MERRILL LYNCH
                                      (CLASS A         (CLASS A         (CLASS A        (CLASS A      READY ASSETS
         ANNUAL EXPENSES               SHARES)          SHARES)          SHARES)         SHARES)          TRUST
         ---------------            -------------   ---------------   -------------   -------------   -------------
Investment Advisory Fees..........      0.40%             0.44%           0.61%           0.75%           0.373%
12b-1 Fees........................      0.25%             0.25%           0.25%           0.25%           0.125%
Other Expenses....................      0.16%             0.23%           0.30%           0.18%           0.142%
                                        ----             -----            ----            ----            -----
Total Annual Operating Expenses...      0.81%             0.92%           1.16%           1.18%           0.640%
Expense Reimbursements............        --             (0.07%)            --              --               --
                                        ----             -----            ----            ----            -----
Net Expenses......................      0.81%             0.85%           1.16%           1.18%           0.640%



                                      MERRILL LYNCH                                      AIM EQUITY      AIM FUNDS
                                    INDEX FUNDS, INC.                   MERRILL LYNCH       FUNDS          GROUP
                                    -----------------   MERRILL LYNCH       VALUE       -------------   -----------
                                         S&P 500        US GOVERNMENT   OPPORTUNITIES   CONSTELLATION     PREMIER
                                       INDEX FUND       MORTGAGE FUND    FUND, INC.         FUND        EQUITY FUND
                                        (CLASS A          (CLASS A        (CLASS A        (CLASS A       (CLASS A
         ANNUAL EXPENSES               SHARES)(1)          SHARES)         SHARES)      SHARES)(2, 3)   SHARES)(2)
         ---------------            -----------------   -------------   -------------   -------------   -----------
Investment Advisory Fees..........        0.005%            0.46%           0.47%           0.63%          0.63%
12b-1 Fees........................        0.250%            0.25%           0.25%           0.30%          0.25%
Other Expenses....................        0.355%            0.27%           0.55%           0.36%          0.39%
                                          -----             ----            ----            ----           ----
Total Annual Operating Expenses...        0.610%            0.98%           1.27%           1.29%          1.27%
Expense Reimbursements............           --               --              --            0.03%          0.04%
                                          -----             ----            ----            ----           ----
Net Expenses......................        0.610%            0.98%           1.27%           1.26%          1.23%



                                                                                                        AMERICAN CENTURY
                                                                                                            CAPITAL
                                                                                  ALLIANZ FUNDS         PORTFOLIOS, INC.
                                    ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   -------------------------   ----------------
                                       GROWTH AND           LARGE CAP       ALLIANZ NFJ   ALLIANZ OCC
                                         INCOME              GROWTH          SMALL-CAP    RENAISSANCE    EQUITY INCOME
                                       FUND, INC.          FUND, INC.       VALUE FUND       FUND             FUND
                                        (CLASS A            (CLASS A         (CLASS A      (CLASS A      (ADVISOR CLASS
         ANNUAL EXPENSES                 SHARES)             SHARES)          SHARES)       SHARES)         SHARES)
         ---------------            -----------------   -----------------   -----------   -----------   ----------------
Investment Advisory Fees..........        0.47%               0.70%             0.60%        0.60%            0.75%(4)
12b-1 Fees........................        0.28%               0.30%             0.25%        0.25%            0.50%(5)
Other Expenses....................        0.25%               0.47%             0.41%        0.41%            0.00%
                                          ----                ----              ----         ----             ----
Total Annual Operating Expenses...        1.00%               1.47%             1.26%        1.26%            1.25%
Expense Reimbursements............          --                  --                --           --               --
                                          ----                ----              ----         ----             ----
Net Expenses......................        1.00%               1.47%             1.26%        1.26%            1.25%



                                                        AMERICAN FUNDS
                                    -------------------------------------------------------                  DELAWARE
                                                                                    THE       DAVIS NEW    GROUP EQUITY
                                      THE BOND      THE GROWTH     THE INCOME    INVESTMENT      YORK       FUNDS III
                                      FUND OF        FUND OF        FUND OF       COMPANY      VENTURE     ------------
                                    AMERICA INC.   AMERICA INC.   AMERICA INC.   OF AMERICA   FUND, INC.    TREND FUND
                                      (CLASS A       (CLASS A       (CLASS A      (CLASS A     (CLASS A      (CLASS A
         ANNUAL EXPENSES             SHARES)(6)      SHARES)        SHARES)      SHARES)(6)    SHARES)      SHARES)(7)
         ---------------            ------------   ------------   ------------   ----------   ----------   ------------
Investment Advisory Fees..........      0.25%          0.29%          0.25%         0.24%        0.51%         0.70%
12b-1 Fees........................      0.25%          0.25%          0.23%         0.23%        0.25%         0.30%
Other Expenses....................      0.15%          0.16%          0.09%         0.10%        0.16%         0.35%
                                        ----           ----           ----          ----         ----          ----
Total Annual Operating Expenses...      0.65%          0.70%          0.57%         0.57%        0.92%         1.35%
Expense Reimbursements............        --             --             --            --           --            --
                                        ----           ----           ----          ----         ----          ----
Net Expenses......................      0.65%          0.70%          0.57%         0.57%        0.92%         1.35%


---------------

* For a list of these dates, see "Most Recently Ended Fiscal Years."

                                                                  FIDELITY
                                                                   ADVISOR
                                    FIDELITY ADVISOR SERIES I    SERIES VIII
                                    --------------------------   -----------
                                       ADVISOR       ADVISOR       ADVISOR      LORD ABBETT      LORD ABBETT
                                       EQUITY        MID CAP      OVERSEAS     BOND-DEBENTURE   MID-CAP VALUE
                                     GROWTH FUND       FUND         FUND         FUND, INC.      FUND, INC.
                                      (CLASS A       (CLASS A     (CLASS A        (CLASS A        (CLASS A
         ANNUAL EXPENSES             SHARES)(8)     SHARES)(9)   SHARES)(10)      SHARES)        SHARES)(11)
         ---------------            -------------   ----------   -----------   --------------   -------------
Investment Advisory Fees..........       0.58%          0.58%       0.64%           0.45%           0.51%
12b-1 Fees........................       0.25%          0.25%       0.25%           0.35%           0.36%
Other Expenses....................       0.32%          0.35%       0.47%           0.19%           0.26%
                                         ----           ----        ----            ----            ----
Total Annual Operating Expenses...       1.15%          1.15%       1.36%           0.99%           1.13%
Expense Reimbursements............         --             --          --              --              --
                                         ----           ----        ----            ----            ----
Net Expenses......................       1.15%          1.15%       1.36%           0.99%           1.13%



                                        MFS SERIES TRUST I         MFS SERIES
                                    ---------------------------     TRUST IV                   OPPENHEIMER
                                                                  ------------                 MAIN STREET
                                                     MFS(R)                                       FUNDS
                                                    RESEARCH       MFS(R) MID                  -----------
                                    MFS(R) CORE   INTERNATIONAL       CAP        OPPENHEIMER   MAIN STREET
                                    GROWTH FUND       FUND        GROWTH FUND    GLOBAL FUND      FUND
                                     (CLASS A       (CLASS A        (CLASS A      (CLASS A      (CLASS A
         ANNUAL EXPENSES            SHARES)(12)    SHARES)(13)    SHARES)(14)      SHARES)       SHARES)
         ---------------            -----------   -------------   ------------   -----------   -----------
Investment Advisory Fees..........     0.75%          0.90%           0.75%         0.66%         0.46%
12b-1 Fees........................     0.35%          0.35%           0.25%         0.24%         0.25%
Other Expenses....................     0.31%          0.40%           0.26%         0.25%         0.22%
                                       ----           ----            ----          ----          ----
Total Annual Operating Expenses...     1.41%          1.65%           1.26%         1.15%         0.93%
Expense Reimbursements............     0.10%            --              --            --            --
                                       ----           ----            ----          ----          ----
Net Expenses......................     1.31%          1.65%           1.26%         1.15%         0.93%



                                    OPPENHEIMER
                                     QUEST FOR
                                    VALUE FUNDS
                                    -----------
                                    OPPENHEIMER   PIMCO FUNDS
                                       QUEST      ------------     THE PUTNAM         PUTNAM
                                    OPPORTUNITY   PIMCO TOTAL    FUND FOR GROWTH   INTERNATIONAL      PUTNAM
                                    VALUE FUND    RETURN FUND      AND INCOME         EQUITY       VOYAGER FUND
                                     (CLASS A       (CLASS A        (CLASS A         (CLASS A        (CLASS A
         ANNUAL EXPENSES              SHARES)       SHARES)          SHARES)        SHARES)(15)      SHARES)
         ---------------            -----------   ------------   ---------------   -------------   ------------
Investment Advisory Fees..........     0.81%          0.25%           0.43%            0.61%           0.49%
12b-1 Fees........................     0.25%          0.25%           0.25%            0.25%           0.25%
Other Expenses....................     0.26%          0.40%           0.24%            0.40%           0.30%
                                       ----           ----            ----             ----            ----
Total Annual Operating Expenses...     1.32%          0.90%           0.92%            1.26%           1.04%
Expense Reimbursements............       --             --              --               --              --
                                       ----           ----            ----             ----            ----
Net Expenses......................     1.32%          0.90%           0.92%            1.26%           1.04%



                                                                                                           VAN KAMPEN
                                       SELIGMAN                                                           EQUITY TRUST
                                      VALUE FUND                                                          ------------
                                     SERIES, INC.
                                     ------------    TEMPLETON                               VAN KAMPEN    VAN KAMPEN
                                                    FUNDS, INC.    TEMPLETON    VAN KAMPEN   EQUITY AND    AGGRESSIVE
                                     SMALLER-CAP    ------------     GROWTH      COMSTOCK      INCOME        GROWTH
                                      VALUE FUND    FOREIGN FUND   FUND, INC.      FUND         FUND          FUND
                                       (CLASS A       (CLASS A      (CLASS A     (CLASS A     (CLASS A      (CLASS A
          ANNUAL EXPENSES              SHARES)        SHARES)       SHARES)      SHARES)      SHARES)       SHARES)
          ---------------            ------------   ------------   ----------   ----------   ----------   ------------
 Investment Advisory Fees..........      1.00%          0.61%         0.60%        0.38%        0.36%         0.70%
 12b-1 Fees........................      0.25%          0.25%         0.25%        0.25%        0.25%         0.25%
 Other Expenses....................      0.50%          0.37%         0.25%        0.21%        0.22%         0.52%
                                         ----           ----          ----         ----         ----          ----
 Total Annual Operating Expenses...      1.75%          1.23%         1.10%        0.84%        0.83%         1.47%
 Expense Reimbursements............        --             --            --           --           --            --
 Net Expenses......................      1.75%          1.23%         1.10%        0.84%        0.83%         1.47%

EXAMPLE


This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Fee, Separate Account Annual Expenses, the GMIB Fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
$1,008         $1,597          $2,204           $4,009


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
 $896          $1,257          $1,620           $2,853


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:


1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
 $369          $1,128          $1,914           $4,009


     Assuming the minimum fees and expenses of any Fund, your costs would be:


1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
 $248           $768           $1,320           $2,853



Based on average Contract size, the Examples reflect the $40 contract fee as 0.0200% of average assets. They assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of 0.50% of the GMIB Benefit Base collected at the end of each calendar quarter. See the "Charges and Discussions"
section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

NOTES TO FEE TABLE



 1 Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of the series of the Quantitative Master Series Trust in which it invests. Fund Asset Management L.P. ("FAM"), the investment adviser for the underlying series, has entered into a contractual arrangement that provides that the Investment Advisory Fee for the series, when combined with the administrative fees of certain funds that invest in the series, will not exceed specified amounts. This contractual arrangement has a one-year term and is renewable. Absent this contractual arrangement, the investment adviser to the S&P 500 Index Series would receive an Investment Advisory Fee as a percentage of average daily net assets of the underlying series of 0.05%.



 2 Effective January 1, 2005 through December 31, 2009, the investment adviser has contractually agreed to waive a portion of its advisory fees as part of its settlement with the Attorney General of New York. The fee waiver reflects this agreement.



 3 The Fund's investment adviser has voluntarily agreed to waive a portion of the Investment Advisory Fee on assets in excess of $5 billion. Termination of this agreement requires approval by the Board of Trustees. This waiver is not reflected.



 4 The Fund has a stepped fee schedule. As a result, the Fund's Investment
   Advisory Fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. Strategy assets include the Fund's assets and the assets of other clients of the Fund's Advisor that are not in the Fund family, but have the same investment team and investment strategy.



 5 Half of the Advisor Class 12b-1 Fee (0.25%) is for shareholder services provided by financial intermediaries, which would otherwise be paid by the adviser out of the unified Investment Advisory Fee. The adviser has voluntarily reduced its unified Investment Advisory Fee for the Advisor Class Shares. The voluntary reduction is not reflected.



 6 The Fund's investment adviser began waiving 5.00% of its Investment Advisory
   Fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the Fund's last fiscal year end, the reduction in Investment Advisory Fees as a result of the waiver was less than .01%. Total Annual Operating Expenses do not reflect the waiver. Information regarding the effect of the waiver on Total Annual Operating Expenses can be found in the Fund's prospectus.



 7 Other Expenses have been restated to reflect an expected decrease in Other
   Expenses in the current fiscal year due to a reduction in transfer agency costs associated with servicing retirement accounts.



 8 FMR, the Advisor Equity Growth Fund's investment adviser, has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, Total Annual Operating Expenses for the year ended November 30, 2004 would have been 1.11%.



 9 FMR, the Advisor Mid Cap Fund's investment adviser, has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, Total Annual Operating Expenses for the year ended November 30, 2004 would have been 1.11%.



10 FMR, the Advisor Overseas Fund's investment adviser, has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.55%. This arrangement may be discontinued by FMR at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, Total Annual Operating Expenses for the year ended October 31, 2004 would have been 1.32%.

11 These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.



12 The Investment Advisory Fee set forth in the Fund's investment advisory agreement with Massachusetts Financial Services Company ("MFS') is 0.75% annually of the Fund's average daily net assets. Effective March 1, 2004, MFS agreed to a contractual Investment Advisory Fee reduction for the Fund to an annual rate of 0.65% of the Fund's average daily net assets. MFS has agreed to maintain this fee reduction until February 28, 2009 as part of its settlement with the New York Attorney General concerning market timing and related matters.



13 The Fund has an expense offset arrangement that reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund may have entered into or may enter into brokerage arrangements that reduce or recapture Fund expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, Total Annual Operating Expenses would be lower. Also, the Fund's investment adviser has contractually agreed to bear the Fund's expenses such that Other Expenses, determined without giving effect to the expense reduction arrangements described above, do not exceed 0.40% for Class A shares annually of the average daily net assets of that share class. This expense limitation arrangement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the Fund's investing activities. This contractual fee arrangement will continue until at least December 31, 2005, unless the Board of Trustees that oversees the Fund consents to any earlier revision or termination of this arrangement.



14 The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements that reduce or recapture Fund expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account Total Annual Operating Expenses would be lower. Also, for the fiscal year ended August 31, 2004, the Fund paid the investment adviser an effective Investment Advisory Fee rate equal to 0.75% of the average daily net assets of the Fund. This is the fee set forth in the Fund's Investment Advisory Agreement. Effective September 1, 2004, the investment adviser has agreed to a voluntary reduction in its management fee from an annual rate of 0.75% to 0.70% on net assets in excess of $3.0 billion. This fee reduction arrangement may only be changed with approval by the Board of Trustees that oversees the Fund.



15 The Fee Table does not reflect the waiver of certain fund expenses by the investment adviser during the Fund's last fiscal year. Had this waiver been reflected, the Fund's expenses as a percentage of net assets would have been 1.23%.

MOST RECENTLY ENDED FISCAL YEARS



This prospectus reflects information for each Fund as of the end of each Fund's most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:



   FISCAL YEAR END                                  FUNDS
March 31, 2004           Merrill Lynch Value Opportunities Fund, Inc., American
                         Century Equity Income Fund, PIMCO Total Return Fund, Van
                         Kampen Aggressive Growth Fund
June 30, 2004            Merrill Lynch Basic Value Fund, Inc., Allianz Funds NFJ
                         Small-Cap Value Fund, Allianz Funds OCC Renaissance Fund,
                         Delaware Trend Fund, Putnam International Equity Fund,
                         Seligman Smaller-Cap Value Fund
July 31, 2004            AllianceBernstein Growth & Income Fund, Alliance Bernstein
                         Large Cap Growth Fund, Inc. American Funds The Income Fund
                         of America, Inc., Davis New York Venture Fund, Inc., Putnam
                         Voyager Fund
August 31, 2004          Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch
                         U.S. Government Mortgage Fund, American Funds The Growth
                         Fund of America, Inc., MFS Core Growth Fund, MFS Research
                         International Fund, MFS Mid Cap Growth Fund, Oppenheimer
                         Main Street Fund(R), Templeton Growth Fund, Templeton
                         Foreign Fund
September 30, 2004       Merrill Lynch Core Bond Portfolio, Oppenheimer Global Fund
October 31, 2004         Merrill Lynch Global Allocation Fund, Inc., AIM
                         Constellation Fund, Fidelity Advisor Overseas Fund,
                         Oppenheimer Quest Opportunity Value Fund, Putnam Fund for
                         Growth and Income
November 30, 2004        Fidelity Advisor Equity Growth Fund, Fidelity Advisor Mid
                         Cap Fund
December 31, 2004        Merrill Lynch S&P 500 Index Fund, Merrill Lynch Ready Assets
                         Trust, AIM Premier Equity, American Funds The Bond Fund of
                         America, Inc., American Funds The Investment Company of
                         America, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett
                         Mid-Cap Value Fund, Inc., Van Kampen Comstock Fund, Van
                         Kampen Equity and Income Fund



                            YIELDS AND TOTAL RETURNS


From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Merrill Lynch Ready Assets Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (besides the Merrill Lynch Ready Assets Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange.


Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE SEPARATE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account D (the "Separate Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the Federal securities laws. The Separate Account's assets are segregated from all of our other assets.

SEGREGATION OF SEPARATE ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Separate Account. The Separate Account's income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


There are 41 subaccounts currently available through the Separate Account. One previously available subaccount, the Advisor Mid Cap Growth Fund of the Fidelity Advisor Series I, is closed to allocations of premiums and contract value. All subaccounts invest in one of the following mutual funds or a corresponding portfolio thereof: Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Index Funds, Inc., Merrill Lynch Value Opportunities Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, AIM Equity Funds, AIM Funds Group, AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., Allianz Funds, American Century Capital Portfolios, Inc., The Bond Fund of America, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Davis New York Venture Fund, Inc., Delaware Group Equity Funds III, Fidelity Advisor Series I, Fidelity Advisor Series VIII, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., MFS Series Trust I, MFS Series Trust IV, Oppenheimer Global Fund, Oppenheimer Main Street Funds, Oppenheimer Quest for Value Funds, PIMCO Funds, The Putnam Fund for Growth and Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Value Fund Series, Inc., Templeton Funds, Inc., Templeton Growth Fund, Inc., Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, or Van Kampen Equity Trust. Additional subaccounts may be added or closed in the future.


Although the investment objectives and policies of certain Funds may be similar to the investment objectives and policies of other funds or portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other fund or portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available through the Contract may have names similar to funds or portfolios not available through the Contract. All of the underlying mutual funds offered through this Separate Account are available to the general public.

                      INVESTMENTS OF THE SEPARATE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS


Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account as well as members of the general public. Shares of these Funds may be offered to separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch).



Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.


MERRILL LYNCH BASIC VALUE FUND, INC.

The Merrill Lynch Basic Value Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.


Fund Asset Management, L.P. ("FAM"), located at 800 Scudders Mill Road, Plainsboro, NJ 08536, serves as the investment adviser to the Fund. FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $476 billion in investment company and other portfolio assets under management as of March 31, 2005. FAM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


The Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

MERRILL LYNCH BOND FUND, INC.

The Merrill Lynch Bond Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account. FAM serves as the investment adviser to the Fund. FAM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

MERRILL LYNCH CORE BOND PORTFOLIO. The Fund seeks as high a level of current income as is consistent with the investment policies of the Portfolio and with prudent investment management. The Fund also seeks growth of capital when consistent with its primary goal. The Fund seeks to achieve this objective by investing primarily in investment grade fixed-income securities of any maturity. The Fund also may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. The Fund may invest in mortgage-backed securities, and may invest up to 10% of its net assets in fixed-income securities that are rated below investment grade, by an established rating agency or that are unrated but of equivalent quality.

MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.

The Merrill Lynch Fundamental Growth Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Merrill Lynch Investment Managers, L.P. ("MLIM"), located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Fund. MLIM, together with its affiliates, FAM, Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $476 billion in investment company and other portfolio assets under management as of March 31, 2005. MLIM is an indirect subsidiary of Merrill Lynch, Merrill Lynch Asset Management U.K., Limited is the subadviser. MLIM receives an advisory fee from the Fund for its services. MLIM pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for the Fund is set forth below.


The Fund seeks long-term growth of capital. The Fund invests in a portfolio of equity securities, placing particular emphasis on companies that have exhibited above-average earnings growth.

MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

The Merrill Lynch Global Allocation Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. MLIM serves as the investment manager to the Fund. MLIM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

MERRILL LYNCH READY ASSETS TRUST

The Merrill Lynch Ready Assets Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its shares to the Separate Account. MLIM serves as the investment manager to the Fund. MLIM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks preservation of capital, liquidity and the highest possible current income consistent with this objective available from investing in a diversified portfolio of short-term money-market securities. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. During extended periods of low interest rates, the yields of the Fund also may become extremely low and possibly negative.

MERRILL LYNCH INDEX FUNDS, INC.

The Merrill Lynch Index Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

The Fund does not have an investment adviser and invests all of its assets in a series of Quantitative Master Series Trust that has the same goals as the Fund. All investments will be made at the level of the series of Quantitative Master Series Trust. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying series of Quantitative Master Series Trust in which it invests. FAM serves as the investment adviser to the underlying series. FAM receives an advisory fee from the underlying series for its services. A summary of the investment objective and strategy for the Fund is set forth below.

MERRILL LYNCH S&P 500 INDEX FUND. The Fund seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the U.S.


MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC. (FORMERLY, MERRILL LYNCH SMALL CAP VALUE FUND, INC.)



The Merrill Lynch Value Opportunities Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. FAM serves as the investment adviser for the Fund. FAM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


The Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that management of the Fund believes have special investment value and emerging growth companies regardless of size.

MERRILL LYNCH U.S. GOVERNMENT MORTGAGE FUND

The Merrill Lynch U.S. Government Mortgage Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. FAM serves as the investment adviser to the Fund. FAM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks high current return through investments in U.S. Government securities and U.S. Government Agency securities, including Government National Mortgage Association ("Ginnie Mae") mortgage backed certificates and other mortgage backed government securities.

AIM EQUITY FUNDS

AIM Equity Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

A I M Advisors, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as investment adviser to the Fund. A I M Capital Management, Inc. is the Fund's subadviser. AIM receives an advisory fee from the Fund for its services. AIM pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for the Fund is set forth below.


AIM CONSTELLATION FUND. The Fund is a series portfolio of AIM Equity Funds and its investment objective is growth of capital. The Fund seeks to meet this objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The Fund will invest without regard to market capitalization. The Fund may also invest up to 20% of its total assets in foreign securities. Investing in small and mid-sized companies involves greater risks not associated with investing in more established companies. Additionally, small companies have business risk, significant stock price fluctuations and illiquidity.


AIM FUNDS GROUP

AIM Funds Group is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

AIM serves as investment adviser to the Fund. AIM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


AIM PREMIER EQUITY FUND. The Fund is a series portfolio of AIM Funds Group and its investment objective is to achieve long-term growth of capital. Income is a secondary objective. The Fund seeks to meet its objectives by investing normally at least 80% of its assets in equity securities, including convertible securities. The Fund's portfolio managers focus on undervalued equity securities of 1) out-of-favor cyclical growth companies, 2) established growth companies that are undervalued compared to historical relative valuation parameters, 3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and 4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The Fund may also invest up to 25% of its total assets in foreign securities.


ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

The AllianceBernstein Growth and Income Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Alliance Capital Management L.P. ("Alliance"), located at 1345 Avenue of the Americas, New York, NY 10105, serves as investment adviser to the Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of AXA Financial, Inc. Alliance receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.


ALLIANCE BERNSTEIN LARGE CAP GROWTH FUND, INC. (FORMERLY, ALLIANCEBERNSTEIN PREMIER GROWTH FUND, INC.)



The AllianceBernstein Large Cap Growth Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Alliance serves as investment adviser to the Fund. Alliance receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.


Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies. "Large-capitalization companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $525 million to almost $354 billion as of September 30, 2004, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.



ALLIANZ FUNDS (FORMERLY, PIMCO FUNDS: MULTI-MANAGER SERIES)



Allianz Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios to the Separate Account.



Allianz Global Investors Fund Management LLC ("Allianz Global Management"), located at 1345 Avenue of the Americas, New York, NY 10105, serves as the investment adviser and administrator to the Funds. Allianz Global Management has retained its investment management affiliates Oppenheimer Capital LLC ("OCC") and NFJ Investment Group LP ("NFJ") to manage the Funds' investments. Allianz Global Management receives an advisory fee from the Funds for its services. Allianz Global Management pays OCC and NFJ, not the Funds. A summary of the investment objective and strategy for each Fund is set forth below.



ALLIANZ OCC RENAISSANCE FUND (FORMERLY, PIMCO PEA RENAISSANCE FUND). The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.



ALLIANZ NFJ SMALL-CAP VALUE FUND. The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.


AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

American Century Capital Portfolios, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Advisor Class shares of one of its separate investment portfolios to the Separate Account.

American Century Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser to the Fund. American Century Investment Management, Inc. receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy of the Fund is set forth below.

EQUITY INCOME FUND. The Fund seeks to provide current income. Capital appreciation is a secondary objective. The Fund invests primarily in income-producing equity securities. The Fund seeks to exceed the yield of securities comprising the S&P 500 Composite Index. The investment adviser screens companies for favorable dividend-paying history, dividend-paying ability and capital appreciation potential. The Fund invests at least 80% of assets in equity securities at all times and at least 85% in income-paying securities under normal conditions.

AMERICAN FUNDS

Capital Research and Management Company ("Capital Research"), located at 333 South Hope Street, Los Angeles, CA 90071, serves as investment adviser to the American Funds. Capital Research is a wholly owned subsidiary of The Capital Group Companies, Inc.

THE BOND FUND OF AMERICA, INC. The Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Capital Research receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Fund invests the majority of its assets in bonds rated A and above. The Fund may also invest in lower-rated bonds.

THE GROWTH FUND OF AMERICA, INC. The Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Capital Research receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment objective is to provide growth of capital. The Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

THE INCOME FUND OF AMERICA, INC. The Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Capital Research receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment objective is to provide current income while secondarily striving for capital growth. The Fund invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the Fund will invest a substantial portion of its assets in equity-type securities.

THE INVESTMENT COMPANY OF AMERICA. The Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Capital Research receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment objective is to achieve long-term growth of capital and income. The Fund strives to accomplish these objectives through extensive U.S. and global research, careful selection, and broad diversification. In the selection of securities for investment, potential for capital appreciation and future dividends are given more weight than current yield. The Fund invests primarily in common stocks. The Fund's equity investments are limited to securities of companies on its eligible list.

DAVIS NEW YORK VENTURE FUND, INC.

The Davis New York Venture Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Davis Selected Advisers, L.P. ("Davis Advisers"), located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706, serves as investment adviser for the Fund. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY") serves as a subadviser for the Fund. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers receives an advisory fee from the Fund for its services. Davis Advisers pays for Davis Advisers-NY's subadvisory services; the Fund does not. A summary of the investment objective and strategy for the Fund is set forth below.

Davis New York Venture Fund's investment objective is long-term growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $10 billion. The portfolio managers select common stock of quality overlooked growth companies at value prices to hold them for the long term. The portfolio managers also look for companies with sustainable growth rates selling at modest price-earnings multiples that they hope will expand as other investors recognize the company's true worth.

DELAWARE GROUP EQUITY FUNDS III

The Delaware Group Equity Funds III is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

Delaware Management Company, located at 2005 Market Street, Philadelphia, PA 19103, serves as investment adviser to the Fund. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

DELAWARE TREND FUND. The Fund seeks to provide long-term capital appreciation by investing primarily in securities of small, growth-oriented or emerging companies. The Fund invests in companies that the portfolio manager believes are to be responsive to changes in the marketplace and have the fundamental characteristics to support continued growth. Stock selection strategy focuses on market leaders, strong product cycles, innovative concepts and industry trends.

FIDELITY ADVISOR SERIES I


The Fidelity Advisor Series I is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios to the Separate Account, one of which is closed to allocations of premium and contract value.


Fidelity Management & Research Company ("FMR"), located at One Federal Street, Boston, MA 02110, serves as the investment manager to the Funds. The following affiliates assist with foreign investments and serve as subadvisers to the
Funds: Fidelity Management & Research (U.K.) Inc. ("FMR U.K."), Fidelity Management & Research (Far East) Inc. ("FMR Far East"), and Fidelity Investments Japan Limited ("FIJ"). FMR Co., Inc. ("FMRC") also serves as subadviser to the Funds. FMR receives an advisory fee from the Funds for its services. FMR pays FMRC, FMR U.K. and FMR Far East for providing subadvisory services; the Funds do not. FMR Far East in turn pays FIJ for providing subadvisory services. A summary of the investment objective and strategy for each Fund is set forth below.

ADVISOR EQUITY GROWTH FUND. The Fund seeks capital appreciation. The Fund normally invests at least 80% of its assets in equity securities, primarily in common stocks of companies the investment manager believes have above-average growth potential. The Fund also invests in domestic and foreign issuers. The investment manager uses a fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

ADVISOR MID CAP FUND. The Fund seeks long-term growth of capital. The Fund normally invests primarily in common stocks. The Fund normally invests at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index (S&P(R) MidCap 400)). The Fund could invest in companies with smaller or larger market capitalizations. The Fund invests in domestic and foreign issuers, and in either "growth" stocks or "value" stocks or both. The investment manager uses a fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on October 22, 2004.


FIDELITY ADVISOR SERIES VIII

The Fidelity Advisor Series VIII is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

FMR serves as the Fund's investment manager. The following affiliates assist FMR with foreign investments and serve as subadvisers: FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA), Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), and Fidelity Investments Japan Limited ("FIJ"). FMRC also serves as a subadviser to the Fund. FMR receives an advisory fee from the Fund for its services. FMR pays the subadvisory fees; the Fund does not. A summary of the investment objective and strategy of the Fund is set forth below.

ADVISOR OVERSEAS FUND. The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of assets in non-U.S. securities, primarily in common stocks. The Fund allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The investment adviser uses a fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

LORD ABBETT BOND-DEBENTURE FUND, INC.

The Lord Abbett Bond-Debenture Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Lord, Abbett & Co. LLC, located at 90 Hudson Street, Jersey City, NJ 07302-3973, serves as investment adviser to the Fund. Lord, Abbett & Co. LLC receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


The Fund seeks high current income and the opportunity for capital appreciation to produce a high total return. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings, in fixed income securities. The Fund will provide shareholders with at least 60 days notice of any changes in this policy. These securities may include: all types of bonds, debentures, mortgage-related and other asset-based securities, high yield and investment grade debt securities, U.S. Government Securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities. At least 20% of the Fund's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Fund may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants, and similar instruments. The Fund may invest up to 20% of its net assets in foreign securities.


LORD ABBETT MID-CAP VALUE FUND, INC.

The Lord Abbett Mid-Cap Value Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Lord, Abbett & Co. LLC serves as investment adviser to the Fund. Lord, Abbett & Co., LLC receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell Mid Cap Index was $606 million to $31.1 billion. This range varies daily.


MFS SERIES TRUST I

The MFS Series Trust I is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios to the Separate Account.

MFS(R) Investment Management ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116 serves as investment adviser to the Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS receives an advisory fee from each Fund for its services. A summary of the investment objective and strategy for each Fund is set forth below.


MFS(R) CORE GROWTH FUND. The Fund's investment objective is capital appreciation. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of well-known and established companies which the Fund's investment adviser believes have above-average growth potential. The Fund may also invest in emerging growth companies and foreign securities.



MFS(R) RESEARCH INTERNATIONAL FUND. The Fund's investment objective is capital appreciation. The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of foreign companies. The Fund focuses on foreign companies (including emerging market issuers) that the Fund's investment adviser, believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Fund does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

MFS SERIES TRUST IV

The MFS Series Trust IV is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account. MFS serves as the investment adviser to the Fund. MFS receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


MFS(R) MID CAP GROWTH FUND. The Fund's investment objective is long-term growth of capital. The Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations which the Fund's investment adviser believes have reasonable valuations and above-average growth potential. The Fund may also invest in foreign securities.


OPPENHEIMER GLOBAL FUND

The Oppenheimer Global Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. OppenheimerFunds, Inc., located at 225 Liberty Street, 11th Floor, New York, New York 10080, serves as investment manager to the Fund. OppenheimerFunds, Inc. receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital appreciation. It invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

OPPENHEIMER MAIN STREET FUNDS

Oppenheimer Main Street Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account. OppenheimerFunds, Inc. serves as investment manager to the Fund. OppenheimerFunds, Inc. receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy of the Fund is set forth below.


OPPENHEIMER MAIN STREET FUND. The Fund seeks a high total return. The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Fund also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.


OPPENHEIMER QUEST FOR VALUE FUNDS

The Oppenheimer Quest for Value Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account. OppenheimerFunds, Inc. serves as investment manager to the Fund. OpCap Advisors is the subadviser. OppenheimerFunds, Inc. receives an advisory fee from the Fund for its services. OppenheimerFunds, Inc. pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for the Fund is set forth below.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND. The Fund seeks growth of capital. The Fund can invest in a variety of equity and debt securities. The Fund normally invests mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. The Fund can invest in common stocks and other equity securities, including debt securities convertible into common stock, without limit. Under normal market conditions, the Fund invests at least 50% of its total assets in common stock and debt securities convertible into common stock.


PIMCO FUNDS (FORMERLY, PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES)



The PIMCO Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.


Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Newport Beach, CA 92660, serves as the investment adviser and administrator to the Fund. PIMCO receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

PIMCO TOTAL RETURN FUND. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments; 10% in high-yield securities which generally involves greater risk to principal than investment in higher-related securities; and may invest in derivative instruments. A fund investing in derivatives could lose more than the principal amount invested.

THE PUTNAM FUND FOR GROWTH AND INCOME

The Putnam Fund for Growth and Income is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Putnam Investment Management, LLC ("Putnam Management"), located at One Post Office Square, Boston, MA 02109, serves as investment manager to the Fund. Putnam Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital growth and current income. The Fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Putnam Management looks for companies undergoing positive change. The Fund invests mainly in large companies.

PUTNAM INTERNATIONAL EQUITY FUND

The Putnam International Equity Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Putnam Management serves as investment adviser to the Fund. Putnam Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital appreciation. The Fund invests mainly in common stocks of companies outside the United States. Putnam Management first selects countries and industries that it believes are attractive, then looks for companies that the investment manager believes have favorable investment potential. The investment manager also considers other factors that it believes will cause the stock price to rise. The Fund invests mainly in midsized and large companies, although it can invest in companies of any size. Although the Fund emphasizes investments in developed countries, it may also invest in companies located in developing (also known as emerging) markets.

PUTNAM VOYAGER FUND

The Putnam Voyager Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Putnam Management serves as investment adviser to the Fund. Putnam Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital appreciation. The Fund invests mainly in common stocks of U.S. companies, with a focus on growth stocks. The Fund invests mainly in midsized and large companies, although it can invest in companies of any size.

SELIGMAN VALUE FUND SERIES, INC.

The Seligman Value Fund Series, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

J. & W. Seligman & Co. Incorporated ("Seligman"), located at 100 Park Avenue, New York, New York 10017, serves as the investment adviser to the Fund. Seligman receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


SELIGMAN SMALLER-CAP VALUE FUND (FORMERLY, SELIGMAN SMALL-CAP VALUE FUND). The Fund seeks long term capital appreciation. The Fund generally invests at least 80% of its net assets in the common stocks of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund. The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following: (i) a low price-to-earnings and/or low price-to-book ratio, (ii) positive change in senior management, (iii) positive corporate restructuring, and (iv) temporary setback in price due to factors that no longer exist.


TEMPLETON FUNDS, INC.

Templeton Funds, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

Templeton Global Advisors Limited (Global Advisors), located at Lyford Cay, Nassau, Bahamas, serves as investment manager to the Fund. Global Advisors receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

TEMPLETON FOREIGN FUND. The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located outside the U.S. The Fund will invest, under normal circumstances, at least 80% of its net assets in foreign securities, which may include emerging markets.

TEMPLETON GROWTH FUND, INC.

The Templeton Growth Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Global Advisors serves as investment adviser to the Fund. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located anywhere in the world, including emerging markets. In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. The Fund may invest up to 5% of its total assets in swap agreements.

VAN KAMPEN COMSTOCK FUND

The Van Kampen Comstock Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Van Kampen Asset Management, located at 1221 Avenue of the Americas, New York, New York 10020, serves as investment adviser to the Fund, and is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments, Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Asset Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.


The Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies. The Fund may invest up to 25% of its total assets in securities of foreign issuers.


VAN KAMPEN EQUITY AND INCOME FUND

The Van Kampen Equity and Income Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Van Kampen Asset Management serves as investment adviser to the Fund. Van Kampen Asset Management receives an advisory fee from the Funds for its services. A summary of the investment objective and strategy is set forth below.

The Fund seeks the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective. The Fund's investment adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments and investment grade quality debt securities.

VAN KAMPEN EQUITY TRUST

The Van Kampen Equity Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

Van Kampen Asset Management serves as investment adviser to the Fund. Van Kampen Asset Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy is set forth below.

VAN KAMPEN AGGRESSIVE GROWTH FUND. The Fund's investment objective is to seek capital growth. The Fund focuses primarily on equity securities of small- and medium-sized growth companies, although the Fund may invest in larger-sized companies.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS



We (and our affiliates) receive payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof, in consideration for certain administrative and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:



     - RULE 12B-1 AND SHAREHOLDER SERVICE FEES. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0.125% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

     - RECORDKEEPING FEES. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.



     - ADMINISTRATIVE SERVICE PAYMENTS. We receive compensation from the investment adviser (or affiliates thereof) of the Funds for administrative and other services related to Separate Account operations. This compensation is paid out of the adviser's (or affiliate's) own resources and not out of Fund assets, and thus does not decrease the Funds' investment returns. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. Currently, we receive administrative service payments ranging from 0.025% to 0.30%.



The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.525%.



Additionally, certain of the Funds (and other retail mutual funds managed by the advisers or subadvisers of the Funds) may be sold through our affiliate, MLPF&S, which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may compensate MLPF&S, as a selling firm, with payments or non-cash compensation, such as compensation for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.



Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch U.S. Government Mortgage Fund, and Merrill Lynch Value Opportunities Fund, Inc.) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary funds than nonproprietary Funds.



SELECTION OF UNDERLYING FUNDS



We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.



You are responsible for choosing the subaccounts or an asset allocation model (See "Asset Allocation Program"), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.



THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND OR MODEL. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


OTHER SHARE CLASSES AND PORTFOLIOS

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, attached prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the attached prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE SEPARATE ACCOUNT

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Separate Account that equals 1.30% annually. It will never exceed 1.30%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers, Asset Allocation, Rebalancing, and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

SURRENDER CHARGE

     WHEN IMPOSED

We may impose a surrender charge on withdrawals from the Contract. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from the Contract held for less than seven years. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders".)

     AMOUNT OF CHARGE

We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0%.

NUMBER OF COMPLETE YEARS ELAPSED
     SINCE PREMIUM WAS PAID       SURRENDER CHARGE
--------------------------------  ----------------
            0 years                      7%
             1 year                      6%
            2 years                      5%
            3 years                      4%
            4 years                      3%
            5 years                      2%
            6 years                      1%
        7 or more years                  0%

The charge is calculated on total premiums withdrawn from the Contract. If, however, your contract value at the time of withdrawal is less than your premiums paid in, the charge is based on your contract value. Gain in contract value is never subject to this sales charge. We make withdrawals of any "free withdrawal amount" in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the "free withdrawal amount" will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS

If you made a $5,000 premium payment and withdrew the entire $5,000 two years later, we would impose a 5% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment and due to negative investment experience only $4,500 remained in the Contract when you withdrew it two years later, we would impose a 5% charge only on $4,500 of the original premium. If instead the $5,000 premium payment grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in contract value through withdrawals two years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 5% surrender charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

     HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your contract value. Amounts deducted to cover this charge do not incur any separate surrender charges. The example below shows how this works.

                              PRO RATA DEDUCTIONS

Kim Investor's Contract has a current contract value of $100,000. $60,000 is in the Merrill Lynch Basic Value Subaccount, and $40,000 is in the Merrill Lynch Fundamental Growth Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 5% surrender charge ($1,000). Accordingly, $600--60% of $1,000--is deducted from the Merrill Lynch Basic Value Subaccount and $400--40% of $1,000--is deducted from the Merrill Lynch Fundamental Growth Subaccount.

(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect of the deduction this charge will have on the number of accumulation units credited to a Contract.)

CONTRACT FEE

We may charge a $40 contract fee at the end of each contract year. We will impose this fee if the greater of contract value, or premiums less withdrawals, is less than $50,000.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than a contract anniversary.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

GUARANTEED MINIMUM INCOME BENEFIT FEE


If you elect the GMIB, we will deduct a fee at the end of each calendar quarter and upon termination of the Rider. We will determine the fee for that period by multiplying 0.50% by the GMIB Benefit Base and dividing by 12 on the last business day of each month or upon termination of the Rider. (For Contracts issued before October 16, 2004, we will use 0.40% multiplied by the GMIB Benefit Base divided by 12.) The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from the contract value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. We won't deduct this fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.


OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", "Rebalancing Program", and "Transfers Among Subaccounts".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4.0% for qualified plans. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, the contract owner and annuitant must be the same person. For Contracts purchased through an IRA Account or Roth IRA Account, the contract owner will be the Account and the annuitant must generally be the IRA Account or Roth IRA Account owner.

You may designate a beneficiary. If you die, the beneficiary will receive a death benefit.

ISSUING THE CONTRACT

     ISSUE AGE

For IRA Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account or Roth IRA Account with MLPF&S, the owner of the IRA Account or Roth IRA Account and any annuitant must be under 90 years old when we issue the Contract. If you elect the GMIB, any annuitant must be 75 years old or younger.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Merrill Lynch Ready Assets Subaccount, we will refund the contract value as of the date you return the Contract.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

Because the initial premium payment must be $25,000 or more, the Contract can only be purchased through an existing IRA Account or Roth IRA Account with MLPF&S or by rollover from an existing IRA or Roth IRA contract, a 403(b) plan, a qualified pension or profit sharing plan, or a governmental 457(b) plan. Subsequent premium payments generally must each be $50 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.

The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract.

For IRA Contracts, we accept the following as initial premiums:

     - rollover contributions from certain qualified plans, 403(b) plans, governmental 457(b) plans, and IRAs;

     - amounts transferred from another IRA; and

     - contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

     HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

     PREMIUM INVESTMENTS


For the first 14 days following the contract date, we will hold all premiums in the Merrill Lynch Ready Assets Subaccount. After the 14 days, we will reallocate the contract value to the subaccounts you selected. In Pennsylvania, we will invest all premiums as of the contract date in the subaccounts you selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts.


Currently, you may allocate your premium among 18 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Merrill Lynch Basic Value Subaccount, 58% allocated to the Merrill Lynch U.S. Government Mortgage Subaccount and 30% allocated to the Merrill Lynch S&P 500 Index Subaccount. However, you may not allocate 33 1/3% to the Merrill Lynch Basic Value Subaccount and 66 2/3% to the Merrill Lynch U.S. Government Mortgage

Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, no new annuitant may be named on IRA Contracts or Contracts purchased through an IRA Account or Roth IRA Account established with MLPF&S, and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See "Spousal Continuation".)

TRANSFERS AMONG SUBACCOUNTS

     GENERAL

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", and "Rebalancing Program".)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     DISRUPTIVE TRADING


Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.



Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will receive one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following receipt of a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We currently do not, but may in the future, impose different restrictions, such as:



     - requiring a minimum time period between each transfer;



     - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;



     - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time;



     - imposing a redemption fee on certain transfers; and



     - refusing to execute future transfer requests that violate our Disruptive Trading Procedures.



Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.



Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential market timer, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers.



The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. You should be aware that we may not have the contractual obligation or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, contract owners and other persons with interests in the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection provided by our Disruptive Trading Procedures.



Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds from intermediaries such as retirement plans or separate accounts funding variable insurance contracts generally are "omnibus" orders. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our contract owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.



In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.


DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.

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

ASSET ALLOCATION PROGRAM


THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.



     GENERAL



We make available to contract owners an Asset Allocation Program, for which our affiliate, Roszel Advisors, LLC ("Roszel Advisors"), provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.



THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN THE ASSET ALLOCATION PROGRAM. YOUR CONTRACT MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.



     ASSET ALLOCATION MODELS



Except as described below, a contract owner electing to participate in the Asset Allocation Program (a "Program participant") will have his or her contract value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently five asset allocation models to choose from:



     - Capital Preservation



     - Income



     - Income and Growth



     - Growth



     - Aggressive Growth



When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or contract value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.



     CHANGES TO THE COMPOSITION OF ASSET ALLOCATION MODELS



On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.



If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a "self-directed portfolio"). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those participants can elect at any time to again participate in the Asset Allocation Program.



Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided, prior to their decision to elect the Asset Allocation Program, with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.



     INITIAL ALLOCATION TO THE SELECTED ASSET ALLOCATION MODEL



If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount. If your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount, we will allocate your contract value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the Merrill Lynch Ready Assets Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the Merrill Lynch Ready Assets Subaccount), we will reallocate your contract value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.



     QUARTERLY REBALANCING



On the last business day of each calendar quarter, we automatically rebalance contract value to maintain the subaccounts and percentages for each Program participant's selected asset allocation model. This quarterly rebalancing takes account of:



     - increases and decreases in contract value in each subaccount due to subaccount performance,



     - increases and decreases in contract value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and



     - any adjustments Roszel Advisors has made to the selected model.



The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the Merrill Lynch Ready Assets Subaccount.



We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.



     ALLOCATION OF FUTURE PREMIUMS



The asset allocation model that a Program participant selects will override any prior percentage allocations that the participant may have chosen and all future premiums will be allocated accordingly. For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

     OTHER INFORMATION



At any time, a Program participant can request to change his or her selected model or the allocation of his or her contract value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the participant's financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.



Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by affiliates of Roszel Advisors. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors' affiliates will receive additional compensation from the advisory fees of the Funds. (See "Certain Payments We Receive With Regard to the Funds" for information on compensation with regard to proprietary Funds.) Although Roszel Advisors' affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.



For more information on Roszel Advisor's role as investment adviser for Program participants, please see Roszel Advisor's brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.



Currently, we don't charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.



This Asset Allocation Program may be terminated or altered at any time by us.


REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually according to the frequency, subaccounts, and percentages you select based on your investment goals and risk tolerance. After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. Depending on the frequency you select (on the last business day of each calendar quarter for quarterly rebalancing, on the last business day of June and December for semi-annual rebalancing, or on the last business day of December for annual rebalancing), we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. You may change the frequency of your Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the subaccount allocations that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may make lump-sum withdrawals from the Contract. In addition, you may make systematic withdrawals, discussed below. We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

     (a) = 10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

     (b) = the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the contract less prior withdrawals of these premiums.

Any amount previously withdrawn from the Contract during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We make withdrawals of any "free withdrawal amount" in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the "free withdrawal amount" will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $5,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. (See "Federal Income Taxes".)


EXAMPLE. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2005. Assume that your contract value equals $105,000 on April 1, 2006 due to positive investment performance. On that date, you withdraw $20,000.


The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of remaining premiums that are subject to a surrender charge, less any prior withdrawals during that contract year (10% of $100,000 = $10,000), and (b) gain ($105,000 - $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. If you request a withdrawal that would reduce your contract value below $5,000, we reserve the right to seek additional instructions from you to either reduce the amount requested or request a full withdrawal. In such cases, if we do not receive additional instructions from you within seven days from the date we received your original request, we will process a withdrawal for the amount you originally requested and you will have 30 days from the date we process the withdrawal to bring your contract value up to at least $5,000. If your contract value has not reached $5,000 within 30 days, we will treat that as a request for a full withdrawal of your Contract, subject to any applicable surrender charges. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, plus 100% of total premiums paid into the Contract that have not been withdrawn and are no longer subject to a surrender charge, less any prior amount withdrawn from the Contract during that contract year. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable surrender charge, minus any applicable contract fee, minus any applicable GMIB fee, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a Contract purchased through an IRA Account or Roth IRA Account with MLPF&S, the new owner must be less than 90 years old, and the new annuitant must be under 90 years old.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit ("GMDB") to the beneficiary if you die before the annuity date. (If an owner is an IRA Account or Roth IRA Account, then the death of the annuitant will be treated as the death of the owner.)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, Federal tax law may require us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of an owner (or annuitant, if the owner is an IRA Account or Roth IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)

     CALCULATION OF DEATH BENEFIT

The death benefit is equal to the greater of:

     (i)  the contract value; or

     (ii) GMDB.

If you are under age 80 on the contract date, the GMDB equals the Maximum Anniversary Value GMDB. If you are age 80 or over on the contract date, the GMDB equals the Return of Premium GMDB.

     MAXIMUM ANNIVERSARY VALUE GMDB

The Maximum Anniversary Value GMDB is equal to the greater of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (ii) the Maximum Anniversary Value.

For the Maximum Anniversary Value GMDB formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears immediately above this section.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If an owner is a non-natural person, then the annuitant's age, rather than the owner's, will be used.

We will calculate the Maximum Anniversary Value based on your age (or the age of the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE GMDB, SEE APPENDIX A.

     RETURN OF PREMIUM GMDB

The Return of Premium GMDB is equal to:

     (i)  premiums paid into the Contract less

     (ii)  "adjusted" withdrawals from the Contract.

For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

     SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date. If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. Your spouse becomes the annuitant and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premiums and transfers of contract value will be increased by the ratio of your contract value in each subaccount to your contract value prior to the increase.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for Contracts purchased through an IRA Account or Roth IRA Account with MLPF&S is the first day of the month following the annuitant's 95th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal minimum distribution requirements under a Contract purchased through an IRA Account. Until the annuity date, the contract value will fluctuate.

Generally, the annuity date for IRA Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the contract date.

You may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the IRC or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable charges and any applicable premium taxes, to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin, and will assume interest of not less than 3% per year. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with interest at an annual rate not to exceed the maximum permitted in your state. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Separate Account. We may in the future offer more options.
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Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

---------------
* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.
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     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

GUARANTEED MINIMUM INCOME BENEFIT

     GENERAL

The Guaranteed Minimum Income Benefit ("GMIB") is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the Rider. If you elect the GMIB, you can know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premium payments, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.

There is a waiting period of 10 years that must elapse before you can exercise the GMIB. BECAUSE OF THIS RESTRICTION, YOU SHOULD NOT PURCHASE THE GMIB RIDER IF YOU ARE OVER AGE 60 AT ISSUE AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE
70 1/2 TO MEET FEDERAL MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS.

If you decide that you want the protection offered by the GMIB, you must elect the feature at issue. The effective date of the GMIB Rider is the contract date. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant,

---------------

* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

at issue. You cannot elect GMIB if the older of the annuitant or joint annuitant is older than age 75 on the contract date. Once elected, you may not cancel the GMIB Rider. The GMIB Rider will be terminated upon full surrender, annuitization, or death. The GMIB Rider will also terminate if the annuitant or joint annuitant is changed and, on the contract date, the new annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same older of the annuitant or joint annuitant to exceed $2,000,000.

This feature is not available in Minnesota.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the GMIB, we base the amount of minimum income available to you upon the application to the GMIB Benefit Base (less applicable premium taxes) of the GMIB payout rates shown in the Annuity Option Tables attached to the GMIB Rider ("GMIB payout rates"). THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB payout rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying the contract value (less applicable premium taxes) on your annuity date to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor". Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes) on the exercise date to then-current annuity payout rates for the same annuity option. Annuity payout rates depend on the sex (when permissible) and attained age of the annuitant(s).

Your GMIB Benefit Base increases if you make subsequent premiums and decreases if you withdraw money from your Contract. The GMIB Benefit Base is equal to the greater of:

     (1) the GMIB Maximum Anniversary Value; and

     (2) GMIB Premiums Compounded at 5%.

GMIB Maximum Anniversary Value. To determine the GMIB Maximum Anniversary Value, we will calculate an anniversary value for the contract date and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the older of the annuitant or joint annuitant and the date you exercise the GMIB. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premiums and decreased by "adjusted" withdrawals since the contract date or that anniversary. The GMIB Maximum Anniversary Value is equal to the greatest of these anniversary values.

Each "adjusted" withdrawal equals the amount withdrawn multiplied by the GMIB Maximum Anniversary Value divided by the contract value, both of which are determined immediately prior to the withdrawal.

GMIB Premiums Compounded at 5%.  GMIB Premiums Compounded at 5% equals (i) minus
(ii) where:

     (i) equals premiums paid with interest compounded daily from the date received; and

     (ii) equals "adjusted" withdrawals from the Contract with interest compounded daily from the date of each withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or joint annuitant or the date you exercise the GMIB.

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

You may withdraw up to 5% of the value of the GMIB Premiums Compounded at 5% at the beginning of each contract year and withdrawals will be "adjusted" so that they reduce the GMIB Premiums Compounded at 5% dollar-for-dollar for that contract year.

Any withdrawal that causes the total of all withdrawals since the beginning of the contract year, including the currently requested withdrawal, to exceed 5% of the GMIB Premiums Compounded at 5% at the beginning of that contract year will be "adjusted" so that it reduces the GMIB Premiums Compounded at 5% proportionally. The adjustment is determined by multiplying the withdrawal by the ratio of the GMIB Premiums Compounded at 5% to the contract value, where both values are calculated immediately prior to the withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% to be reduced by more than the amount of the withdrawal.

     ELECTING TO RECEIVE INCOME PAYMENTS

You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS ON THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE 85TH BIRTHDAY OF THE OLDEST ANNUITANT OR JOINT ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the Rider if the older of the annuitant or joint annuitant is older than age 75 on the contract date. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Federal minimum distribution requirements for IRAs), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.

You are not required to use the GMIB to receive annuity payments. However, we will not refund fees paid for the GMIB if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR".

THE ANNUITY OPTIONS AVAILABLE WHEN USING THE GMIB TO RECEIVE YOUR FIXED INCOME ARE LIMITED TO THE FOLLOWING:

     - Life Annuity

     - Joint and Survivor Life Annuity

     - Life Annuity with Payments Guaranteed for 10 Years

     - Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payment Guaranteed for 10 years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB Rider.

     CHANGE OF ANNUITANT

If an annuitant is changed and, on the contract date, the new annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's age on the contract date was older than the current age of the oldest annuitant or joint annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant, the GMIB Rider will terminate.

If an annuitant is changed and, on the contract date, the new annuitant was older than the previous oldest annuitant or joint annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant, we will use the new annuitant's age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

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

     GMIB FEE

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See "Guaranteed Minimum Income Benefit Fee".)

     TERMINATION OF THE GMIB RIDER

The GMIB Rider will terminate on the earliest of:(1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or joint annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; or (4) a change of annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant." The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under "Change of Annuitant" above.

GENDER-BASED PAYOUT RATES

Generally, the Contract provides for gender-based payout rates when life annuity options are chosen. However, in Montana, which has regulations prohibiting gender-based rates, blended unisex payout rates will be applied to both male and female annuitants. Unisex payout rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service ("IRS") now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

You may purchase the Contract as a traditional IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account or Roth IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the IRA Account or Roth IRA Account directly from the mutual fund provider. If you purchase the Contract for use as an investment vehicle for an IRA Account or Roth IRA Account, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account or Roth IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account or Roth IRA Account. For further information, please consult a tax advisor.

     OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.

TAXATION OF ANNUITIES

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "IRA." This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. Distributions from certain eligible employer plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements. The value of certain death benefits and other benefits under the Contract may need to be considered in calculating minimum required distributions.


WHY MUST THE CONTRACTS ONLY BE PURCHASED AS IRAS OR THROUGH IRA ACCOUNTS OR ROTH IRA ACCOUNTS?

You may only purchase this Contract as an IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. If we issued this Contract other than as IRA Contracts or through IRA Accounts or Roth IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are "publicly available," i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract or through an IRA Account or Roth IRA Account will be taxed currently on the Contract's earnings.

     - If a Contract is purchased through an IRA Account or Roth IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts and Roth IRA Accounts discussed above, as long as the Account continues to qualify as an IRA or Roth IRA. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Account as an IRA or Roth IRA.

     - Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available mutual funds or to the requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs. We believe that Contracts purchased as IRAs will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs.

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TRANSFERS OR EXCHANGES OF A CONTRACT

Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can usually choose not to have tax withheld from distributions.


FEDERAL ESTATE TAXES



While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.



POSSIBLE CHANGES IN TAXATION


Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. The Merrill Lynch Life Agencies also pay the District Annuity Specialists a portion of the commissions they receive for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.10% of each premium and up to 0.85% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 2.40% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.12% of each premium.


Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial

Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Separate Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS


Our financial statements as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of the Separate Account as of December 31, 2004 and for each of the two years in the period ended December 31, 2004, incorporated by reference in this prospectus and included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which reports express an unqualified opinion and which report on our financial statements includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), which are included and incorporated by reference herein, and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.


LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)*

                                        BASIC VALUE FUND                             CORE BOND
                              -------------------------------------   ----------------------------------------
                               1/1/04 TO    1/1/03 TO   10/11/02 TO    1/1/04 TO     1/1/03 TO     10/11/02 TO
                               12/31/04     12/31/03     12/31/02      12/31/04       12/31/03      12/31/02
                              -----------   ---------   -----------   -----------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $     14.39   $   11.01    $  10.00     $     10.52   $     10.19     $   10.00
(2) Accumulation unit value
    at end of period........  $     15.65   $   14.39    $  11.01     $     10.80   $     10.52     $   10.19
(3) Number of accumulation
    units outstanding at end
    of period...............  1,215,306.9   771,867.1    78,068.6     2,931,091.5   1,529,013.7     112,099.5

                                        FUNDAMENTAL GROWTH                        GLOBAL ALLOCATION
                              --------------------------------------   ----------------------------------------
                              1/1/04 TO    1/1/03 TO     10/11/02 TO    1/1/04 TO     1/1/03 TO     10/11/02 TO
                              12/31/04      12/31/03      12/31/02      12/31/04       12/31/03      12/31/02
                              ---------   ------------   -----------   -----------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $   12.53    $    9.92      $  10.00     $     14.76   $     11.00     $  10.00
(2) Accumulation unit value
    at end of period........  $   13.18    $   12.53      $   9.92     $     16.65   $     14.76     $  11.00
(3) Number of accumulation
    units outstanding at end
    of period...............  865,294.7    603,188.7      79,464.6     6,684,383.2   3,197,836.6     62,822.3


                                         READY ASSETS TRUST                           S&P 500 INDEX
                              ----------------------------------------   ----------------------------------------
                               1/1/04 TO     1/1/03 TO     10/11/02 TO    1/1/04 TO     1/1/03 TO     10/11/02 TO
                               12/31/04       12/31/03      12/31/02      12/31/04       12/31/03      12/31/02
                              -----------   ------------   -----------   -----------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $      9.93   $     10.00    $    10.00    $     13.31   $     10.53     $   10.00
(2) Accumulation unit value
    at end of period........  $      9.89   $      9.93    $    10.00    $     14.48   $     13.31     $   10.53
(3) Number of accumulation
    units outstanding at end
    of period...............  2,308,099.2   4,361,764.9    1,481,100.9   1,001,517.8   4,439,511.2     323,297.1

                                      VALUE OPPORTUNITIES                 U.S. GOVERNMENT MORTGAGE FUND
                              -----------------------------------   -----------------------------------------
                              1/1/04 TO   1/1/03 TO   10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                              12/31/04    12/31/03     12/31/02       12/31/04       12/31/03      12/31/02
                              ---------   ---------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $   15.63   $   11.18    $  10.00     $     10.19    $     10.09     $   10.00
(2) Accumulation unit value
    at end of period........  $   17.60   $   15.63    $  11.18     $     10.37    $     10.19     $   10.09
(3) Number of accumulation
    units outstanding at end
    of period...............  998,205.5   723,625.0    86,822.7     2,474,503.6    4,738,718.3     815,372.4


                                       AIM CONSTELLATION                       AIM PREMIER EQUITY
                              -----------------------------------   -----------------------------------------
                              1/1/04 TO   1/1/03 TO   10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                              12/31/04    12/31/03     12/31/02       12/31/04       12/31/03      12/31/02
                              ---------   ---------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $   13.09   $  10.25     $  10.00       $  12.88       $  10.44       $ 10.00
(2) Accumulation unit value
    at end of period........  $   13.72   $  13.09     $  10.25       $  13.41       $  12.88       $ 10.44
(3) Number of accumulation
    units outstanding at end
    of period...............  102,211.3   77,334.7     11,030.7       29,400.1       28,853.8       1,289.1

                                 ALLIANCEBERNSTEIN GROWTH AND INCOME         ALLIANCEBERNSTEIN LARGE CAP GROWTH
                              -----------------------------------------   -----------------------------------------
                               1/1/04 TO      1/1/03 TO     10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04       12/31/03      12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   ------------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................   $   14.04      $   10.80      $  10.00      $   12.09      $    9.98       $ 10.00
(2) Accumulation unit value
    at end of period........   $   15.51      $   14.04      $  10.80      $   12.91      $   12.09       $  9.98
(3) Number of accumulation
    units outstanding at end
    of period...............   226,782.1      139,230.5      19,909.3      180,052.3      187,530.9       4,893.8



---------------


* Merrill Lynch Life commenced sales of the IRA Annuity on October 11, 2002. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

                                   ALLIANZ OPCAP RENAISSANCE              ALLIANZ NFJ SMALL CAP VALUE
                              -----------------------------------   ----------------------------------------
                              1/1/04 TO   1/1/03 TO   10/11/02 TO    1/1/04 TO     1/1/03 TO     10/11/02 TO
                              12/31/04    12/31/03     12/31/02      12/31/04       12/31/03      12/31/02
                              ---------   ---------   -----------   -----------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $   18.84   $   12.04    $  10.00     $     13.90   $     10.82     $   10.00
(2) Accumulation unit value
    at end of period........  $   21.49   $   18.84    $  12.04     $     16.89   $     13.90     $   10.82
(3) Number of accumulation
    units outstanding at end
    of period...............  487,683.6   999,354.3    15,350.9     2,179,268.9   1,151,921.7     165,937.9

                                           EQUITY INCOME                          BOND FUND OF AMERICA
                              ---------------------------------------   ----------------------------------------
                               1/1/04 TO     1/1/03 TO    10/11/02 TO    1/1/04 TO     1/1/03 TO     10/11/02 TO
                               12/31/04      12/31/03      12/31/02      12/31/04       12/31/03      12/31/02
                              -----------   -----------   -----------   -----------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $     13.04   $     10.66    $  10.00     $     11.77   $     10.63     $  10.00
(2) Accumulation unit value
    at end of period........  $     14.45   $     13.04    $  10.66     $     12.30   $     11.77     $  10.63
(3) Number of accumulation
    units outstanding at end
    of period...............  3,818,985.4   2,341,043.9    41,399.1     5,293,819.5   1,932,638.1     61,675.3


                                       GROWTH FUND OF AMERICA                      INCOME FUND OF AMERICA
                              -----------------------------------------   ----------------------------------------
                               1/1/04 TO      1/1/03 TO     10/11/02 TO    1/1/04 TO     1/1/03 TO     10/11/02 TO
                                12/31/04       12/31/03      12/31/02      12/31/04       12/31/03      12/31/02
                              ------------   ------------   -----------   -----------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $      13.88   $     10.58     $   10.00    $     13.33   $     10.78     $   10.00
(2) Accumulation unit value
    at end of period........  $      15.33   $     13.88     $   10.58    $     14.87   $     13.33     $   10.78
(3) Number of accumulation
    units outstanding at end
    of period...............  13,398,737.2   4,784,708.3     454,315.3    5,095,364.9   2,006,955.5     100,198.6

                                    INVESTMENT COMPANY OF AMERICA                  DAVIS NEW YORK VENTURE
                              -----------------------------------------   -----------------------------------------
                               1/1/04 TO      1/1/03 TO     10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04       12/31/03      12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   ------------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $     13.35    $     10.70     $   10.00    $     13.93    $     10.66     $   10.00
(2) Accumulation unit value
    at end of period........  $     14.46    $     13.35     $   10.70    $     15.45    $     13.93     $   10.66
(3) Number of accumulation
    units outstanding at end
    of period...............  6,752,902.0    4,035,518.7     392,374.2    3,776,402.3    1,085,209.0     111,120.6


                                          DELAWARE TREND                         ADVISOR EQUITY GROWTH
                              --------------------------------------   -----------------------------------------
                               1/1/04 TO     1/1/03 TO   10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04     12/31/03     12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   ---------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................   $   14.58     $   11.08    $  10.00      $   13.54       $  10.39       $ 10.00
(2) Accumulation unit value
    at end of period........   $   16.16     $   14.58    $  11.08      $   13.75       $  13.54       $ 10.39
(3) Number of accumulation
    units outstanding at end
    of period...............   580,885.7     350,256.7    11,360.8      121,321.5       77,230.5       8,835.4

                                          ADVISOR MID CAP**                           ADVISOR OVERSEAS
                              -----------------------------------------   -----------------------------------------
                               1/1/04 TO      1/1/03 TO     10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04       12/31/03      12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   ------------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................   $   15.37      $   10.81      $  10.00      $   14.73       $  10.34       $10.00
(2) Accumulation unit value
    at end of period........   $   17.60      $   15.37      $  10.81      $   16.43       $  14.73       $10.34
(3) Number of accumulation
    units outstanding at end
    of period...............   279,755.8      373,120.9      28,726.2      240,353.6       69,498.3        829.2


                                     LORD ABBETT BOND-DEBENTURE                   LORD ABBETT MID-CAP VALUE
                              -----------------------------------------   -----------------------------------------
                               1/1/04 TO      1/1/03 TO     10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04       12/31/03      12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   ------------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $     12.67     $   10.67      $  10.00     $     13.49    $     10.94     $   10.00
(2) Accumulation unit value
    at end of period........  $     13.58     $   12.67      $  10.67     $     16.52    $     13.49     $   10.94
(3) Number of accumulation
    units outstanding at end
    of period...............  1,765,245.3     839,591.3      45,977.8     2,241,375.3    1,105,311.7     365,369.5

                                        MFS(R) CORE GROWTH                   MFS(R) RESEARCH INTERNATIONAL
                              --------------------------------------   -----------------------------------------
                               1/1/04 TO     1/1/03 TO   10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04     12/31/03     12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   ---------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................   $   11.82     $    9.87    $  10.00      $   13.62      $   10.40       $ 10.00
(2) Accumulation unit value
    at end of period........   $   12.86     $   11.82    $   9.87      $   16.18      $   13.62       $ 10.40
(3) Number of accumulation
    units outstanding at end
    of period...............   194,227.7     171,222.4    58,323.9      258,725.2      121,885.0       5,749.0



---------------


 * Merrill Lynch Life commenced sales of the IRA Annuity on October 11, 2002. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.


** Effective October 22, 2004, the subaccount investing in the Fidelity Advisor
   Mid Cap Growth Fund was closed to allocations of new premium payments and transfers of contract value.

                                        MFS(R) MID CAP GROWTH                        OPPENHEIMER GLOBAL
                              -----------------------------------------   -----------------------------------------
                               1/1/04 TO      1/1/03 TO     10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04       12/31/03      12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   ------------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................   $   14.61      $   10.73       $ 10.00      $   14.49      $   10.26      $  10.00
(2) Accumulation unit value
    at end of period........   $   16.51      $   14.61       $ 10.73      $   16.97      $   14.49      $  10.26
(3) Number of accumulation
    units outstanding at end
    of period...............   244,791.4      153,631.3       9,620.0      320,941.7      117,004.6      18,592.6

                                       OPPENHEIMER MAIN STREET               OPPENHEIMER QUEST OPPORTUNITY VALUE
                              -----------------------------------------   -----------------------------------------
                               1/1/04 TO      1/1/03 TO     10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04       12/31/03      12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   ------------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................   $   12.87      $   10.27      $   10.00      $  12.31       $  10.23      $  10.00
(2) Accumulation unit value
    at end of period........   $   13.90      $   12.87      $   10.27      $  13.31       $  12.31      $  10.23
(3) Number of accumulation
    units outstanding at end
    of period...............   330,960.1      279,464.5      208,554.8      89,618.3       33,940.1      10,121.3


                                         PIMCO TOTAL RETURN                  PUTNAM FUND FOR GROWTH AND INCOME
                              ----------------------------------------   -----------------------------------------
                               1/1/04 TO      1/1/03 TO    10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04      12/31/03      12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   -----------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $     10.67    $     10.28    $   10.00      $  13.65       $  10.87      $  10.00
(2) Accumulation unit value
    at end of period........  $     11.02    $     10.67    $   10.28      $  14.95       $  13.65      $  10.87
(3) Number of accumulation
    units outstanding at end
    of period...............  7,871,136.0    6,022,700.0    379,470.1      55,124.3       50,099.1      11,972.4

                                     PUTNAM INTERNATIONAL EQUITY                       PUTNAM VOYAGER
                              -----------------------------------------   -----------------------------------------
                               1/1/04 TO      1/1/03 TO     10/11/02 TO    1/1/04 TO      1/1/03 TO     10/11/02 TO
                                12/31/04       12/31/03      12/31/02       12/31/04       12/31/03      12/31/02
                              ------------   ------------   -----------   ------------   ------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................   $   13.45      $   10.63      $  10.00       $  12.57       $  10.21       $ 10.00
(2) Accumulation unit value
    at end of period........   $   15.43      $   13.45      $  10.63       $  13.00       $  12.57       $ 10.21
(3) Number of accumulation
    units outstanding at end
    of period...............   300,720.6      202,021.6      15,977.3       67,842.6       58,466.4       4,577.6


                                                           SELIGMAN SMALLER-CAP VALUE
                                                     --------------------------------------
                                                      1/1/04 TO     1/1/03 TO   10/11/02 TO
                                                       12/31/04     12/31/03     12/31/02
                                                     ------------   ---------   -----------
(1) Accumulation unit value at beginning of
    period.........................................   $   15.99     $   10.88     $ 10.00
(2) Accumulation unit value at end of period.......   $   19.04     $   15.99     $ 10.88
(3) Number of accumulation units outstanding at end
    of period......................................   366,325.2     542,991.5     3,535.6

                                                                 TEMPLETON FOREIGN
                                                     -----------------------------------------
                                                      1/1/04 TO      1/1/03 TO     10/11/02 TO
                                                       12/31/04       12/31/03      12/31/02
                                                     ------------   ------------   -----------
(1) Accumulation unit value at beginning of
    period.........................................  $     13.50    $     10.48     $  10.00
(2) Accumulation unit value at end of period.......  $     15.74    $     13.50     $  10.48
(3) Number of accumulation units outstanding at end
    of period......................................  1,977,525.4    1,131,045.5     32,274.6

                                                                 TEMPLETON GROWTH
                                                     -----------------------------------------
                                                      1/1/04 TO      1/1/03 TO     10/11/02 TO
                                                       12/31/04       12/31/03      12/31/02
                                                     ------------   ------------   -----------
(1) Accumulation unit value at beginning of
    period.........................................   $   13.96      $   10.65      $  10.00
(2) Accumulation unit value at end of period.......   $   16.12      $   13.96      $  10.65
(3) Number of accumulation units outstanding at end
    of period......................................   745,467.2      695,340.2      97,122.6


                                                                VAN KAMPEN COMSTOCK
                                                     -----------------------------------------
                                                      1/1/04 TO      1/1/03 TO     10/11/02 TO
                                                       12/31/04       12/31/03      12/31/02
                                                     ------------   ------------   -----------
(1) Accumulation unit value at beginning of
    period.........................................   $   14.62      $   11.31      $  10.00
(2) Accumulation unit value at end of period.......   $   16.96      $   14.62      $  11.31
(3) Number of accumulation units outstanding at end
    of period......................................   809,282.3      401,251.0      17,212.9

                                                           VAN KAMPEN EQUITY AND INCOME
                                                     -----------------------------------------
                                                      1/1/04 TO      1/1/03 TO     10/11/02 TO
                                                       12/31/04       12/31/03      12/31/02
                                                     ------------   ------------   -----------
(1) Accumulation unit value at beginning of
    period.........................................   $   12.73      $   10.56      $   10.00
(2) Accumulation unit value at end of period.......   $   14.05      $   12.73      $   10.56
(3) Number of accumulation units outstanding at end
    of period......................................   619,686.3      397,370.5      133,552.3

                                                           VAN KAMPEN AGGRESSIVE GROWTH
                                                     -----------------------------------------
                                                      1/1/04 TO      1/1/03 TO     10/11/02 TO
                                                       12/31/04       12/31/03      12/31/02
                                                     ------------   ------------   -----------
(1) Accumulation unit value at beginning of
    period.........................................   $   13.16      $    9.58       $ 10.00
(2) Accumulation unit value at end of period.......   $   14.95      $   13.16       $  9.58
(3) Number of accumulation units outstanding at end
    of period......................................   182,555.2      114,432.5       3,294.8


---------------


* Merrill Lynch Life commenced sales of the IRA Annuity on October 11, 2002. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

            APPENDIX A -- EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB



EXAMPLE: Assume that you are under age 80 at issue. You pay an initial premium of $100,000 on October 1, 2005 and a subsequent premium of $10,000 on April 1, 2007. You also make a withdrawal of $50,000 (including any applicable surrender charge) on May 1, 2007. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."


                                                                                                (A)          (B)         (C)
                                                                        ------------------   ---------   -----------   --------
                                                                           TRANSACTIONS        PREMS
                                                                        ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
  DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
-------------------------------------------------------------------------------------------------------------------------------
10/01/05  THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
          MAV is $0 until first contract anniversary
10/01/06  FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2006 = Contract value on
          10/1/2006 = $110,000
          MAV = greatest of anniversary values = $110,000
04/01/07  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 10/1/2006 = Contract value on
          10/1/2006 + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
05/01/07  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 10/1/2006 = contract value on
          10/1/2006 + premiums added - adjusted
          withdrawals since that anniversary = $110,000 + $10,000 -
          $60,000 = $60,000
                                                   Adjusted withdrawal
                   = withdrawal X maximum (MAV, prems - adj. withdrs.)
                                              ------------------------
                                                        contract value
                        = $50,000 X maximum (120,000, 110,000)/100,000
                                 = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
10/01/07  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 10/1/2006 = $60,000
          Anniversary value for 10/1/2007 = contract value on
          10/1/2007 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
10/01/08  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2006 = $60,000
          Anniversary value for 10/1/2007 = contract value on
          10/1/2007 = $55,000
          Anniversary value for 10/1/2008 = contract value on
          10/1/2008 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

                                                                        -----------------------------------

  DATE                                                                             DEATH BENEFIT
----------------------------------------------------------------------  -----------------------------------
10/01/05  THE CONTRACT IS ISSUED                                        $100,000 (maximum of (A), (B), (C))
          MAV is $0 until first contract anniversary
10/01/06  FIRST CONTRACT ANNIVERSARY                                    $110,000 (maximum of (A), (B), (C))
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2006 = Contract value on
          10/1/2006 = $110,000
          MAV = greatest of anniversary values = $110,000
04/01/07  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $120,000 (maximum of (A), (B), (C))
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 10/1/2006 = Contract value on
          10/1/2006 + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
05/01/07  OWNER TAKES A $50,000 WITHDRAWAL                              $ 60,000 (maximum of (A), (B), (C))
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 10/1/2006 = contract value on
          10/1/2006 + premiums added - adjusted
          withdrawals since that anniversary = $110,000 + $10,000 -
          $60,000 = $60,000
                                                   Adjusted withdrawal
                   = withdrawal X maximum (MAV, prems - adj. withdrs.)
                                              ------------------------
                                                        contract value
                        = $50,000 X maximum (120,000, 110,000)/100,000
                                 = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
10/01/07  SECOND CONTRACT ANNIVERSARY                                   $ 60,000 (maximum of (A), (B), (C))
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 10/1/2006 = $60,000
          Anniversary value for 10/1/2007 = contract value on
          10/1/2007 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
10/01/08  THIRD CONTRACT ANNIVERSARY                                    $ 65,000 (maximum of (A), (B), (C))
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2006 = $60,000
          Anniversary value for 10/1/2007 = contract value on
          10/1/2007 = $55,000
          Anniversary value for 10/1/2008 = contract value on
          10/1/2008 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

APPENDIX B - EXAMPLE OF GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. THE EXAMPLE ASSUMES NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BENEFIT BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.



FACTS: Assume that a male, age 60 purchased the Contract on February 1, 2005 with the GMIB, and made an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:



----------------------------------------------------------------------------------
                                          GMIB BENEFIT             ANNUAL GMIB
CONTRACT ANNIVERSARY*                         BASE                 PAYMENTS**
----------------------------------------------------------------------------------
(5(th)) February 1, 2010                    $127,628           GMIB NOT AVAILABLE
                                                                  FOR EXERCISE
----------------------------------------------------------------------------------
(10(th)) February 1, 2015                   $162,889                 $10,184
----------------------------------------------------------------------------------
(15(th)) February 1, 2020                   $207,893                 $14,868
----------------------------------------------------------------------------------
(20(th)) February 1, 2025                   $265,330                 $21,715
----------------------------------------------------------------------------------
(25(th)) February 1, 2030***                $338,635                 $31,290
----------------------------------------------------------------------------------
(30(th)) February 1, 2035                        n/a             GMIB TERMINATED
----------------------------------------------------------------------------------



  * The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.



 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.



*** If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB Fees previously collected would not be refunded.



FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BENEFIT BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB RIDER, SEE "GUARANTEED MINIMUM INCOME BENEFIT."

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2005


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2005, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT D........................................  S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.


For the years ended December 31, 2004, 2003, and 2002, Distributor received $17,392,793, $22,462,426, and $2,306,819, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.


FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2004, 2003, and 2002, Merrill Lynch Life paid administrative services fees of $33.2 million, $33.5 million, and $34.4 million, respectively.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Ready Assets Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by:
(a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used based on average contract size and withdrawals. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Merrill Lynch Ready Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Merrill Lynch Ready Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Merrill Lynch Ready Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period based on average contract size and withdrawals. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month.

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding three years. A surrender charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee (but not the GMIB Fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge for any period of six years or less. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used based on average contract size and withdrawals. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for periods prior to the date a subaccount commenced operations. This performance information for the subaccounts is calculated in exactly the same way as average annual total returns described above based on the assumption that the subaccounts had been in existence and had invested in the corresponding underlying Funds for the same period that the corresponding Funds had been in operation, with the level of Contract charges currently in effect.

The Funds and subaccounts corresponding to the Funds commenced operations as indicated below:


                                                                     FUND            SUBACCOUNT
                                                                  INCEPTION          INCEPTION
FUND                                                                 DATE               DATE
----                                                          ------------------  ----------------
Merrill Lynch Basic Value Fund, Inc. (Class A)                October 21, 1994    October 11, 2002
Merrill Lynch Core Bond Portfolio (Class A)                   October 21, 1994    October 11, 2002
Merrill Lynch Fundamental Growth Fund, Inc. (Class A)         December 24, 1992   October 11, 2002
Merrill Lynch Global Allocation Fund, Inc. (Class A)          October 21, 1994    October 11, 2002
Merrill Lynch S&P 500 Index Fund (Class A)                    April 3, 1997       October 11, 2002
Merrill Lynch Value Opportunities Fund (Class A)              October 21, 1994    October 11, 2002
Merrill Lynch US Govt. Mortgage Fund (Class A)                September 28, 1984  October 11, 2002
AIM Constellation Fund (Class A)                              April 30, 1976      October 11, 2002
AIM Premier Equity Fund (Class A)                             May 1, 1984         October 11, 2002
AllianceBernstein Growth and Income Fund (Class A)            July 1, 1932        October 11, 2002
AllianceBernstein Large Cap Growth Fund (Class A)             September 28, 1992  October 11, 2002
Allianz OCC Renaissance Fund (Class A)(1)                     April 18, 1988      October 11, 2002
Allianz NFJ Small-Cap Value Fund (Class A)(2)                 October 1, 1991     October 11, 2002
American Century Equity Income Fund (Advisor Class)           March 7, 1997       October 11, 2002
The Bond Fund of America, Inc. (Class A)                      May 28, 1974        October 11, 2002
The Growth Fund of America, Inc. (Class A)                    December 1, 1973    October 11, 2002
The Income Fund of America, Inc. (Class A)                    December 1, 1973    October 11, 2002
The Investment Company of America (Class A)                   January 1, 1934     October 11, 2002
Davis New York Venture Fund (Class A)                         February 17, 1969   October 11, 2002
Delaware Trend Fund (Class A)                                 October 3, 1968     October 11, 2002
Fidelity Advisor Equity Growth Fund (Class A)(3)              November 22, 1983   October 11, 2002
Fidelity Advisor Mid Cap Fund (Class A)(4)                    February 20, 1996   October 11, 2002
Fidelity Advisor Overseas Fund (Class A)(4)                   April 23, 1990      October 11, 2002
Lord Abbett Bond-Debenture Fund, Inc. (Class A)               April 1, 1971       October 11, 2002
Lord Abbett Mid Cap Value Fund, Inc. (Class A)                June 28, 1983       October 11, 2002

                                                                     FUND            SUBACCOUNT
                                                                  INCEPTION          INCEPTION
FUND                                                                 DATE               DATE
----                                                          ------------------  ----------------
MFS Core Growth Fund (Class A)                                January 2, 1996     October 11, 2002
MFS Research International Fund (Class A)                     January 2, 1997     October 11, 2002
MFS Mid Cap Growth Fund (Class A)                             December 1, 1993    October 11, 2002
Oppenheimer Global Fund (Class A)                             December 22, 1969   October 11, 2002
Oppenheimer Main Street Fund (Class A)                        February 3, 1988    October 11, 2002
Oppenheimer Quest Opportunity Value Fund (Class A)            January 3, 1989     October 11, 2002
PIMCO Total Return Fund (Class A)(5)                          May 11, 1987        October 11, 2002
Putnam Fund For Growth and Income (Class A)                   November 6, 1957    October 11, 2002
Putnam International Equity Fund (Class A)                    February 28, 1991   October 11, 2002
Putnam Voyager Fund (Class A)                                 April 1, 1969       October 11, 2002
Seligman Smaller-Cap Value Fund (Class A)                     April 25, 1997      October 11, 2002
Templeton Foreign Fund (Class A)                              October 5, 1982     October 11, 2002
Templeton Growth Fund, Inc. (Class A)                         November 29, 1954   October 11, 2002
Van Kampen Comstock Fund (Class A)                            October 7, 1968     October 11, 2002
Van Kampen Equity and Income Fund (Class A)                   August 3, 1960      October 11, 2002
Van Kampen Aggressive Growth Fund (Class A)                   May 29, 1996        October 11, 2002


---------------

(1) Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.



(2) Because Class A shares were first available on January 1, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.



(3) The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on October 22, 2004. Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.



(4) Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.



(5) Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.


From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Merrill Lynch Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of Merrill Lynch Life Variable Annuity Separate Account D, comprised of the divisions investing in the Ready Assets Trust, Basic Value Fund, Core Bond Portfolio, Fundamental Growth Fund, Global Allocation Fund, S&P 500 Index Fund, Value Opportunities Fund (formerly Small Cap Value Fund), U.S. Government Mortgage Fund, AIM Constellation Fund, AIM Premier Equity Fund, AllianceBernstein Growth & Income Fund (formerly Alliance Growth & Income Fund), AllianceBernstein Large Cap Growth Fund (formerly AllianceBernstein Premier Growth Fund), Equity Income Fund, Bond Fund of America, Growth Fund of America, Income Fund of America, Investment Company of America, Davis NY Venture Fund, Delaware Trend Fund, Advisor Equity Growth Fund, Advisor Mid Cap Fund, Advisor Overseas Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Mid-Cap Value Fund, MFS Core Growth Fund, MFS Research International Fund, MFS Mid Cap Growth Fund, Oppenheimer Global Fund, Main Street Fund (formerly Main Street Growth & Income Fund), Oppenheimer Quest Opportunity Value Fund, PIMCO Renaissance Fund, PIMCO Small Cap Value Fund, PIMCO Total Return Fund, Putnam Fund for Growth & Income, Putnam International Equity Fund (formerly Putnam International Growth Fund), Putnam Voyager Fund, Seligman Small-Cap Value Fund, Foreign Fund, Templeton Growth Fund, Van Kampen Aggressive Growth Fund, Van Kampen Comstock Fund, and Van Kampen Equity & Income Fund, (collectively, the "Divisions"), as of December 31, 2004, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Divisions' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2004, the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




March 30, 2005

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Ready Assets Trust (Note 1):
    Ready Assets Trust, 22,817 shares
      (Cost $22,817)                                                $            22,817  $                    $

  Investment in Merrill Lynch Basic Value Fund, Inc. (Note 1):
    Basic Value Fund, 600 shares
      (Cost $16,628)                                                                                  19,014

  Investment in Merrill Lynch Bond Fund, Inc. (Note 1):
    Core Bond Portfolio, 2,684 shares
      (Cost $31,520)                                                                                                      31,667
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $            22,817  $            19,014  $           31,667
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            22,817  $            19,014  $           31,667
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Fundamental Growth Fund, Inc. (Note 1):
    Fundamental Growth Fund, 659 shares
      (Cost $10,556)                                                $            11,404  $                    $

  Investment in Merrill Lynch Global Allocation Fund, Inc. (Note 1):
    Global Allocation Fund, 6,759 shares
      (Cost $107,764)                                                                                111,319

  Investment in Merrill Lynch Index Funds, Inc. (Note 1):
    S&P 500 Index Fund, 979 shares
      (Cost $13,544)                                                                                                      14,499
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $            11,404  $           111,319  $           14,499
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            11,404  $           111,319  $           14,499
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                  U.S.
                                                                            Value              Government              AIM
                                                                        Opportunities           Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Value Opportunities Fund, Inc. (Note 1):
    Value Opportunities Fund, 649 shares
      (Cost $15,617)                                                $            17,567  $                    $

  Investment in Merrill Lynch U.S. Government Mortgage Fund, Inc. (Note 1):
    U.S. Government Mortgage Fund, 2,498 shares
      (Cost $25,588)                                                                                  25,659

  Investment in AIM Equity Funds (Note 1):
    AIM Constellation Fund, 61 shares
      (Cost $1,243)                                                                                                        1,403
                                                                      ------------------ -------------------- -------------------
    Total Assets                                                    $            17,567  $            25,659  $            1,403
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            17,567  $            25,659  $            1,403
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &            Large Cap
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in AIM Funds Group (Note 1):
    AIM Premier Equity Fund,  40 shares
      (Cost $359)                                                   $               395  $                    $

  Investment in AllianceBernstein Growth and Income Fund, Inc. (Note 1):
    AllianceBernstein Growth & Income Fund, 941 shares
      (Cost $3,061)                                                                                    3,518

  Investment in AllianceBernstein Large Cap Growth Fund, Inc. (Note 1):
    AllianceBernstein Large Cap Growth Fund, 127 shares
      (Cost $2,099)                                                                                                        2,323
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               395  $             3,518  $            2,323
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               395  $             3,518  $            2,323
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in American Century Capital Portfolios, Inc. (Note 1):
    Equity Income Fund, 6,804 shares
      (Cost $54,538)                                                $            55,179  $                    $

  Investments in The American Funds (Note 1):
    Bond Fund of America, 4,771 shares
      (Cost $64,506)                                                                                  65,131
    Growth Fund of America, 7,503 shares
      (Cost $182,228)                                                                                                    205,432
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $            55,179  $            65,131  $          205,432
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            55,179  $            65,131  $          205,432
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of             Company of            Venture
                                                                           America              America               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in The American Funds (Note 1):
    Income Fund of America, 4,082 shares
      (Cost $70,256)                                                $            75,755  $                    $
    Investment Company of America, 3,176 shares
      (Cost $85,657)                                                                                  97,662

  Investment in Davis New York Venture Fund, Inc. (Note 1):
    Davis NY Venture Fund, 1,901 shares
      (Cost $54,030)                                                                                                      58,343
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $            75,755  $            97,662  $           58,343
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            75,755  $            97,662  $           58,343
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity                Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Delaware Group Equity Funds III (Note 1):
    Delaware Trend Fund, 443 shares
      (Cost $8,052)                                                 $             9,389  $                    $

  Investments in Fidelity Advisor Series I (Note 1):
    Advisor Equity Growth Fund, 37 shares
      (Cost $1,513)                                                                                    1,668
    Advisor Mid Cap Fund, 196 shares
      (Cost $4,401)                                                                                                        4,923
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             9,389  $             1,668  $            4,923
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             9,389  $             1,668  $            4,923
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Fidelity Advisor Series VIII (Note 1):
    Advisor Overseas Fund, 226 shares
      (Cost $3,604)                                                 $             3,950  $                    $

  Investment in Lord Abbett Bond-Debenture Fund, Inc. (Note 1):
    Lord Abbett Bond-Debenture Fund, 2,923 shares
      (Cost $22,939)                                                                                  23,965

  Investment in Lord Abbett Mid-Cap Value Fund, Inc. (Note 1):
    Lord Abbett Mid-Cap Value Fund, 1,636 shares
      (Cost $34,013)                                                                                                      37,033
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             3,950  $            23,965  $           37,033
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             3,950  $            23,965  $           37,033
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in MFS Series Trust I (Note 1):
    MFS Core Growth Fund, 157 shares
      (Cost $2,039)                                                 $             2,498  $                    $
    MFS Research International Fund, 265 shares
      (Cost $3,648)                                                                                    4,187

  Investment in MFS Series Trust IV (Note 1):
    MFS Mid Cap Growth Fund, 452 shares
      (Cost $3,448)                                                                                                        4,042
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             2,498  $             4,187  $            4,042
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,498  $             4,187  $            4,042
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Oppenheimer Global Fund (Note 1):
    Oppenheimer Global Fund, 90 shares
      (Cost $4,473)                                                 $             5,447  $                    $

  Investment in Oppenheimer Main Street Funds (Note 1):
    Main Street Fund, 130 shares
      (Cost $4,052)                                                                                    4,600

  Investment in Oppenheimer Quest for Value Funds (Note 1):
    Oppenheimer Quest Opportunity Value Fund, 40 shares
      (Cost $1,127)                                                                                                        1,193
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             5,447  $             4,600  $            1,193
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             5,447  $             4,600  $            1,193
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in PIMCO Funds:  Multi-Manager Series (Note 1):
    PIMCO Renaissance Fund, 394 shares
      (Cost $9,370)                                                 $            10,478  $                    $
    PIMCO Small Cap Value Fund, 1,276 shares
      (Cost $33,733)                                                                                  36,806

  Investment in PIMCO Funds:  Pacific Investment Management Series (Note 1):
    PIMCO Total Return Fund, 8,128 shares
      (Cost $87,164)                                                                                                      86,720
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $            10,478  $            36,806  $           86,720
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            10,478  $            36,806  $           86,720
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in The Putnam Fund for Growth and Income (Note 1):
    Putnam Fund for Growth & Income, 42 shares
      (Cost $722)                                                   $               824  $                    $

  Investment in Putnam International Equity Fund (Note 1):
    Putnam International Equity Fund, 196 shares
      (Cost $3,890)                                                                                    4,641

  Investment in Putnam Voyager Fund (Note 1):
    Putnam Voyager Fund, 53 shares
      (Cost $787)                                                                                                            883
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $               824  $             4,641  $              883
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $               824  $             4,641  $              883
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Seligman Value Fund Series, Inc. (Note 1):
    Seligman Small-Cap Value Fund, 416 shares
      (Cost $6,215)                                                 $             6,973  $                    $

  Investment in Templeton Funds, Inc. (Note 1):
    Foreign Fund, 2,531 shares
      (Cost $29,139)                                                                                  31,135

  Investment in Templeton Growth Fund, Inc. (Note 1):
    Templeton Growth Fund, 525 shares
      (Cost $11,459)                                                                                                      12,020
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             6,973  $            31,135  $           12,020
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             6,973  $            31,135  $           12,020
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Van Kampen Equity Trust (Note 1):
    Van Kampen Aggressive Growth Fund, 192 shares
      (Cost $2,355)                                                 $             2,729  $                    $

  Investment in Van Kampen Comstock Fund (Note 1):
    Van Kampen Comstock Fund, 742 shares
      (Cost $11,516)                                                                                  13,728

  Investment in Van Kampen Equity and Income Fund (Note 1):
    Van Kampen Equity & Income Fund, 1,010 shares
      (Cost $7,685)                                                                                                        8,706
                                                                    -------------------- -------------------- -------------------
    Total Assets                                                    $             2,729  $            13,728  $            8,706
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             2,729  $            13,728  $            8,706
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               245  $               220  $              695
 Asset-Based Insurance Charges (Note 6)                                            (409)                (194)               (268)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (164)                  26                 427
                                                                    -------------------- -------------------- --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                  125                  11
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  597                  70
 Capital Gain Distributions (Note 2)                                                  0                  718                   0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                1,440                  81
                                                                    -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (164)               1,466                 508
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         367,457                  392                 665
 Contract Owner Withdrawals                                                      (1,300)                (273)               (601)
 Net Transfers In (Out) (Note 3)                                               (386,447)               6,375              15,090
 Contract Charges (Note 6)                                                          (57)                 (51)                (77)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (20,347)               6,443              15,077
                                                                    -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets                                         (20,511)               7,909              15,585
Net Assets, Beginning of Period                                                  43,328               11,105              16,082
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            22,817  $            19,014  $           31,667
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $             1,178  $              191
 Asset-Based Insurance Charges (Note 6)                                            (144)                (617)               (561)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (144)                 561                (370)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,571                3,018               8,404
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   (272)               1,812              (5,651)
 Capital Gain Distributions (Note 2)                                                  0                  562                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,299                5,392               2,753
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,155                5,953               2,383
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             300                2,403               1,821
 Contract Owner Withdrawals                                                        (289)                (746)             (1,330)
 Net Transfers In (Out) (Note 3)                                                  2,716               56,690             (47,358)
 Contract Charges (Note 6)                                                          (39)                (195)                (93)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,688               58,152             (46,960)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           3,843               64,105             (44,577)
Net Assets, Beginning of Period                                                   7,561               47,214              59,076
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            11,404  $           111,319  $           14,499
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                  U.S.
                                                                            Value              Government              AIM
                                                                        Opportunities           Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $             1,206  $                0
 Asset-Based Insurance Charges (Note 6)                                            (184)                (556)                (15)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (184)                 650                 (15)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               933                 (149)                 47
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    142                   75                  29
 Capital Gain Distributions (Note 2)                                                990                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,065                  (74)                 76
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,881                  576                  61
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             585                1,440                  31
 Contract Owner Withdrawals                                                        (159)              (1,104)                (19)
 Net Transfers In (Out) (Note 3)                                                  3,997              (23,399)                322
 Contract Charges (Note 6)                                                          (50)                (121)                 (5)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,373              (23,184)                329
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           6,254              (22,608)                390
Net Assets, Beginning of Period                                                  11,313               48,267               1,013
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            17,567  $            25,659  $            1,403
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &            Large Cap
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 1  $                32  $                0
 Asset-Based Insurance Charges (Note 6)                                              (5)                 (35)                (25)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (4)                  (3)                (25)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                15                   27                 124
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      5                  284                  47
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     20                  311                 171
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           16                  308                 146
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               9                   90                 137
 Contract Owner Withdrawals                                                         (32)                 (49)                (13)
 Net Transfers In (Out) (Note 3)                                                     31                1,223                (207)
 Contract Charges (Note 6)                                                           (1)                  (9)                 (7)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                               7                1,255                 (90)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                              23                1,563                  56
Net Assets, Beginning of Period                                                     372                1,955               2,267
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               395  $             3,518  $            2,323
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             3,342  $             1,570  $              634
 Asset-Based Insurance Charges (Note 6)                                            (660)                (438)             (1,611)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                    2,682                1,132                (977)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             3,452                  (11)              1,569
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,458)                 257              14,672
 Capital Gain Distributions (Note 2)                                              2,409                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  4,403                  246              16,241
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        7,085                1,378              15,264
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,037                1,667               5,349
 Contract Owner Withdrawals                                                      (1,450)                (805)             (2,180)
 Net Transfers In (Out) (Note 3)                                                 17,163               40,274             121,111
 Contract Charges (Note 6)                                                         (183)                (138)               (501)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          17,567               40,998             123,779
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          24,652               42,376             139,043
Net Assets, Beginning of Period                                                  30,527               22,755              66,389
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            55,179  $            65,131  $          205,432
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of              Company              Venture
                                                                           America             of America             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,600  $             1,364  $              391
 Asset-Based Insurance Charges (Note 6)                                            (564)                (977)               (443)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                    1,036                  387                 (52)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,142                  165               2,079
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,776                5,409               2,005
 Capital Gain Distributions (Note 2)                                                411                1,091                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  4,329                6,665               4,084
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        5,365                7,052               4,032
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,290                4,283               1,340
 Contract Owner Withdrawals                                                        (707)                (801)               (914)
 Net Transfers In (Out) (Note 3)                                                 42,217               33,538              38,912
 Contract Charges (Note 6)                                                         (168)                (269)               (142)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          43,632               36,751              39,196
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          48,997               43,803              43,228
Net Assets, Beginning of Period                                                  26,758               53,859              15,115
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            75,755  $            97,662  $           58,343
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity               Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                             (91)                 (17)               (104)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (91)                 (17)               (104)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               226                   44               1,617
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    695                   (7)               (498)
 Capital Gain Distributions (Note 2)                                                  0                    0                 263
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    921                   37               1,382
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          830                   20               1,278
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             476                  108                 374
 Contract Owner Withdrawals                                                        (120)                 (13)                (79)
 Net Transfers In (Out) (Note 3)                                                  3,119                  511              (2,361)
 Contract Charges (Note 6)                                                          (24)                  (4)                (23)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,451                  602              (2,089)
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           4,281                  622                (811)
Net Assets, Beginning of Period                                                   5,108                1,046               5,734
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             9,389  $             1,668  $            4,923
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 9  $             1,054  $              167
 Asset-Based Insurance Charges (Note 6)                                             (48)                (214)               (425)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (39)                 840                (258)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (14)                 109               5,462
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    184                  459               1,485
 Capital Gain Distributions (Note 2)                                                 13                    0               1,798
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    183                  568               8,745
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          144                1,408               8,487
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             153                  517               1,276
 Contract Owner Withdrawals                                                         (25)                (300)               (697)
 Net Transfers In (Out) (Note 3)                                                  2,666               11,766              13,179
 Contract Charges (Note 6)                                                          (12)                 (63)               (122)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,782               11,920              13,636
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           2,926               13,328              22,123
Net Assets, Beginning of Period                                                   1,024               10,637              14,910
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             3,950  $            23,965  $           37,033
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                22  $                0
 Asset-Based Insurance Charges (Note 6)                                             (29)                 (34)                (40)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (29)                 (12)                (40)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                22                  104                  94
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    200                  283                 352
 Capital Gain Distributions (Note 2)                                                  0                  173                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    222                  560                 446
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          193                  548                 406
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              39                   94                 100
 Contract Owner Withdrawals                                                          (8)                 (19)               (130)
 Net Transfers In (Out) (Note 3)                                                    257                1,912               1,434
 Contract Charges (Note 6)                                                           (7)                  (8)                (13)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             281                1,979               1,391
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             474                2,527               1,797
Net Assets, Beginning of Period                                                   2,024                1,660               2,245
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,498  $             4,187  $            4,042
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                29  $                53  $                1
 Asset-Based Insurance Charges (Note 6)                                             (41)                 (52)                (10)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (12)                   1                  (9)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                49                   45                   4
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    664                  288                  13
 Capital Gain Distributions (Note 2)                                                  0                    0                  76
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    713                  333                  93
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          701                  334                  84
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             189                  223                 125
 Contract Owner Withdrawals                                                         (38)                 (61)                (10)
 Net Transfers In (Out) (Note 3)                                                  2,911                  517                 578
 Contract Charges (Note 6)                                                          (11)                 (10)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           3,051                  669                 691
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           3,752                1,003                 775
Net Assets, Beginning of Period                                                   1,695                3,597                 418
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             5,447  $             4,600  $            1,193
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               508  $            2,038
 Asset-Based Insurance Charges (Note 6)                                            (380)                (385)             (1,213)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (380)                 123                 825
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             5,934                1,968                (587)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,543)               1,821                (102)
 Capital Gain Distributions (Note 2)                                                  0                1,955               3,682
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  4,391                5,744               2,993
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,011                5,867               3,818
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,332                1,280               3,588
 Contract Owner Withdrawals                                                        (590)                (735)             (2,970)
 Net Transfers In (Out) (Note 3)                                                (13,017)              14,491              18,367
 Contract Charges (Note 6)                                                          (86)                (111)               (319)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (12,361)              14,925              18,666
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (8,350)              20,792              22,484
Net Assets, Beginning of Period                                                  18,828               16,014              64,236
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            10,478  $            36,806  $           86,720
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 9  $                62  $                0
 Asset-Based Insurance Charges (Note 6)                                              (9)                 (46)                (10)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                   16                 (10)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                34                  158                  19
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     34                  377                  23
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     68                  535                  42
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           68                  551                  32
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              17                  343                  28
 Contract Owner Withdrawals                                                          (1)                 (81)                 (9)
 Net Transfers In (Out) (Note 3)                                                     58                1,124                  99
 Contract Charges (Note 6)                                                           (2)                 (13)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                              72                1,373                 116
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                             140                1,924                 148
Net Assets, Beginning of Period                                                     684                2,717                 735
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               824  $             4,641  $              883
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               166  $               296  $              145
 Asset-Based Insurance Charges (Note 6)                                             (84)                (187)               (182)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       82                  109                 (37)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               902                1,104               1,345
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    405                1,280                (305)
 Capital Gain Distributions (Note 2)                                                  0                   27                 279
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,307                2,411               1,319
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,389                2,520               1,282
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             258                  625                 800
 Contract Owner Withdrawals                                                        (128)                (380)               (224)
 Net Transfers In (Out) (Note 3)                                                 (3,212)              13,155                 499
 Contract Charges (Note 6)                                                          (19)                 (56)                (46)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,101)              13,344               1,029
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                          (1,712)              15,864               2,311
Net Assets, Beginning of Period                                                   8,685               15,271               9,709
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             6,973  $            31,135  $           12,020
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               127  $              161
 Asset-Based Insurance Charges (Note 6)                                             (28)                (118)                (89)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (28)                   9                  72
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               122                   96                  99
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    222                1,497                 565
 Capital Gain Distributions (Note 2)                                                  0                    0                  13
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    344                1,593                 677
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          316                1,602                 749
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             112                  413                 248
 Contract Owner Withdrawals                                                         (34)                (184)               (119)
 Net Transfers In (Out) (Note 3)                                                    839                6,065               2,794
 Contract Charges (Note 6)                                                          (10)                 (33)                (26)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             907                6,261               2,897
                                                                    -------------------- -------------------- -------------------
Total Increase (Decrease) in Net Assets                                           1,223                7,863               3,646
Net Assets, Beginning of Period                                                   1,506                5,865               5,060
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,729  $            13,728  $            8,706
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               243  $               100  $              274
 Asset-Based Insurance Charges (Note 6)                                            (499)                 (67)               (115)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                     (256)                  33                 159
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   46                  32
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                1,818                  66
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                1,864                  98
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (256)               1,897                 257
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         525,102                  272                 401
 Contract Owner Withdrawals                                                        (355)                 (36)               (145)
 Net Transfers In (Out) (Note 3)                                               (495,901)               8,130              14,458
 Contract Charges (Note 6)                                                          (67)                 (17)                (32)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          28,779                8,349              14,682
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     28,523               10,246              14,939
Net Assets, Beginning of Period                                                  14,805                  859               1,143
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            43,328  $            11,105  $           16,082
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               467  $              490
 Asset-Based Insurance Charges (Note 6)                                             (50)                 (87)               (306)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (50)                 380                 184
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                10                  227                  15
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,148                1,754               6,709
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,158                1,981               6,724
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,108                2,361               6,908
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             135                  516               1,242
 Contract Owner Withdrawals                                                         (42)                (268)               (303)
 Net Transfers In (Out) (Note 3)                                                  5,585               43,959              47,920
 Contract Charges (Note 6)                                                          (14)                 (45)                (95)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           5,664               44,162              48,764
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      6,772               46,523              55,672
Net Assets, Beginning of Period                                                     789                  691               3,404
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             7,561  $            47,214  $           59,076
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                  U.S.
                                                                            Value              Government              AIM
                                                                        Opportunities           Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $             1,010  $                0
 Asset-Based Insurance Charges (Note 6)                                             (61)                (409)                 (6)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (61)                 601                  (6)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                56                  (52)                  1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,824                  (51)                137
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,880                 (103)                138
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,819                  498                 132
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             227                1,574                  57
 Contract Owner Withdrawals                                                         (49)                (535)                 (2)
 Net Transfers In (Out) (Note 3)                                                  8,363               38,606                 715
 Contract Charges (Note 6)                                                          (18)                (103)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,523               39,542                 768
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     10,342               40,040                 900
Net Assets, Beginning of Period                                                     971                8,227                 113
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            11,313  $            48,267  $            1,013
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &            Large Cap
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                14  $                0
 Asset-Based Insurance Charges (Note 6)                                              (2)                 (12)                (12)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (2)                   2                 (12)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 5                   98                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     31                  178                 180
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     36                  276                 186
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           34                  278                 174
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   16                  21
 Contract Owner Withdrawals                                                          (9)                 (23)                 (2)
 Net Transfers In (Out) (Note 3)                                                    330                1,471               2,029
 Contract Charges (Note 6)                                                            0                   (2)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             325                1,462               2,044
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        359                1,740               2,218
Net Assets, Beginning of Period                                                      13                  215                  49
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               372  $             1,955  $            2,267
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               659  $               566  $               17
 Asset-Based Insurance Charges (Note 6)                                            (272)                (150)               (413)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      387                  416                (396)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,468                  224               1,315
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,101                  357               8,707
 Capital Gain Distributions (Note 2)                                                670                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  5,239                  581              10,022
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        5,626                  997               9,626
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             846                  553               1,984
 Contract Owner Withdrawals                                                        (338)                (215)               (270)
 Net Transfers In (Out) (Note 3)                                                 24,024               20,806              50,352
 Contract Charges (Note 6)                                                          (73)                 (41)               (109)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          24,459               21,103              51,957
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     30,085               22,100              61,583
Net Assets, Beginning of Period                                                     442                  655               4,806
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            30,527  $            22,755  $           66,389
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of              Company              Venture
                                                                           America             of America             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               551  $               562  $               93
 Asset-Based Insurance Charges (Note 6)                                            (151)                (333)                (86)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      400                  229                   7
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                87                  186                 (10)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,717                6,698               2,333
 Capital Gain Distributions (Note 2)                                                  0                  379                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,804                7,263               2,323
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,204                7,492               2,330
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             977                1,349                 258
 Contract Owner Withdrawals                                                        (336)                (378)                (41)
 Net Transfers In (Out) (Note 3)                                                 21,873               41,285              11,407
 Contract Charges (Note 6)                                                          (40)                 (90)                (24)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          22,474               42,166              11,600
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     25,678               49,658              13,930
Net Assets, Beginning of Period                                                   1,080                4,201               1,185
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            26,758  $            53,859  $           15,115
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity               Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                             (26)                  (8)                (31)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (26)                  (8)                (31)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                    6                  34
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    643                  166               1,019
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    647                  172               1,053
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          621                  164               1,022
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             154                    9                 164
 Contract Owner Withdrawals                                                          (7)                 (11)                (10)
 Net Transfers In (Out) (Note 3)                                                  4,221                  794               4,256
 Contract Charges (Note 6)                                                           (7)                  (2)                 (9)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,361                  790               4,401
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      4,982                  954               5,423
Net Assets, Beginning of Period                                                     126                   92                 311
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             5,108  $             1,046  $            5,734
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 7  $               315  $               93
 Asset-Based Insurance Charges (Note 6)                                              (4)                 (63)               (154)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        3                  252                 (61)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 9                    9               1,761
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    162                  562               1,534
 Capital Gain Distributions (Note 2)                                                  0                    0                 158
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    171                  571               3,453
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          174                  823               3,392
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              70                  233                 661
 Contract Owner Withdrawals                                                          (1)                 (77)               (117)
 Net Transfers In (Out) (Note 3)                                                    773                9,185               7,010
 Contract Charges (Note 6)                                                           (1)                 (18)                (32)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             841                9,323               7,522
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,015               10,146              10,914
Net Assets, Beginning of Period                                                       9                  491               3,996
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,024  $            10,637  $           14,910
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                0
 Asset-Based Insurance Charges (Note 6)                                             (17)                  (8)                (11)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (17)                  (7)                (11)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (10)                  14                   8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    272                  255                 247
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    262                  269                 255
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          245                  262                 244
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              77                    3                 104
 Contract Owner Withdrawals                                                          (5)                   8                  (5)
 Net Transfers In (Out) (Note 3)                                                  1,135                1,330               1,803
 Contract Charges (Note 6)                                                           (4)                  (2)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,203                1,339               1,898
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,448                1,601               2,142
Net Assets, Beginning of Period                                                     576                   59                 103
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,024  $             1,660  $            2,245
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 9  $                51  $                1
 Asset-Based Insurance Charges (Note 6)                                              (9)                 (75)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                  (24)                 (2)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                14                1,295                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    312                  300                  54
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    326                1,595                  55
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          326                1,571                  53
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              33                  433                   9
 Contract Owner Withdrawals                                                          (3)                 (55)                 (1)
 Net Transfers In (Out) (Note 3)                                                  1,150                 (481)                255
 Contract Charges (Note 6)                                                           (2)                 (14)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,178                 (117)                262
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,504                1,454                 315
Net Assets, Beginning of Period                                                     191                2,143                 103
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,695  $             3,597  $              418
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               306  $              739
 Asset-Based Insurance Charges (Note 6)                                             (70)                (186)               (351)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (70)                 120                 388
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               999                3,227                  61
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,658                1,249                (555)
 Capital Gain Distributions (Note 2)                                                  0                  265                 774
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  3,657                4,741                 280
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,587                4,861                 668
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             210                  746               1,362
 Contract Owner Withdrawals                                                         (88)                (195)               (517)
 Net Transfers In (Out) (Note 3)                                                 14,960                8,848              58,933
 Contract Charges (Note 6)                                                          (26)                 (41)               (113)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          15,056                9,358              59,665
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     18,643               14,219              60,333
Net Assets, Beginning of Period                                                     185                1,795               3,903
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            18,828  $            16,014  $           64,236
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 6  $                50  $                0
 Asset-Based Insurance Charges (Note 6)                                              (4)                 (18)                 (5)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        2                   32                  (5)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                15                   59                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     72                  376                  76
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     87                  435                  82
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           89                  467                  77
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              23                  133                  42
 Contract Owner Withdrawals                                                           0                  (56)                 (4)
 Net Transfers In (Out) (Note 3)                                                    442                2,008                 576
 Contract Charges (Note 6)                                                            0                   (5)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             465                2,080                 612
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        554                2,547                 689
Net Assets, Beginning of Period                                                     130                  170                  46
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               684  $             2,717  $              735
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                16  $               62
 Asset-Based Insurance Charges (Note 6)                                             (10)                 (48)                (56)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (10)                 (32)                  6
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                13                  531                 732
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    356                  721                 878
 Capital Gain Distributions (Note 2)                                                  0                   84                 156
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    369                1,336               1,766
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          359                1,304               1,772
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              82                  261                 138
 Contract Owner Withdrawals                                                         (31)                 (22)                (49)
 Net Transfers In (Out) (Note 3)                                                  8,245               13,408               6,831
 Contract Charges (Note 6)                                                           (8)                 (18)                (17)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,288               13,629               6,903
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      8,647               14,933               8,675
Net Assets, Beginning of Period                                                      38                  338               1,034
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             8,685  $            15,271  $            9,709
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                35  $               86
 Asset-Based Insurance Charges (Note 6)                                              (7)                 (30)                (39)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (7)                   5                  47
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                   15                  51
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    156                  718                 461
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    160                  733                 512
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          153                  738                 559
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              25                  343                 210
 Contract Owner Withdrawals                                                          (2)                 (46)                (72)
 Net Transfers In (Out) (Note 3)                                                  1,301                4,644               2,961
 Contract Charges (Note 6)                                                           (2)                  (9)                 (9)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,322                4,932               3,090
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,475                5,670               3,649
Net Assets, Beginning of Period                                                      31                  195               1,411
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,506  $             5,865  $            5,060
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account D ("Separate Account D"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account D is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of forty-two investment divisions that support one annuity contract - IRA Annuity. The investment divisions are as follows:

   - Merrill Lynch Ready Assets Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Ready Assets Trust("Ready Assets").The investment advisor to Ready Assets is Merrill Lynch Investment Managers,L.P. ("MLIM"),an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Basic Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Basic Value Fund, Inc. ("Basic Value"). The investment advisor to Basic Value is Fund Asset Management, L.P. ("FAM"), an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Bond Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of Merrill Lynch Bond Fund, Inc. ("Bond Fund"). The investment advisor to Bond Fund is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Fundamental Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Fundamental Growth Fund, Inc. ("Fundamental Growth"). The investment advisor to Fundamental Growth is MLIM, an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Global Allocation Fund, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Global Allocation Fund, Inc. (" Global Allocation "). The investment advisor to Global Allocation is MLIM, an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Index Funds, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Index Funds, Inc. ("Index Funds"). The investment advisor to Index Funds is FAM,an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Value Opportunities Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Value Opportunities Fund, Inc.("Value Opportunities"). The investment advisor to Value Opportunities is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co. Effective July 26, 2004 the Small Cap Value Fund was renamed the Value Opportunities Fund.

   - Merrill Lynch U.S. Government Mortgage Fund, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch U.S. Government Mortgage Fund, Inc.("Government Mortgage"). The investment advisor to Government Mortgage is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - AIM Equity Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Equity Funds ("AIM Equity"). The investment advisor AIM Equity is AIM Advisors, Inc.

   - AIM Funds Group - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Funds Group ("AIM Funds"). The investment advisor AIM Funds is AIM Advisors, Inc.

   - AllianceBernstein Growth and Income Fund, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Growth and Income Fund, Inc. ("Growth & Income"). The investment advisor to Growth & Income is AllianceBernstein Capital Management L.P. Effective March 31, 2003 the Alliance Growth and Income Fund was renamed the AllianceBernstein Growth and Income Fund.

   - AllianceBernstein Large Cap Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Premier Growth Fund, Inc. ("Large Cap Growth"). The investment advisor to Premier Growth is AllianceBernstein Capital Management L.P. Effective December 31, 2004 the Premier Growth Fund was renamed the Large Cap Growth Fund.

   - American Century Capital Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Capital Portfolios, Inc. ("Capital Portfolios").The investment advisor to Capital Portfolios is American Century Investment Management, Inc.

   - The American Funds - Four of the investment divisions each invest in the shares of a single mutual fund portfolio of The American Funds ("American"). The investment advisor to American is Capital Research and Management Company.

   - Davis New York Venture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis New York Venture Fund, Inc. ("Davis NY"). The investment advisor to Davis NY is Davis Selected Advisers, L.P.

   - Delaware Group Equity Funds III- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Delaware Group Equity Funds III ("Delaware"). The investment advisor to Delaware is Delaware Management Company.

   - Fidelity Advisor Series I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of Fidelity Advisor Series I ("Fidelity I"). The investment advisor to Fidelity I is Fidelity Management & Research Company. The Advisor Mid Cap
      fund was closed to allocations of premiums and contract value from new investors as of November 26, 2004.

   - Fidelity Advisor Series VIII - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Fidelity Advisor Series VIII ("Fidelity VIII"). The investment advisor to Fidelity VIII is Fidelity Management & Research Company.

   - Lord Abbett Bond-Debenture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Bond - Debenture Fund, Inc.("Bond-Debenture"). The investment advisor to Bond-Debenture is Lord, Abbett & Co. LLC.

   - Lord Abbett Mid-Cap Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Mid-Cap Value Fund, Inc.("Mid-Cap Value"). The investment advisor to Mid-Cap Value is Lord, Abbett & Co. LLC.

   - MFS Series Trust I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Series Trust I ("Trust I"). The investment advisor to Trust I is Massachusetts Financial Services Company.

   - MFS Series Trust IV - One of the investment divisions invests in the shares of a single mutual fund portfolio of the MFS Series Trust IV ("Trust IV"). The investment advisor to Trust IV is Massachusetts Financial Services Company.

   - Oppenheimer Global Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Global Fund (" Oppenheimer Global "). The investment advisor to Oppenheimer Global is OppenheimerFunds, Inc.

   - Oppenheimer Main Street Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Main Street Funds ("Oppenheimer Main Street"). The investment advisor to Oppenheimer Main Street is OppenheimerFunds, Inc. Effective April 30, 2003 the Main Street Growth & Income Fund was renamed the Main Street Fund.

   - Oppenheimer Quest for Value Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Quest for Value Funds ("Oppenheimer Quest"). The investment advisor to Oppenheimer Quest is OppenheimerFunds, Inc.

   - PIMCO Funds: Multi-Manager Series - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the PIMCO Funds:Multi-Manager Series("Multi-Manager Series"). The investment advisor to Multi-Manager Series is PA Fund Management LLC.

   - PIMCO Funds: Pacific Investment Management Series - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Funds Pacific Investment Management Series (" Pacific Investment"). The investment advisor to Pacific Investment is Pacific Investment Management Company, LLC.

   - The Putnam Fund for Growth and Income - One of the investment divisions invests in the shares of a single mutual fund portfolio of The Putnam Fund for Growth and Income ("Putnam Growth").The investment advisor to Putnam Growth is Putnam Investment Management LLC ("Putnam Management").

   - Putnam International Equity Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam International Equity Fund ("Putnam International"). The investment advisor to Putnam International is Putnam Management. Effective May 1, 2003 the Putnam International Growth Fund was renamed the Putnam International Equity Fund.

   - Putnam Voyager Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam Voyager Fund (" Putnam Voyager"). The investment advisor to Putnam Voyager is Putnam Management.

   - Seligman Value Fund Series, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Value Fund Series, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Incorporated.

   - Templeton Funds, Inc.- One of the investment divisions invests in the shares of a single mutual fund portfolio of the Templeton Funds, Inc. ("Templeton Funds"). The investment advisor to Templeton Funds is Templeton Global Advisors Limited ("Templeton Advisors").

   - Templeton Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Templeton Growth Fund, Inc. ("Templeton Growth"). The investment advisor to Templeton Growth is Templeton Advisors.

   - Van Kampen Equity Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of Van Kampen Equity Trust ("Equity Trust"). The investment advisor to Equity Trust is Van Kampen Investment Advisory Corp.

   - Van Kampen Comstock Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Comstock Fund ("Comstock"). The investment advisor to Comstock is Van Kampen Asset Management Inc.

   - Van Kampen Equity and Income Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Equity and Income Fund ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management Inc.

   The assets of Separate Account D are registered in the name of Merrill Lynch Life. The portion of Separate Account D's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account D are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.

3. NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account D investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The cost  of purchases and proceeds from sales of investments for the period ended  December 30, 2004 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  Ready Assets Trust                                                $            98,758  $           119,269
  Basic Value Fund                                                                7,779                  592
  Core Bond Portfolio                                                            18,680                3,176
  Fundamental Growth Fund                                                        10,339                7,794
  Global Allocation Fund                                                         97,650               38,376
  S&P 500 Index Fund                                                             22,290               69,620
  Value Opportunities Fund                                                        7,992                2,813
  U.S. Government Mortgage Fund                                                  18,532               41,066
  AIM Constellation Fund                                                            547                  233
  AIM Premier Equity Fund                                                           136                  133
  AllianceBernstein Growth & Income Fund                                          1,384                  133
  AllianceBernstein Large Cap Growth Fund                                           761                  875
  Equity Income Fund                                                             75,711               53,053
  Bond Fund of America                                                           51,229                9,099
  Growth Fund of America                                                        127,912                5,109
  Income Fund of America                                                         51,720                6,641
  Investment Company of America                                                  39,232                1,003
  Davis NY Venture Fund                                                          48,203                9,059
  Delaware Trend Fund                                                             4,144                  783
  Advisor Equity Growth Fund                                                        783                  199
  Advisor Mid Cap Fund                                                            4,146                6,077
  Advisor Overseas Fund                                                           7,776                5,020
  Lord Abbett Bond-Debenture Fund                                                13,829                1,069
  Lord Abbett Mid-Cap Value Fund                                                 41,856               26,678
  MFS Core Growth Fund                                                              374                  123
  MFS Research International Fund                                                 2,523                  383
  MFS Mid Cap Growth Fund                                                         1,672                  320
  Oppenheimer Global Fund                                                         3,182                  143
  Main Street Fund                                                                  960                  291
  Oppenheimer Quest Opportunity Value Fund                                          781                   24
  PIMCO Renaissance Fund                                                         34,665               47,406
  PIMCO Small Cap Value Fund                                                     27,544               10,541
  PIMCO Total Return Fund                                                        65,749               42,808
  Putnam Fund for Growth & Income                                                   217                  146
  Putnam International Equity Fund                                                2,125                  737
  Putnam Voyager Fund                                                               192                   87
  Seligman Small-Cap Value Fund                                                   5,263                8,280
  Foreign Fund                                                                   23,455                9,975
  Templeton Growth Fund                                                          18,262               16,991
  Van Kampen Aggressive Growth Fund                                               1,283                  403
  Van Kampen Comstock Fund                                                        6,676                  406
  Van Kampen Equity & Income Fund                                                 3,492                  510
                                                                    -------------------- --------------------
                                                                    $           949,804  $           547,444
                                                                    ==================== ====================

5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents  the dividends, excluding the distributions of capital gains,  received by the investment division from the underlying  mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude those  expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The recognition of  investment income by the investment division is  affected by the timing of the  declaration of dividends by the  underlying fund in which  the investment divisions  invest. The expense  ratio represents the annualized contract  expenses of  the separate  account,  consisting  primarily of  mortality  and expense charges, for  each  period indicated. The ratios include  only those expenses that result in a direct reduction to unit values. Charges made directly to contract  owner accounts through the  redemption of units and expenses  of the underlying fund are  excluded. The total return amounts include  changes in the value of the  underlying mutual fund, which includes expenses assessed through  the reduction of unit  values. The ratio does  not include any expenses  assessed through  the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(In thousands, except unit values)

Ready Assets Trust
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      2,308  $         9.89 $       22,817          0.78%         1.30%        -0.51%
            December 31, 2003                      4,362            9.93         43,328          0.63          1.30         -0.65
            December 31, 2002                      1,481           10.00         14,805          1.04          1.30          0.06

Basic Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      1,215  $        15.65 $       19,014          1.47%         1.30%         8.71%
            December 31, 2003                        772           14.39         11,105          1.94          1.30         30.68
            December 31, 2002                         78           11.01            859          5.20          1.30         10.03

Core Bond Portfolio
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      2,931  $        10.80 $       31,667          3.37%         1.30%         2.69%
            December 31, 2003                      1,529           10.52         16,082          3.10          1.30          3.16
            December 31, 2002                        112           10.19          1,143          5.20          1.30          1.89

Fundamental Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        865  $        13.18 $       11,404          0.00%         1.30%         5.11%
            December 31, 2003                        603           12.53          7,561          0.00          1.30         26.26
            December 31, 2002                         79            9.92            789          0.00          1.30         -0.79



Global Allocation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      6,684  $        16.65 $      111,319          2.48%         1.30%        12.76%
            December 31, 2003                      3,198           14.76         47,214          6.98          1.30         34.18
            December 31, 2002                         63           11.00            691         15.60          1.30          9.97

S&P 500 Index Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      1,002  $        14.48 $       14,499          0.44%         1.30%         8.76%
            December 31, 2003                      4,440           13.31         59,076          2.08          1.30         26.33
            December 31, 2002                        323           10.53          3,404         11.27          1.30          5.27

Value Opportunities Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        998  $        17.60 $       17,567          0.00%         1.30%        12.54%
            December 31, 2003                        724           15.63         11,313          0.00          1.30         39.78
            December 31, 2002                         87           11.18            971          0.00          1.30         11.77

U.S. Government Mortgage Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      2,475  $        10.37 $       25,659          2.82%         1.30%         1.77%
            December 31, 2003                      4,739           10.19         48,267          3.21          1.30          0.92
            December 31, 2002                        815           10.09          8,227          2.93          1.30          0.87

AIM Constellation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        102  $        13.72 $        1,403          0.00%         1.30%         4.78%
            December 31, 2003                         77           13.09          1,013          0.00          1.30         27.64
            December 31, 2002                         11           10.25            113          0.00          1.30          2.52



AIM Premier Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         29  $        13.41 $          395          0.26%         1.30%         4.08%
            December 31, 2003                         28           12.88            372          0.00          1.30         23.25
            December 31, 2002                          1           10.44             13          0.00          1.30          4.41

AllianceBernstein Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        227  $        15.51 $        3,518          1.19%         1.30%        10.44%
            December 31, 2003                        139           14.04          1,955          1.52          1.30         30.02
            December 31, 2002                         20           10.80            215          0.00          1.30          7.95

AllianceBernstein Large Cap Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        180  $        12.91 $        2,323          0.00%         1.30%         6.75%
            December 31, 2003                        188           12.09          2,267          0.00          1.30         21.09
            December 31, 2002                          5            9.98             49          0.00          1.30         -0.25

Equity Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      3,819  $        14.45 $       55,179          6.58%         1.30%        10.77%
            December 31, 2003                      2,341           13.04         30,527          3.15          1.30         22.30
            December 31, 2002                         41           10.66            442          0.00          1.30          6.56

Bond Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      5,294  $        12.30 $       65,131          4.66%         1.30%         4.46%
            December 31, 2003                      1,933           11.77         22,755          4.91          1.30         10.77
            December 31, 2002                         62           10.63            655          3.90          1.30          6.23



Growth Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                     13,399  $        15.33 $      205,432          0.51%         1.30%        10.47%
            December 31, 2003                      4,785           13.88         66,389          0.05          1.30         31.14
            December 31, 2002                        454           10.58          4,806          0.87          1.30          5.74

Income Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      5,095  $        14.87 $       75,755          3.69%         1.30%        11.48%
            December 31, 2003                      2,007           13.33         26,758          4.74          1.30         23.67
            December 31, 2002                        100           10.78          1,080         15.60          1.30          7.74

Investment Company of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      6,753  $        14.46 $       97,662          1.81%         1.30%         8.33%
            December 31, 2003                      4,036           13.35         53,859          2.19          1.30         24.64
            December 31, 2002                        392           10.70          4,201          6.18          1.30          7.02

Davis NY Venture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      3,776  $        15.45 $       58,343          1.15%         1.30%        10.89%
            December 31, 2003                      1,085           13.93         15,115          1.41          1.30         30.60
            December 31, 2002                        111           10.66          1,185          1.95          1.30          6.59

Delaware Trend Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        580  $        16.16 $        9,389          0.00%         1.30%        10.81%
            December 31, 2003                        350           14.58          5,108          0.00          1.30         31.62
            December 31, 2002                         11           11.08            126          0.00          1.30         10.72



Advisor Equity Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        121  $        13.75 $        1,668          0.00%         1.30%         1.48%
            December 31, 2003                         77           13.54          1,046          0.00          1.30         30.33
            December 31, 2002                          9           10.39             92          0.00          1.30          3.83

Advisor Mid Cap Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        280  $        17.60 $        4,923          0.00%         1.30%        14.46%
            December 31, 2003                        373           15.37          5,734          0.00          1.30         42.11
            December 31, 2002                         29           10.81            311          0.00          1.30          8.08

Advisor Overseas Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        240  $        16.43 $        3,950          0.24%         1.30%        11.50%
            December 31, 2003                         69           14.73          1,024          2.28          1.30         42.41
            December 31, 2002                          1           10.34              9          0.00          1.30          3.39

Lord Abbett Bond-Debenture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      1,765  $        13.58 $       23,965          6.40%         1.30%         7.12%
            December 31, 2003                        840           12.67         10,637          6.50          1.30         18.69
            December 31, 2002                         46           10.67            491          2.60          1.30          6.68

Lord Abbett Mid-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      2,241  $        16.52 $       37,033          0.51%         1.30%        22.45%
            December 31, 2003                      1,105           13.49         14,910          0.79          1.30         23.29
            December 31, 2002                        365           10.94          3,996          0.00          1.30          9.35



MFS Core Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        194  $        12.86 $        2,498          0.00%         1.30%         8.75%
            December 31, 2003                        171           11.82          2,024          0.00          1.30         19.77
            December 31, 2002                         58            9.87            576          0.00          1.30         -1.36

MFS Research International Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        259  $        16.18 $        4,187          0.84%         1.30%        18.80%
            December 31, 2003                        122           13.62          1,660          0.16          1.30         30.87
            December 31, 2002                          6           10.40             59          0.00          1.30          3.99

MFS Mid Cap Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        245  $        16.51 $        4,042          0.00%         1.30%        12.95%
            December 31, 2003                        154           14.61          2,245          0.00          1.30         36.17
            December 31, 2002                         10           10.73            103          0.00          1.30          7.26

Oppenheimer Global Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        321  $        16.97 $        5,447          0.92%         1.30%        17.10%
            December 31, 2003                        117           14.49          1,695          1.30          1.30         41.19
            December 31, 2002                         19           10.26            191          0.00          1.30          2.57

Main Street Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        331  $        13.90 $        4,600          1.33%         1.30%         7.94%
            December 31, 2003                        279           12.87          3,597          0.88          1.30         25.27
            December 31, 2002                        209           10.27          2,143          3.25          1.30          2.69



Oppenheimer Quest Opportunity Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         90  $        13.31 $        1,193          0.13%         1.30%         8.05%
            December 31, 2003                         34           12.31            418          0.43          1.30         20.30
            December 31, 2002                         10           10.23            103          0.00          1.30          2.30

PIMCO Renaissance Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        488  $        21.49 $       10,478          0.00%         1.30%        14.01%
            December 31, 2003                        999           18.84         18,828          0.00          1.30         56.37
            December 31, 2002                         15           12.04            185          0.00          1.30         20.41

PIMCO Small Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      2,179  $        16.89 $       36,806          1.72%         1.30%        21.45%
            December 31, 2003                      1,152           13.90         16,014          2.14          1.30         28.50
            December 31, 2002                        166           10.82          1,795         13.00          1.30          8.12

PIMCO Total Return Bond Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      7,871  $        11.02 $       86,720          2.18%         1.30%         3.27%
            December 31, 2003                      6,023           10.67         64,236          2.74          1.30          3.69
            December 31, 2002                        379           10.28          3,903          4.33          1.30          2.80

Putnam Fund for Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         55  $        14.95 $          824          1.30%         1.30%         9.50%
            December 31, 2003                         50           13.65            684          1.95          1.30         25.54
            December 31, 2002                         12           10.87            130          0.00          1.30          8.63



Putnam International Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        301  $        15.43 $        4,641          1.75%         1.30%        14.69%
            December 31, 2003                        202           13.45          2,717          3.61          1.30         26.45
            December 31, 2002                         16           10.63            170          0.00          1.30          6.31

Putnam Voyager Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                         68  $        13.00 $          883          0.00%         1.30%         3.41%
            December 31, 2003                         58           12.57            735          0.00          1.30         23.06
            December 31, 2002                          5           10.21             46          0.00          1.30          2.09

Seligman Small-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        366  $        19.04 $        6,973          2.57%         1.30%        18.99%
            December 31, 2003                        543           15.99          8,685          0.00          1.30         46.99
            December 31, 2002                          4           10.88             38          0.00          1.30          8.74

Foreign Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                      1,978  $        15.74 $       31,135          2.06%         1.30%        16.58%
            December 31, 2003                      1,131           13.50         15,271          0.43          1.30         28.79
            December 31, 2002                         32           10.48            338          0.00          1.30          4.77

Templeton Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        745  $        16.12 $       12,020          1.04%         1.30%        15.45%
            December 31, 2003                        695           13.96          9,709          1.44          1.30         31.10
            December 31, 2002                         97           10.65          1,034          3.90          1.30          6.44



Van Kampen Aggressive Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        183  $        14.95 $        2,729          0.00%         1.30%        13.56%
            December 31, 2003                        114           13.16          1,506          0.00          1.30         37.33
            December 31, 2002                          3            9.58             31          0.00          1.30         -4.21

Van Kampen Comstock Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        809  $        16.96 $       13,728          1.40%         1.30%        16.01%
            December 31, 2003                        401           14.62          5,865          1.52          1.30         29.25
            December 31, 2002                         17           11.31            195          0.00          1.30         13.03

Van Kampen Equity & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
                                           Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
            December 31, 2004                        620  $        14.05 $        8,706          2.35%         1.30%        10.29%
            December 31, 2003                        397           12.73          5,060          2.87          1.30         20.55
            December 31, 2002                        134           10.56          1,411          7.80          1.30          5.57


6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.30% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only  if the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $50,000
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2004 and 2003 were as follows:



                                           Ready              Basic                              Fundamental           Global
                                           Assets             Value            Core Bond            Growth           Allocation
                                           Trust              Fund             Portfolio            Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                   1,481                 78                112                 79                 63
Activity during 2003:
     Issued                                     15,217                710              1,599                532              3,245
     Redeemed                                  (12,336)               (16)              (182)                (8)              (110)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 4,362                772              1,529                603              3,198
Activity during 2004:
     Issued                                      9,986                494              1,714                858              6,033
     Redeemed                                  (12,040)               (51)              (312)              (596)            (2,547)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                 2,308              1,215              2,931                865              6,684
                                     ================== ================== ================== ================== ==================


                                                                                  U.S.                                  AIM
                                            S&P               Value            Government            AIM              Premier
                                         500 Index        Opportunities         Mortgage        Constellation          Equity
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                     323                 87                815                 11                  1
Activity during 2003:
     Issued                                      4,134                672              6,485                 67                 30
     Redeemed                                      (17)               (35)            (2,561)                (1)                (3)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 4,440                724              4,739                 77                 28
Activity during 2004:
     Issued                                      1,689                449              1,778                 47                 11
     Redeemed                                   (5,127)              (175)            (4,042)               (22)               (10)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                 1,002                998              2,475                102                 29
                                     ================== ================== ================== ================== ==================


                                     AllianceBernstein  AllianceBernstein
                                          Growth &          Large Cap            Equity              Bond              Growth
                                           Income             Growth             Income              Fund               Fund
                                           Fund               Fund                Fund            of America         of America
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                      20                  5                 41                 62                454
Activity during 2003:
     Issued                                        157                188              4,237              2,324              5,035
     Redeemed                                      (38)                (5)            (1,937)              (453)              (704)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   139                188              2,341              1,933              4,785
Activity during 2004:
     Issued                                         95                 63              5,248              4,196              9,017
     Redeemed                                       (7)               (71)            (3,770)              (835)              (403)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   227                180              3,819              5,294             13,399
                                     ================== ================== ================== ================== ==================


                                                                                 Davis                                Advisor
                                           Income          Investment             NY               Delaware            Equity
                                            Fund             Company            Venture             Trend              Growth
                                         of America         of America           Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                     100                392                111                 11                  9
Activity during 2003:
     Issued                                      1,969              3,728              1,087                343                 73
     Redeemed                                      (62)               (84)              (113)                (4)                (5)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 2,007              4,036              1,085                350                 77
Activity during 2004:
     Issued                                      3,589              2,810              3,346                282                 58
     Redeemed                                     (501)               (93)              (655)               (52)               (14)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                 5,095              6,753              3,776                580                121
                                     ================== ================== ================== ================== ==================


                                                                              Lord Abbett        Lord Abbett            MFS
                                        Advisor Mid          Advisor             Bond-             Mid-Cap              Core
                                            Cap              Overseas          Debenture            Value              Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                      29                  1                 46                365                 58
Activity during 2003:
     Issued                                        358                 71                802              2,233                150
     Redeemed                                      (14)                (3)                (8)            (1,493)               (37)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   373                 69                840              1,105                171
Activity during 2004:
     Issued                                        258                514              1,010              2,768                 31
     Redeemed                                     (351)              (343)               (85)            (1,632)                (8)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   280                240              1,765              2,241                194
                                     ================== ================== ================== ================== ==================


                                            MFS                MFS                                                  Oppenheimer
                                          Research           Mid Cap          Oppenheimer           Main               Quest
                                       International          Growth             Global             Street          Opportunity
                                           Fund               Fund               Fund               Fund            Value Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       6                 10                 19                209                 10
Activity during 2003:
     Issued                                        120                146                108                858                 25
     Redeemed                                       (4)                (2)               (10)              (788)                (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   122                154                117                279                 34
Activity during 2004:
     Issued                                        164                113                213                 71                 61
     Redeemed                                      (27)               (22)                (9)               (19)                (5)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   259                245                321                331                 90
                                     ================== ================== ================== ================== ==================


                                                              PIMCO              PIMCO              Putnam             Putnam
                                           PIMCO            Small Cap            Total             Fund for        International
                                        Renaissance           Value              Return            Growth &            Equity
                                           Fund               Fund               Fund               Income             Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                      15                166                379                 12                 16
Activity during 2003:
     Issued                                      1,186              2,210              6,027                 50                210
     Redeemed                                     (202)            (1,224)              (383)               (12)               (24)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   999              1,152              6,023                 50                202
Activity during 2004:
     Issued                                      1,811              1,730              5,811                 15                152
     Redeemed                                   (2,322)              (703)            (3,963)               (10)               (53)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                   488              2,179              7,871                 55                301
                                     ================== ================== ================== ================== ==================


                                                             Seligman                                                Van Kampen
                                           Putnam           Small-Cap                             Templeton          Aggressive
                                          Voyager             Value             Foreign             Growth             Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                       5                  4                 32                 97                  3
Activity during 2003:
     Issued                                         58                545              1,466              1,035                113
     Redeemed                                       (5)                (6)              (367)              (437)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                    58                543              1,131                695                114
Activity during 2004:
     Issued                                         16                311              1,559              1,237                 96
     Redeemed                                       (6)              (488)              (712)            (1,187)               (27)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2004                    68                366              1,978                745                183
                                     ================== ================== ================== ================== ==================


                                                            Van Kampen
                                         Van Kampen          Equity &
                                          Comstock            Income
                                           Fund               Fund
                                     ------------------ ------------------
(In thousands)

Outstanding at January 1, 2003                      17                134
Activity during 2003:
     Issued                                        392                616
     Redeemed                                       (8)              (353)
                                     ------------------ ------------------

Outstanding at December 31, 2003                   401                397
Activity during 2004:
     Issued                                        433                262
     Redeemed                                      (25)               (39)
                                     ------------------ ------------------

Outstanding at December 31, 2004                   809                620
                                     ================== ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS
MERRILL LYNCH LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts."


/s/ Deloitte & Touche, LLP
New York, New York
MARCH 2, 2005

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2004 AND 2003
(Dollars in thousands, except common stock par value and shares)

ASSETS                                               2004             2003
------                                               ----             ----
INVESTMENTS:
FIXED MATURITY AVAILABLE-FOR-SALE SECURITIES,
AT ESTIMATED FAIR VALUE (AMORTIZED COST: 2004
- $1,978,713; 2003 - $2,108,310)                $    2,012,589    $    2,157,127
Equity available-for-sale securities, at
estimated fair value (cost: 2004 - $46,264;
2003 - $78,816)                                         50,103            82,469
Trading account securities, at estimated
fair value                                              27,996            26,186
Limited partnerships, at cost                           13,623            11,880
Policy loans on insurance contracts                  1,030,036         1,086,537
                                                --------------    --------------
     Total Investments                               3,134,347         3,364,199
CASH AND CASH EQUIVALENTS                               64,203            75,429
ACCRUED INVESTMENT INCOME                               57,646            63,565
DEFERRED POLICY ACQUISITION COSTS                      392,516           364,414
REINSURANCE RECEIVABLES                                  3,832             6,004
AFFILIATED RECEIVABLES - NET                             5,611                --
RECEIVABLES FROM SECURITIES SOLD                         3,021             1,349
OTHER ASSETS                                            36,186            36,245
SEPARATE ACCOUNTS ASSETS                            11,052,839        10,736,343
                                                --------------    --------------
TOTAL ASSETS                                    $   14,750,201    $   14,647,548
                                                ==============    ==============


See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (CONTINUED)
AS OF DECEMBER 31, 2004 AND 2003
(Dollars in thousands, except common stock par value and shares)

LIABILITIES AND STOCKHOLDER'S EQUITY                   2004             2003
------------------------------------                   ----             ----
LIABILITIES:
  POLICYHOLDER LIABILITIES AND ACCRUALS:
     Policyholders' account balances               $   2,775,917  $    2,887,937
     Claims and claims settlement expenses                35,145         101,718
                                                   -------------  --------------
        Total Policyholder Liabilities and
        Accruals                                       2,811,062       2,989,655
  OTHER POLICYHOLDER FUNDS                                 7,224          12,915
  LIABILITY FOR GUARANTY FUND ASSESSMENTS                  7,056           7,139
  FEDERAL INCOME TAXES -- DEFERRED                        22,022          31,965
  FEDERAL INCOME TAXES -- CURRENT                         23,616          20,146
  PAYABLES FOR SECURITIES PURCHASED                        2,429             683
  AFFILIATED PAYABLES -- NET                                 --            2,365
  UNEARNED POLICY CHARGE REVENUE                         112,221         107,761
  OTHER LIABILITIES                                          266           3,480
  SEPARATE ACCOUNTS LIABILITIES                       11,052,839      10,730,601
                                                   -------------  --------------
        Total Liabilities                             14,038,735      13,906,710
                                                   -------------  --------------
STOCKHOLDER'S EQUITY:
  Common stock ($10 par value; authorized:
  1,000,000 shares; issued and outstanding:
  250,000 shares)                                          2,500           2,500
  Additional paid-in capital                             397,324         397,324
  Retained earnings                                      297,344         329,549
  Accumulated other comprehensive income                  14,298          11,465
                                                   -------------  --------------
        Total Stockholder's Equity                       711,466         740,838
                                                   -------------  --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY         $  14,750,201  $   14,647,548
                                                   =============  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)

                                              2004          2003           2002
                                              ----          ----           ----
REVENUES:
  Policy charge revenue                  $   236,695    $   228,878    $   239,030
  Net investment income                      157,080        174,662        207,064
  Net realized investment gains
  (losses)                                     3,999            987         (9,056)
                                         -----------    -----------    -----------
     Total Revenues                          397,774        404,527        437,038
                                         -----------    -----------    -----------
BENEFITS AND EXPENSES:
  Interest credited to policyholders'
  account balances                           119,804        128,958        141,373
  Market value adjustment expense              2,713          4,806          3,683
  Policy benefits (net of reinsurance
  recoveries: 2004 - $15,903 2003 -
  $17,641; 2002 - $14,620)                    54,282         64,631         58,060
  Reinsurance premium ceded                   25,197         22,599         23,131
  Amortization of deferred policy
  acquisition costs                            4,904         76,402        101,118
  Insurance expenses and taxes                57,560         52,092         48,527
                                         -----------    -----------    -----------
     Total Benefits and Expenses             264,460        349,488        375,892
                                         -----------    -----------    -----------
     Earnings Before Federal Income
     Tax Provision                           133,314         55,039         61,146
                                         -----------    -----------    -----------
FEDERAL INCOME TAX PROVISION
(BENEFIT):
  Current                                     37,334         67,516        (41,713)
  Deferred                                     3,285        (53,902)        55,301
                                         -----------    -----------    -----------
     Total Federal Income Tax
     Provision                                40,619         13,614         13,588
                                         -----------    -----------    -----------
EARNINGS BEFORE CHANGE IN ACCOUNTING
PRINCIPLE                                     92,695         41,425         47,558
                                         -----------    -----------    -----------
        Change in Accounting
        Principle, Net of Tax                (27,400)           --             --
                                         -----------    -----------    ----------
NET EARNINGS                             $    65,295    $    41,425    $    47,558
                                         ===========    ===========    ===========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)

                                          2004          2003          2002
                                          ----          ----          ----
NET EARNINGS                           $    65,295   $    41,425   $    47,558
                                       -----------   -----------   -----------
OTHER COMPREHENSIVE INCOME (LOSS):
  Net unrealized gains (losses) on
  available-for-sale securities:
     Net unrealized holding gains
     (losses) arising during the
     period                                (11,852)       46,905        (1,799)
     Reclassification adjustment for
     (gains) losses included in net
     earnings                               (2,562)        3,286        11,494
                                       -----------   -----------   -----------
        Total net unrealized gains
        (losses) on
        available-for-sale securities      (14,414)       50,191         9,695
     Adjustments for:
          Policyholder liabilities          19,033         6,302       (15,214)
          Deferred policy acquisition
          costs                               (260)       (3,455)            9
          Deferred federal income
          taxes                             (1,526)      (18,563)        1,928
                                       -----------   -----------   -----------
  Total other comprehensive income
  (loss), net of tax                         2,833        34,475        (3,582)
                                       -----------   -----------   -----------
COMPREHENSIVE INCOME                   $    68,128   $    75,900   $    43,976
                                       ===========   ===========   ===========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)


                                                               ACCUMULATED
                                    ADDITIONAL                    OTHER         TOTAL
                        COMMON        PAID-IN      RETAINED   COMPREHENSIVE STOCKHOLDER'S
                         STOCK        CAPITAL      EARNINGS   INCOME (LOSS)    EQUITY
                         -----        -------      --------   -------------    ------
BALANCE, JANUARY 1,
2002                   $   2,500     $ 347,324     $ 271,465    $ (19,428)    $ 601,861
  Net earnings                                        47,558                     47,558
  Cash dividend
  paid to parent                                     (30,899)                   (30,899)
  Other
  comprehensive
  loss, net of tax                                                 (3,582)       (3,582)
                       ---------     ---------     ---------    ---------     ---------
BALANCE, DECEMBER
31, 2002                   2,500       347,324       288,124      (23,010)      614,938
  Net earnings                                        41,425                     41,425
  Capital
  contribution from
  parent                                50,000                                   50,000
  Other
  comprehensive
  income, net of
  tax                                                              34,475        34,475
                       ---------     ---------     ---------    ---------     ---------
BALANCE, DECEMBER
31, 2003                   2,500       397,324       329,549       11,465       740,838
  Net earnings                                        65,295                     65,295
  Cash dividend
  paid to parent                                     (97,500)                   (97,500)
  Other
  comprehensive
  income, net of
  tax                                                               2,833         2,833
                       ---------     ---------     ---------    ---------     ---------
BALANCE, DECEMBER
31, 2004               $   2,500     $ 397,324     $ 297,344    $  14,298     $ 711,466
                       =========     =========     =========    =========     =========


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)


                                                       2004            2003            2002
                                                       ----            ----            ----
Cash Flows From Operating Activities:
  Net earnings                                      $  65,295       $  41,425       $  47,558
  Noncash items included in earnings:
     Change in accounting principle,
     net of tax                                        27,400              --              --
     Amortization of deferred policy
     acquisition costs                                  4,904          76,402         101,118
     Capitalization of policy
     acquisition costs                                (34,116)        (40,051)        (34,391)
     Amortization (accretion) of
     investments                                       10,863           9,883           2,406
     Interest credited to
     policyholders' account balances                  119,804         128,958         141,373
     Change in variable contract
     reserves                                          (1,706)             --              --
     Provision (benefit) for deferred
     Federal income tax                                 3,285         (53,902)         55,301
  (Increase) decrease in operating assets:
     Trading account securities                          (373)           (559)           (456)
     Accrued investment income                          5,919              38           6,281
     Federal income taxes -- current                       --          40,910         (40,910)
     Reinsurance receivables                            2,172           2,193           1,231
     Affiliated receivables -- net                     (5,611)             67             (67)
     Other                                                 59           1,154           4,513
  Increase (decrease) in operating liabilities:
     Claims and claims settlement
     expenses                                           2,648           3,192           3,506
     Other policyholder funds                          (5,691)          1,100          (2,424)
     Liability for guaranty fund
     assessments                                          (83)            (82)         (1,228)
     Federal income taxes -- current                    3,470          20,146          (4,726)
     Affiliated payables -- net                        (2,365)          2,365          (6,113)
     Unearned policy charge revenue                     4,460          (6,013)             98
     Other                                             (3,214)         (2,553)         (1,561)
  Other operating activities:
     Net realized investment (gains)
     losses                                            (3,999)           (987)          9,056
                                                    ---------       ---------       ---------
        Net cash and cash equivalents
        provided by operating
        activities                                  $ 193,121       $ 223,686       $ 280,565
                                                    ---------       ---------       ---------

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)


                                        2004            2003           2002
                                        ----            ----           ----
Cash Flow From Investing
Activities: Proceeds
from (payments for):
     Sales of
     available-for-sale
     securities                    $      212,732  $      312,514  $    817,498
     Maturities of
     available-for-sale
     securities                           353,824         533,534       360,062
     Purchases of
     available-for-sale
     securities                          (406,551)     (1,097,868)     (988,168)
     Sales of real estate
     held-for-sale                            --              --         22,900
     Sales of limited
     partnerships                           1,357             470           --
     Purchases of limited
     partnerships                          (3,100)           (200)         (880)
     Policy loans on insurance
     contracts                             56,501          57,126        50,815
     Recapture of investment
     in separate accounts                     --            3,015         1,785
     Investment in separate
     accounts                                 --             (304)       (3,554)
                                   --------------  --------------  ------------
        Net cash and cash
        equivalents provided
        by (used in) investing
        activities                        214,763        (191,713)      260,458
                                   --------------  --------------  ------------
Cash Flows From Financing
Activities:
  Proceeds from (payments for):
     Capital contribution
     received from (cash
     dividend paid to) parent             (97,500)         50,000       (30,899)
     Policyholder deposits
     (excludes internal policy
     replacement deposits)                730,643         936,437       640,103
     Policyholder withdrawals
     (including transfers from
     separate accounts)                (1,052,253)     (1,255,198)     (968,439)
                                   --------------  --------------  ------------
        Net cash and cash
        equivalents used in
        financing activities             (419,110)       (268,761)     (359,235)
                                   --------------  --------------  ------------
NET INCREASE (DECREASE) IN
CASH AND CASH EQUIVALENTS                 (11,226)       (236,788)      181,788
CASH AND CASH EQUIVALENTS
     Beginning of year                     75,429         312,217       130,429
                                   --------------  --------------  ------------
     End of year                   $       64,203  $       75,429  $    312,217
                                   ==============  ==============  ============
Supplementary Disclosure of
Cash Flow Information:
  Cash paid to affiliates for:
     Federal income taxes          $       33,864  $        6,460  $      3,923
     Interest                                 260             197           125


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

    The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

    BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

    For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

    Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

    REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for variable life insurance contracts consist of policy charges for
    i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

    Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

    INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

    For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

    Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations or equity positions that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

    Investments in limited partnerships are carried at cost.

    Policy loans on insurance contracts are stated at unpaid principal balances.

    DEFERRED POLICY ACQUISITION COSTS ("DAC"): Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "DAC unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

    Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

    During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                             2004             2003             2002
                             ----             ----             ----
Beginning balance        $    69,289      $    81,425      $    95,869
Interest accrued               5,197            6,107            7,190
Amortization                 (12,387)         (18,243)         (21,634)
                         -----------      -----------      -----------
Ending balance           $    62,099      $    69,289      $    81,425
                         ===========      ===========      ===========

    The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2005            $ 5,045
2006            $ 5,875
2007            $ 5,629
2008            $ 5,612
2009            $ 5,831

    SEPARATE ACCOUNTS: The Company's Separate Accounts consist of variable annuities and variable life contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

    Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, policy administration and withdrawal charges associated with Separate Accounts products are included in revenue in the Statements of Earnings.

    POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

Interest-sensitive life products            4.00%  -  4.85%
Interest-sensitive deferred annuities       1.00%  -  7.40%
Immediate annuities                         3.00%  -  11.00%

    These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

    CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

    INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

    The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 6 to the Financial Statements for further information.

    The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

    UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

    ACCOUNTING PRONOUNCEMENTS: On January 1, 2004, the Company adopted the provisions of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 requires the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that is different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in DAC resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle. For the year ended December 31, 2004, the changes in policyholder liabilities related to SOP 03-1, excluding the change in accounting principle, did not have a material impact on the Company's Statements of Earnings.

    SOP 03-1 also addresses the financial statement treatment of the Company's investment in the Separate Accounts (i.e. seed money investments). SOP 03-1 requires seed money investments to be reported as a General Account asset rather than as a component of Separate Accounts assets. Accordingly, the Company's seed money investment of $121 at December 31, 2004 is reported as an available-for-sale equity security.

    SOP 03-1 requires new disclosures regarding the Company's Separate Accounts and insurance contracts containing guarantee provisions. See Note 5 to the Financial Statements for these disclosures.

    In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value, an impairment exists for which the determination must be made as to whether the impairment is other-than-temporary. The EITF 03-1 impairment model applies to all investment securities accounted for under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to investment securities accounted for under the cost method to the extent an impairment indicator exists. Under the guidance, the determination of whether an impairment is other-than-temporary and therefore would result in a recognized loss depends on market conditions and management's intent and ability to hold the securities with unrealized losses. In September 2004, the Financial Accounting Standards Board ("FASB") approved FASB Staff Position EITF 03-1, which defers the effective date for recognition and measurement guidance contained in EITF 03-1 until certain issues are resolved. The impact on the Company's Financial Statements will be determined when the final EITF 03-1 is issued. The Company will adopt the guidance at the time it is issued. The Company previously implemented the disclosure requirements of EITF 03-1 in its 2003 Financial Statements. See
    Note 3 to the Financial Statements for additional information.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

    Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                   2004              2003
                                                   ----              ----
Assets:
  Fixed maturity securities (1)              $   2,012,589     $    2,157,127
  Equity securities (1)                             50,103             82,469
  Trading account securities (1)                    27,996             26,186
  Limited partnerships (2)                          13,623             11,880
  Policy loans on insurance contracts (3)        1,030,036          1,086,537
  Cash and cash equivalents (4)                     64,203             75,429
  Separate Accounts assets (5)                  11,052,839         10,736,343
                                             -------------     --------------
Total assets                                 $  14,251,389     $   14,175,971
                                             =============     ==============
Liabilities:
  Policyholders' account balances            $   2,775,917     $    2,887,937
                                             =============     ==============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value, having an amortized cost of $219,866 and $262,302, had an estimated fair value of $227,109 and $270,731, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

    The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                     2004
                             --------------------------------------------------
                                COST/         GROSS       GROSS      ESTIMATED
                              AMORTIZED     UNREALIZED  UNREALIZED     FAIR
                                 COST         GAINS       LOSSES       VALUE
                                 ----         -----       ------       -----
Fixed maturity securities:
  Corporate debt
  securities                 $  1,883,260   $   40,768   $  8,644   $  1,915,384
  U.S. Government
  and agencies                     52,439        1,143        395         53,187
  Mortgage-backed
  securities                       21,260          762         36         21,986
  Foreign
  governments                      19,373          419        214         19,578
  Municipals                        2,381           73        --           2,454
                             ------------   ----------   --------   ------------
Total fixed
maturity securities          $  1,978,713   $   43,165   $  9,289   $  2,012,589
                             ============   ==========   ========   ============
Equity securities:
  Non-redeemable
  preferred stocks                 46,160        3,835         13         49,982
  Investment in
  Separate Accounts                   104           17        --             121
                             ------------   ----------   --------   ------------
Total equity
securities                   $     46,264   $    3,852   $     13   $     50,103
                             ============   ==========   ========   ============


                                                    2003
                             ----------------------------------------------------
                                 COST/        GROSS       GROSS       ESTIMATED
                              AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                 COST         GAINS       LOSSES        VALUE
                                 ----         -----       ------        -----
Fixed maturity securities:
  Corporate debt
  securities                 $  2,003,958   $  59,352   $   12,349   $  2,050,961
  U.S. Government
  and agencies                     69,346       1,752          646         70,452
  Mortgage-backed
  securities                       18,999       1,329            1         20,327
  Foreign
  governments                      11,953         345        1,106         11,192
  Municipals                        4,054         141          --           4,195
                             ------------   ---------   ----------   ------------
Total fixed
maturity securities          $  2,108,310   $  62,919   $   14,102   $  2,157,127
                             ============   =========   ==========   ============
Equity securities:
  Non-redeemable
  preferred stocks           $     78,816   $   3,916   $      263   $     82,469
                             ============   =========   ==========   ============


Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31 were:


                                                                                      2004
                                           -----------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS             MORE THAN 12 MONTHS                    TOTAL
                                           -----------------------------------------------------------------------------------------
                                           ESTIMATED       UNREALIZED      ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED
                                           FAIR VALUE        LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                                           ----------        ------        ----------        ------        ----------        ------
Fixed maturity securities:
  Corporate debt
  securities                                $550,989        $  4,941        $ 90,768        $  3,704        $641,757        $  8,645
  U.S. Government
  and agencies                                17,025             192          10,824             203          27,849             395
  Foreign
  governments                                 16,276             214              --              --          16,276             214
  Mortgage-backed
  securities                                   9,521              35              89              --           9,610              35
Equity securities:
  Non-redeemable
  preferred stocks                               508              13              --              --             508              13
                                            --------        --------        --------        --------        --------        --------
Total temporarily
impaired securities                         $594,319        $  5,395        $101,681        $  3,907        $696,000        $  9,302
                                            ========        ========        ========        ========        ========        ========

                                                                                      2003
                                           ----------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS             MORE THAN 12 MONTHS                    TOTAL
                                           ----------------------------------------------------------------------------------------
                                           ESTIMATED        UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED    UNREALIZED
                                           FAIR VALUE         LOSSES        FAIR VALUE        LOSSES        FAIR VALUE       LOSSES
                                           ----------         ------        ----------        ------        ----------       ------
Fixed Maturity
Securities:
  Corporate debt
  securities                               $  365,765       $  5,934       $   93,749       $  6,415        $459,514        $ 12,349
  U.S. Government
  and agencies                                 18,458            646              --              --          18,458             646
  Foreign
  governments                                   7,873          1,106              --              --           7,873           1,106
  Mortgage-backed
  securities                                      --             --                93              1              93               1
Equity securities:
  Non-redeemable
  preferred stocks                                --             --             6,909            263           6,909             263
                                           ----------       --------       ----------       --------       ----------      --------
Total temporarily
impaired securities                        $  392,096       $  7,686       $  100,751       $  6,679        $492,847       $  14,365
                                           ==========       ========       ==========       ========       ==========      ========

    Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations resulting from changes in interest rates and credit spreads. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

    The Company recorded realized investment losses due to other-than-temporary declines in fair value of $2,129, $9,139 and $23,997 for the years ended December 31, 2004, 2003 and 2002, respectively.

    The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:


                                                           2004
                                            -----------------------------------
                                              AMORTIZED              ESTIMATED
                                                COST                FAIR VALUE
                                                ----                ----------
Fixed maturity securities:
  Due in one year or less                   $    129,776           $    130,671
  Due after one year through five years        1,280,578              1,294,717
  Due after five years through ten years         452,086                465,924
  Due after ten years                             95,013                 99,291
                                            ------------           ------------
                                               1,957,453              1,990,603
  Mortgage-backed securities                      21,260                 21,986
                                            ------------           ------------
Total fixed maturity securities             $  1,978,713           $  2,012,589
                                            ============           ============

                                                           2003
                                            ------------------------------------
                                              AMORTIZED              ESTIMATED
                                                COST                FAIR VALUE
                                                ----                ----------
Fixed maturity securities:
  Due in one year or less                   $    201,721           $    204,855
  Due after one year through five years        1,302,540              1,332,162
  Due after five years through ten years         430,129                444,803
  Due after ten years                            154,921                154,980
                                            ------------           ------------
                                               2,089,311              2,136,800
  Mortgage-backed securities                      18,999                 20,327
                                            ------------           ------------
Total fixed maturity securities             $  2,108,310           $  2,157,127
                                            ============           ============

    Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                      2004
                                         ------------------------------
                                           AMORTIZED         ESTIMATED
                                             COST           FAIR VALUE
                                             ----           ----------
AAA                                      $    291,059      $    293,009
AA                                            318,463           320,592
A                                             662,445           671,547
BBB                                           686,698           706,358
Below investment grade                         20,048            21,083
                                         ------------      ------------
Total fixed maturity securities          $  1,978,713      $  2,012,589
                                         ============      ============

                                                      2003
                                         ------------------------------
                                           AMORTIZED         ESTIMATED
                                             COST           FAIR VALUE
                                             ----           ----------
AAA                                      $    445,444      $    452,068
AA                                            225,214           225,586
A                                             633,833           648,769
BBB                                           703,750           732,823
Below investment grade                        100,069            97,881
                                         ------------      ------------
Total fixed maturity securities          $  2,108,310      $  2,157,127
                                         ============      ============


    The Company has recorded certain adjustments to DAC and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income at December 31 were as follows:

                                                  2004           2003
                                                  ----           ----
Assets:
  Fixed maturity securities                    $   33,876    $   48,817
  Equity securities                                 3,839         3,653
  DAC                                                 --            260
  Separate Accounts assets                            --           (341)
                                               ----------    ----------
                                                   37,715        52,389
Liabilities:
  Policyholders' account balances                  15,717        34,750
  Federal income taxes - deferred                   7,700         6,174
                                               ----------    ----------
                                                   23,417        40,924
Stockholder's equity:
  Accumulated other comprehensive income       $   14,298    $   11,465
                                               ==========    ==========


    Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                           2004           2003            2002
                                        ----------     ----------     ----------
Proceeds                                $  212,732     $  312,514     $  817,498
Gross realized investment gains              7,927         13,380         37,899
Gross realized investment losses             5,365         16,071         48,294


    The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $66,006, $65,451 and $140,742 for the years ended December 31, 2004, 2003 and 2002, respectively.

    The Company had investment securities with a carrying value of $25,068 and $25,570 that were deposited with insurance regulatory authorities at December 31, 2004 and 2003, respectively.

    Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

    Net investment income by source for the years ended December 31 was as follows:

                                         2004            2003           2002
                                         ----            ----           ----
Fixed maturity securities            $    97,750     $   107,940    $   128,962
Equity securities                          5,199           9,162         12,624
Real estate held-for-sale                    --              --           3,220
Limited partnerships                          30              28             24
Policy loans on insurance contracts       55,243          58,157         61,390
Cash and cash equivalents                  2,059           2,155          2,912
Other                                        374             233          1,200
                                     -----------     -----------    -----------
Gross investment income                  160,655         177,675        210,332
Less investment expenses                  (3,575)         (3,013)        (3,268)
                                     -----------     -----------    -----------
Net investment income                $   157,080     $   174,662    $   207,064
                                     ===========     ===========    ===========


    Net realized investment gains (losses), for the years ended December 31 were as follows:

                                             2004        2003          2002
                                             ----        ----          ----
 Fixed maturity securities                $  1,628    $   (1,167)   $  (11,416)
 Equity securities                             934          (395)        1,021
 Trading account securities                  1,437         3,678        (2,143)
 Real estate held-for-sale                     --            --          3,453
 Investment in Separate Accounts               --         (1,129)           29
                                          --------    ----------    ----------
 Net realized investment gains (losses)   $  3,999    $      987    $   (9,056)
                                          ========    ==========    ==========


    The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were ($359), $1,663 and ($515) at December 31, 2004, 2003 and 2002, respectively.

NOTE 4. DAC

    The components of amortization of DAC for the years ended December 31 were as follows:

                                           2004           2003          2002
                                           ----           ----          ----
Normal amortization related to
variable life insurance and annuity
insurance contracts                    $    46,230     $  54,549     $   74,107
DAC unlocking                              (41,326)       21,853         27,011
                                       -----------     ---------     ----------
Total amortization of DAC              $     4,904     $  76,402     $  101,118
                                       ===========     =========     ==========


    During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Company's variable annuity separate accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

NOTE 5. SEPARATE ACCOUNTS

    VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEES

    The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed minimum income benefit ("GMIB"). In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals. In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised. The Company began offering GMIB benefits in 2002.

    At December 31, 2004, the Company had the following variable annuity contracts containing guarantees:

                                                   GMDB           GMIB
                                                   ----           ----
Net amount at risk                             $  1,057,678(1)     $ --(2)
Average attained age of contract
owners                                                   67          58
Weighted average period remaining
until expected annuitization                            n/a       9 yrs


      (1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

      (2) Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner determined in accordance with the terms of the contract in excess of the contract owners' account balance at the balance sheet date.

    The Company has recorded liabilities for contracts containing guarantees as a component of policyholder liabilities in the December 31, 2004 Balance Sheet. Prior to the adoption of SOP 03-1, the Company's liability was $69,221 and was included as a component of claims and claims settlement expenses in the December 31, 2003 Balance Sheet. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The variable annuity liability for each type of guarantee at December 31, 2004 was as follows:

                                                   GMDB           GMIB
                                                   ----           ----
Balance at January 1, 2004                     $   108,702       $   --
Incurred guarantee benefits                         28,421           587
Paid guarantee benefits                            (30,901)          --
                                               -----------       ------
Balance at December 31, 2004                   $   106,222       $   587
                                               ===========       =======


    The GMDB liability is determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC.

    At December 31, 2004, contract owners' account balances by mutual fund class for contracts containing each type of guarantee were distributed as follows:

                                            MONEY
                                            MARKET                BOND              EQUITY             BALANCED             TOTAL
                                            ------                ----              ------             --------             -----
GMDB only                                 $  271,469           1,470,963           4,555,552             671,860          $6,969,844
GMIB and GMDB (3)                         $   37,601             278,840             929,006             148,416          $1,393,863
                                          ----------           ---------          ----------          ----------          ----------
Total                                     $  309,070           1,749,803           5,484,558             820,276          $8,363,707
                                          ==========           =========          ==========          ==========          ==========


      (3)   All variable annuity contracts with GMIB provisions include a GMDB.

    VARIABLE LIFE CONTRACTS CONTAINING GUARANTEES

    The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

    The Company has recorded liabilities for contracts containing guarantees as a component of policyholder liabilities in the Balance Sheets. Changes in the guarantee liability are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2004 was $1,980. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

    At December 31, 2004, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                              MONEY
                              MARKET              BOND              EQUITY            BALANCED              OTHER           TOTAL
                              ------              ----              ------            --------              -----           -----
GMDB                       $  277,415            415,743            997,103            990,099              8,772         $2,689,132


NOTE 6. FEDERAL INCOME TAXES

    The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended
    December:

                                             2004          2003          2002
                                             ----          ----          ----
Provision for income taxes computed at
Federal statutory rate                   $   46,660    $   19,264    $   21,401
Increase (decrease) in income taxes
resulting from:
  Dividend received deduction                (6,635)       (3,478)       (7,782)
  Foreign tax credit                            594        (2,172)          (31)
                                         ----------    ----------    ----------
Federal income tax provision             $   40,619    $   13,614    $   13,588
                                         ==========    ==========    ==========


    The Federal statutory rate for each of the three years ended December 31 was 35%.

    The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                            2004          2003          2002
DAC(1)                                   $   15,013    $   (8,582)   $  (18,789)
Liability for guaranty fund
assessments                                      29            29           430
Investment adjustments                       (1,959)          488           980
Policyholders' account balances(2)           (9,798)      (45,837)       72,680
                                         ----------    ----------    ----------
Deferred Federal income tax
provision (benefit)                      $    3,285    $  (53,902)   $   55,301
                                         ==========    ==========    ==========


      (1) The 2004 amount excludes a deferred tax benefit of $297 related to the adoption of SOP 03-1, as described in Note 1.

      (2) The 2004 amount excludes a deferred tax benefit of $14,457 related to the adoption of SOP 03-1, as described in Note 1.

    Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                           2004          2003
                                                           ----          ----
Deferred tax assets:
  Policyholders' account balances                      $   91,070    $    66,815
  Investment adjustments                                    2,944            985
  Liability for guaranty fund assessments                   2,469          2,498
                                                       ----------    -----------
Total deferred tax assets                                  96,483         70,298
                                                       ----------    -----------
Deferred tax liabilities:
  DAC                                                     106,817         92,101
  Net unrealized investment gain on investment
  securities                                                7,700          6,174
  Other                                                     3,988          3,988
                                                       ----------    -----------
Total deferred tax liabilities                            118,505        102,263
                                                       ----------    -----------
Net deferred tax liability                             $   22,022    $    31,965
                                                       ==========    ===========

    The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 7. REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

    Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $588 that can be drawn upon for delinquent reinsurance recoverables.

    As of December 31, 2004 the Company had the following life insurance inforce:

                                                                    PERCENTAGE
                                CEDED TO    ASSUMED                 OF AMOUNT
                    GROSS         OTHER    FROM OTHER      NET      ASSUMED TO
                    AMOUNT      COMPANIES  COMPANIES      AMOUNT       NET
                    ------      ---------  ---------      ------       ---

Life insurance
inforce          $ 11,083,761  $ 3,230,380  $ 1,055    $ 7,854,436     0.01%


    For variable annuity contracts issued prior to June 2001, the Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system.

    In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2004, 95% and 17% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 8. RELATED PARTY TRANSACTIONS

    The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,164, $33,518 and $34,428 for 2004, 2003 and 2002, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $260, $197 and $125 for 2004, 2003 and 2002, respectively. Intercompany interest is included in net investment income.

    The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,821, $1,845 and $1,787 for 2004, 2003 and 2002, respectively.

    MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $20,243, $18,471 and $19,677 during 2004, 2003 and 2002, respectively.

    The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $56,506, $60,686 and $43,099 for 2004, 2003 and 2002, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

    While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 9. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

    During 2004 and 2002, the Company paid cash dividends of $97,500 and $30,899, respectively, to MLIG, of which $29,322 and $30,899, respectively, were ordinary dividends. During 2003, the Company did not pay a dividend and received a $50,000 capital contribution from MLIG.

    Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

    The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

    Statutory capital and surplus at December 31, 2004 and 2003, were $284,765 and $295,722, respectively. At December 31, 2004 and 2003, approximately $28,227 and $29,322, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the Arkansas Insurance Department.

    The Company's statutory net income (loss) for 2004, 2003 and 2002 was $79,115, $98,570 and ($140,955), respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves.

    During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG during the first quarter 2003.

    The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2004 and 2003, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 10. COMMITMENTS AND CONTINGENCIES

    State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2004 and 2003, the Company's estimated liability for future guaranty fund assessments was $7,056 and $7,139, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

    During 2000, the Company committed to participate in a limited partnership. As of December 31, 2004, $7,400 had been advanced towards the Company's $10,000 commitment to the limited partnership. The contractual commitment expires June 2006.

    In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 11. SEGMENT INFORMATION

    In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity contract owner liabilities.

    The following table summarizes each business segment's contribution to the consolidated amounts.

                                                    2004
                       --------------------------------------------------------------
                          LIFE
                        INSURANCE        ANNUITIES          OTHER           TOTAL
                        ---------        ---------          -----           -----
Policy charge
revenue                $     85,645     $    151,050     $         --    $    236,695
Net interest spread(1)       11,630           16,764            8,882          37,276
Net realized
investment gains
(losses)                        (79)           2,515            1,563           3,999
                       ------------     ------------     ------------    ------------
Net revenues                 97,196          170,329           10,445         277,970
                       ------------     ------------     ------------    ------------
Market value
adjustment expense               --            2,713               --           2,713
Policy benefits              25,405           28,877               --          54,282
Reinsurance premium
ceded                        20,498            4,699               --          25,197
Amortization of DAC          10,495           (5,591)              --           4,904
Insurance expenses
and taxes                     8,726           48,834               --          57,560
                       ------------     ------------     ------------    ------------
Net benefits and
expenses                     65,124           79,532               --         144,656
                       ------------     ------------     ------------    ------------
Earnings before
federal income tax
provision                    32,072           90,797           10,445         133,314
                       ------------     ------------     ------------    ------------
Federal income tax
provision                     7,381           29,582            3,656          40,619
                       ------------     ------------     ------------    ------------
Earnings before
change in
accounting
principle                    24,691           61,215            6,789          92,695
                       ------------     ------------     ------------    ------------
Change in
accounting
principle, net of
tax                          (1,185)         (26,215)              --         (27,400)
                       ------------     ------------     ------------    ------------
Net earnings           $     23,506     $     35,000     $      6,789    $     65,295
                       ============     ============     ============    ============
Balance Sheet
Information:
Total assets           $  4,827,192     $  9,752,836     $    170,173    $ 14,750,201
DAC                         170,192          222,324               --         392,516
Policyholder
liabilities and
accruals                  1,829,825          981,237               --       2,811,062
Other policyholder
funds                         3,965            3,259               --           7,224

                                                  2003
                       --------------------------------------------------------
                          LIFE
                        INSURANCE      ANNUITIES         OTHER         TOTAL
                        ---------      ---------         -----         -----
Policy charge
revenue                $    98,503     $   130,371    $         4    $   228,878
Net interest spread(1)      14,823          25,887          4,994         45,704
Net realized
investment gains
(losses)                    (7,327)          4,497          3,817            987
                       -----------     -----------    -----------    -----------
Net revenues               105,999         160,755          8,815        275,569
                       -----------     -----------    -----------    -----------
Market value
adjustment expense              --           4,806             --          4,806
Policy benefits             18,238          46,393             --         64,631
Reinsurance premium
ceded                       21,337           1,262             --         22,599
Amortization of DAC         31,467          44,935             --         76,402
Insurance expenses
and taxes                    8,192          43,900             --         52,092
                       -----------     -----------    -----------    -----------
Net benefits and
expenses                    79,234         141,296             --        220,530
                       -----------     -----------    -----------    -----------
Earnings before
federal income tax
provision                   26,765          19,459          8,815         55,039
                       -----------     -----------    -----------    -----------
Federal income tax
provision                    5,778           4,751          3,085         13,614
                       -----------     -----------    -----------    -----------
Net earnings           $    20,987     $    14,708    $     5,730    $    41,425
                       ===========     ===========    ===========    ===========
Balance Sheet
Information:
Total assets           $ 5,036,572     $ 9,438,256    $   172,720    $14,647,548
DAC                        178,918         185,496             --        364,414
Policyholder
liabilities and
accruals                 1,916,761       1,072,894             --      2,989,655
Other policyholder
funds                        6,213           6,702             --         12,915

                                                        2002
                       ---------------------------------------------------------------
                          LIFE
                        INSURANCE        ANNUITIES          OTHER            TOTAL
                        ---------        ---------          -----            -----
Policy charge
revenue                $    100,522     $    138,510     $         (2)    $    239,030
Net interest spread(1)       24,791           34,444            6,456           65,691
Net realized
investment losses            (2,087)            (997)          (5,972)          (9,056)
                       ------------     ------------     ------------     ------------
Net revenues                123,226          171,957              482          295,665
                       ------------     ------------     ------------     ------------
Market value
adjustment expense               --            3,683               --            3,683
Policy benefits              19,632           38,428               --           58,060
Reinsurance premium
ceded                        22,883              248               --           23,131
Amortization of DAC          41,190           59,928               --          101,118
Insurance expenses
and taxes                     7,602           40,925               --           48,527
                       ------------     ------------     ------------     ------------
Net benefits and
expenses                     91,307          143,212               --          234,519
                       ------------     ------------     ------------     ------------
Earnings before
federal income tax
provision                    31,919           28,745              482           61,146
                       ------------     ------------     ------------     ------------
Federal income tax
provision                     8,734            4,685              169           13,588
                       ------------     ------------     ------------     ------------
Net earnings           $     23,185     $     24,060     $        313     $     47,558
                       ============     ============     ============     ============
Balance Sheet
Information:
Total assets           $  4,970,748     $  8,110,326     $     14,820     $ 13,095,894
DAC                         211,999          192,221               --          404,220
Policyholder
liabilities and
accruals                  2,005,718        1,176,850               --        3,182,568
Other policyholder
funds                         4,995            6,820               --           11,815



      (1) Management considers investment income net of interest credited to contract owners' account balances in evaluating results.

    The following table summarizes the Company's net revenues by contract type for 2004, 2003 and 2002:

                                          2004           2003            2002
                                          ----           ----            ----
Life Insurance:
  Variable life                        $   85,999     $   97,002      $  102,603
  Interest-sensitive whole life            11,197          8,997          20,623
                                       ----------     ----------      ----------
Total Life Insurance                       97,196        105,999         123,226
                                       ----------     ----------      ----------
Annuities:
  Variable annuities                      159,528        139,577         139,210
  Interest-sensitive annuities             10,801         21,178          32,747
                                       ----------     ----------      ----------
Total Annuities                           170,329        160,755         171,957
                                       ----------     ----------      ----------
Other                                      10,445          8,815             482
                                       ----------     ----------      ----------
Net Revenues                           $  277,970     $  275,569      $  295,665
                                       ==========     ==========      ==========



                                    * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                 Separate Account D as of December 31, 2004, and for the two
                 years ended December 31, 2004 and the Notes relating
                 thereto appear in the Statement of Additional Information.
      (2)       Financial Statements of Merrill Lynch Life Insurance Company
                 for the three years ended December 31, 2004 and the Notes
                 relating thereto appear in the Statement of Additional
                 Information.
(b)  Exhibits
      (1)       Resolution of the Board of Directors of Merrill Lynch Life
                 Insurance Company establishing the Merrill Lynch Life
                 Variable Annuity Separate Account D. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
      (2)       Not Applicable.
      (3)       Form of Underwriting Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch, Pierce, Fenner & Smith
                 Incorporated. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
      (4) (a)   Form of Contract for the Flexible Premium Individual
                 Variable Annuity. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (b)   Individual Retirement Annuity Endorsement. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
          (c)   Endorsement for Withdrawals Not Subject To A Contingent
                 Deferred Sales Charge. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (d)   Death Benefit Endorsement ML056. (Incorporated by Reference
                 to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (e)   Guaranteed Minimum Income Benefit Rider. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
      (5)       Form of Application for the Flexible Premium Individual
                 Variable Annuity. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
      (6) (a)   Articles of Amendment, Restatement and Redomestication of
                 the Articles of Incorporation of Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to Merrill
                 Lynch Life Variable Annuity Separate Account A's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
          (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Merrill Lynch Life
                 Variable Annuity Separate Account A's Post-Effective
                 Amendment No. 10 to Form N-4, Registration No. 33-43773
                 Filed December 10, 1996.)
      (7)       Not Applicable.

      (8) (a)   Amended General Agency Agreement. (Incorporated by Reference
                 to Merrill Lynch Life Variable Annuity Separate Account A's
                 Post-Effective Amendment No. 5 to Form N-4, Registration
                 No. 33-43773 Filed April 28, 1994.)
          (b)   Indemnity Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Life Agency Inc. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 10 to Form N-4,
                 Registration No. 33-43773 Filed December 10, 1996.)
          (c)   Management Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Asset Management, Inc.
                 (Incorporated by Reference to Merrill Lynch Life Variable
                 Annuity Separate Account A's Post-Effective Amendment No.
                 10 to Form N-4, Registration No. 33-43773 Filed December
                 10, 1996.)
          (d)   Amended Service Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch Insurance Group, Inc.
                 (Incorporated by Reference to Merrill Lynch Life Variable
                 Annuity Separate Account A's Post-Effective Amendment No. 5
                 to Form N-4, Registration No. 33-43773 Filed April 28,
                 1994.)
          (e)   Form of Participation Agreement between FAM Distributors,
                 Inc. and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to the Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed September 20, 2002.)
          (f)   Form of Participation Agreement between AIM Equity Funds,
                 AIM Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (g)   Form of Participation Agreement between AIM Funds Group, AIM
                 Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (h)   Form of Participation Agreement between Alliance Global
                 Investor Services, Inc., Alliance Fund Distributors, Inc.,
                 and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Pre-Effective Amendment No. 1 to
                 the Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (i)   Form of Participation Agreement between American Century
                 Investment Services, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (j)   Form of Participation Agreement between American Funds
                 Service Company, American Funds Distributors, Inc. and
                 Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Pre-Effective Amendment No. 1 to
                 the Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (k)   Form of Participation Agreement between Davis New York
                 Venture Fund, Davis Distributors, LLC and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (l)   Form of Participation Agreement between Delaware
                 Distributors L.P., Delaware Group Equity Funds, and Merrill
                 Lynch Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (m)   Form of Participation Agreement between Fidelity
                 Distributors Corporation and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's Pre-
                 Effective Amendment No. 1 to the Registration Statement on
                 Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)

                      (n)        Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor
                                  LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                                  Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                                  333-91098 Filed September 20, 2002.)
                      (o)        Form of Participation Agreement between MFS Fund Distributors, Inc. and Merrill Lynch Life
                                  Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to
                                  the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
                      (p)        Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch
                                  Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No.
                                  1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20,
                                  2002.)
                      (q)        Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset
                                  Management of America L.P., and Merrill Lynch Life Insurance Company. (Incorporated by
                                  Reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form
                                  N-4, Registration No. 333-91098 Filed September 20, 2002.)
                      (r)        Form of Participation Agreement between The Putnam Funds, Putnam Retail Management Limited
                                  Partnership, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4,
                                  Registration No. 333-91098 Filed September 20, 2002.)
                      (s)        Form of Participation Agreement between Seligman Value Fund Series, Inc., Seligman Advisors,
                                  Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                                  Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No.
                                  333-91098 Filed September 20, 2002.)
                      (t)        Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill
                                  Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective
                                  Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed
                                  September 20, 2002.)
                      (u)        Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van
                                  Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance
                                  Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to the
                                  Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to
                                  the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP.
                      (b)        Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable.
                (12)             Not Applicable.
                (13)  (a)        Power of Attorney from Barry G. Skolnick. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 4 to Form N-4, Registration
                                  No. 33-43773 Filed March 2, 1994.)
                      (b)        Power of Attorney from H. McIntyre Gardner. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No.
                                  333-63904 Filed June 26, 2001.)

          (c) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                 Separate Account A's Registration Statement on Form N-4,
                 Registration No. 333-63904 Filed June 26, 2001.)
          (d)   Power of Attorney from Nikos K. Kardassis. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Pre-Effective Amendment No. 1 to Form N-4,
                 Registration No. 333-63904 Filed September 10, 2001.)
          (e)   Power of Attorney from Deborah J. Adler. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 6 to Form N-4,
                 Registration No. 333-90243 Filed April 22, 2003.)
          (f)   Power of Attorney from Joseph E. Justice. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 6 to Form N-4,
                 Registration No. 333-90243 Filed April 22, 2003.)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*


             NAME                PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR
             ----                ---------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,    Director, Senior Vice President, and
                                 2nd Floor                      Chief Actuary.
                                 Pennington, NJ 08534
H. McIntyre Gardner              4 World Financial Center     Director and Chairman of the Board.
                                 New York, NY 10080
Christopher J. Grady             800 Scudders Mill            Director and Senior Vice President.
                                 Road -- 3D
                                 Plainsboro, NJ 08536
Joseph E. Justice                1300 Merrill Lynch Drive,    Director, Senior Vice President,
                                 2nd Floor                      Chief Financial Officer, and
                                 Pennington, NJ 08534           Treasurer.
Nikos K. Kardassis               800 Scudders Mill            Director, President, and Chief
                                 Road -- 3D                     Executive Officer.
                                 Plainsboro, NJ 08536
Barry G. Skolnick                1300 Merrill Lynch Drive,    Director, Senior Vice President, and
                                 2nd Floor                      General Counsel.
                                 Pennington, NJ 08534
Andrew J. Bucklee                1300 Merrill Lynch Drive,    Vice President.
                                 2nd Floor
                                 Pennington, NJ 08534
Toni DeChiara                    1300 Merrill Lynch Drive,    Vice President.
                                 2nd Floor
                                 Pennington, NJ 08534
Alison Denis                     800 Scudders Mill            Senior Vice President.
                                 Road -- 3D
                                 Plainsboro, NJ 08536
Edward W. Diffin, Jr.            1300 Merrill Lynch Drive,    Vice President and Senior Counsel.
                                 2nd Floor
                                 Pennington, NJ 08534
Scott Edblom                     1300 Merrill Lynch Drive,    Vice President and Product Actuary.
                                 2nd Floor
                                 Pennington, NJ 08534
Amy L. Ferrero                   4804 Deer Lake Drive East    Senior Vice President,
                                 Jacksonville, FL 32246         Administration.
Frances C. Grabish               1300 Merrill Lynch Drive,    Vice President and Senior Counsel.
                                 2nd Floor
                                 Pennington, NJ 08534

             NAME                PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR
             ----                ---------------------------  ------------------------------------
Roger Helms                      1300 Merrill Lynch Drive,    Vice President.
                                 2nd Floor
                                 Pennington, NJ 08534
Radha Lakshminarayanan           1300 Merrill Lynch Drive,    Vice President and Corporate Actuary
                                 2nd Floor
                                 Pennington, New Jersey
                                 08534
Patrick Lusk                     1300 Merrill Lynch Drive,    Vice President and Appointed
                                 2nd Floor                      Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,    Vice President and Senior Compliance
                                 2nd Floor                      Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East    Vice President.
                                 Jacksonville, FL 32246
Paul Michalowski                 1300 Merrill Lynch Drive,    Vice President
                                 2nd Floor
                                 Pennington, New Jersey
                                 08534
Terry L. Rapp                    1300 Merrill Lynch Drive,    Vice President and Senior Compliance
                                 2nd Floor                      Officer.
                                 Pennington, NJ 08534
Concetta M. Ruggiero             800 Scudders Mill            Senior Vice President.
                                 Road -- 3D
                                 Plainsboro, NJ 08536
Lori M. Salvo                    1300 Merrill Lynch Drive,    Vice President, Chief Compliance
                                 2nd Floor                      Officer, Senior Counsel, Director
                                 Pennington, NJ 08534           of Compliance, and Secretary.
Sarah Scanga                     1300 Merrill Lynch Drive,    Vice President.
                                 2nd Floor
                                 Pennington, New Jersey
                                 08534
Cheryl Y. Sullivan               1300 Merrill Lynch Drive,    Vice President and Counsel.
                                 2nd Floor
                                 Pennington, New Jersey
                                 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,    Vice President and Senior Compliance
                                 2nd Floor                      Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East    Vice President.
                                 Jacksonville, FL 32246
Connie F. Yost                   1300 Merrill Lynch Drive,    Vice President and Controller.
                                 2nd Floor
                                 Pennington, NJ 08534


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 22, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..................................    Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated (1)....    Delaware
     Merrill Lynch Life Agency Inc. (2).....................    Washington
     Merrill Lynch Professional Clearing Corp. (3)..........    Delaware
  Merrill Lynch Capital Services, Inc. .....................    Delaware
     Merrill Lynch Commodities, Inc. .......................    Delaware
       Merrill Lynch Commodities (Europe) Holdings
          Limited...........................................    England
          Merrill Lynch Commodities (Europe) Limited........    England
            Merrill Lynch Commodities (Europe) Trading
               Limited......................................    England
            Merrill Lynch Commodities GmbH..................    Germany
  Merrill Lynch Government Securities, Inc. ................    Delaware
     Merrill Lynch Money Markets Inc. ......................    Delaware
  Merrill Lynch Group, Inc. ................................    Delaware
     Investor Protection Insurance Company..................    Vermont
     Merrill Lynch Credit Reinsurance Limited...............    Bermuda
     FAM Distributors, Inc. ................................    Delaware
     Merrill Lynch Investment Managers Group Limited (4)....    England
       Merrill Lynch Investment Managers (Channel Island)
          Limited (4).......................................    England
       Merrill Lynch Investment Managers (Dublin) Limited
          (4)...............................................    Ireland
       Merrill Lynch Investment Managers Limited (Australia)
          (4)...............................................    Australia
       Merrill Lynch Pensions Limited.......................    England
       Merrill Lynch Investment Managers (Isle of Man)
          Holdings Limited (4)..............................    Isle of Man
            Merrill Lynch Fund Managers (Isle of Man)
               Limited......................................    Isle of Man
       Merrill Lynch Investment Managers Holdings Limited...    England
       Merrill Lynch Investment Managers Limited............    England
            Merrill Lynch Fund Managers Limited.............    England
            Merrill Lynch Investment Managers Societa di
               Gestione del Risparmio S.p.A. ...............    Italy
            Merrill Lynch Investment Managers International
               Limited......................................    England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Princeton Services, Inc. ..............................    Delaware
       Fund Asset Management, L.P. (5)......................    Delaware
            IQ Investment Advisors LLC......................    Delaware
       Merrill Lynch Investment Managers, L.P. (5)..........    Delaware
            Merrill Lynch Investment Managers, LLC..........    Delaware
            Merrill Lynch Alternative Investments LLC.......    Delaware
       Princeton Administrators, L.P. (5)...................    Delaware
     Merrill Lynch Bank & Trust Co. ........................    New Jersey
       Financial Data Services, Inc. .......................    Florida
            ML Mortgage Holdings Inc. ......................    Delaware
     Merrill Lynch Insurance Group, Inc. ...................    Delaware
       Merrill Lynch Life Insurance Company.................    Arkansas
       ML Life Insurance Company of New York................    New York
       Roszel Advisors, LLC.................................    Delaware
     Merrill Lynch International Finance Corporation........    New York
       Merrill Lynch International Bank Limited.............    England
            Majestic Acquisitions Limited...................    England
               Mortgage Holdings Limited....................    England
                 Mortgages PLC..............................    England
                 Genesis Home Loans PLC.....................    England
                 Mortgages 1 Limited........................    England
            Merrill Lynch Bank (Suisse) S.A. ...............    Switzerland
               MLBS Fund Management S.A. ...................    Switzerland
       Merrill Lynch Group Holdings Limited.................    Ireland
            Merrill Lynch Capital Markets Bank Limited......    Ireland
     Merrill Lynch Diversified Investments, Inc. ...........    Delaware
          Merrill Lynch Credit Products, L.L.C. ............    Delaware
            Merrill Lynch Mortgage Capital Inc. ............    Delaware
               Merrill Lynch Mortgage Lending, Inc. ........    Delaware
               Wilshire Credit Corporation..................    Delaware
     Merrill Lynch Trust Company, FSB.......................    Federal
     MLDP Holdings, Inc. ...................................    Delaware
       Merrill Lynch Derivatives Products AG................    Switzerland
     ML IBK Positions, Inc. ................................    Delaware
       Merrill Lynch PCG, Inc. .............................    Delaware
       Merrill Lynch Capital Corporation....................    Delaware
     ML Leasing Equipment Corp. (6).........................    Delaware
     Merrill Lynch Canada Holdings Company..................    Nova Scotia
       Merrill Lynch Canada Finance Company.................    Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ....................    Ontario
            Merrill Lynch Financial Assets Inc. ............    Canada
            Merrill Lynch Canada Inc. ......................    Canada
  Merrill Lynch Bank USA....................................    Utah
     MLBUSA Funding Corporation.............................    Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Business Financial Services Inc. (7).....    Delaware
     Merrill Lynch Credit Corporation.......................    Delaware
       Merrill Lynch NJ Investment Corporation..............    New Jersey
     Merrill Lynch Utah Investment Corporation..............    Utah
     Merrill Lynch Community Development Company, LLC.......    New Jersey
     Merrill Lynch Commercial Finance Corp. ................    Delaware
     Merrill Lynch Private Finance Inc. ....................    Delaware
  Merrill Lynch International Incorporated..................    Delaware
     Merrill Lynch Futures (Hong Kong) Limited..............    Hong Kong
     Merrill Lynch Taiwan Limited...........................    Taiwan
     Merrill Lynch International Bank.......................    Federal
     Merrill Lynch Reinsurance Solutions LTD................    Bermuda
     Merrill Lynch (Australasia) Pty Limited................    New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited........    Victoria, Australia
       Merrill Lynch Markets (Australia) Pty Limited........    New South Wales, Australia
            Merrill Lynch Private (Australia) Limited.......    Victoria, Australia
            Merrill Lynch Equities (Australia) Limited......    Victoria, Australia
            Berndale Securities Limited.....................    Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited....................................    New South Wales, Australia
            Merrill Lynch International (Australia) Pty
               Limited......................................    New South Wales, Australia
               Merrill Lynch (Australia) Futures Limited....    New South Wales, Australia
               Merrill Lynch Private (Australia) Limited....    New South Wales, Australia
     Merrill Lynch International Holdings Inc. .............    Delaware
       PT Merrill Lynch Indonesia...........................    Indonesia
       Merrill Lynch Bank and Trust Company (Cayman)            Cayman Islands, British West
          Limited...........................................      Indies
            Institucion Financiera Externa Merrill Lynch
               Bank (Uruguay) S.A. .........................    Uruguay
            Merrill Lynch Espanola Agencia de Valores
               S.A. ........................................    Spain
          Merrill Lynch Capital Markets AG (8)..............    Switzerland
          Merrill Lynch Europe PLC..........................    England
            Merrill Lynch Asset Management U.K. Limited.....    England
            Merrill Lynch Global Asset Management Limited...    England
            Merrill Lynch, Pierce, Fenner & Smith Limited...    England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. .......................    Luxembourg
            ML UK Capital Holdings (9)......................    England
               Merrill Lynch International (10).............    England
            Merrill Lynch Capital Markets Espana S.A.,
               S.V. ........................................    Spain
            Merrill Lynch (Singapore) Pte. Ltd. (11)........    Singapore
          Merrill Lynch South Africa (Pty) Ltd. (12)........    South Africa
          Merrill Lynch Mexico, S.A. de C.V., Casa de
            Bolsa...........................................    Mexico
          Merrill Lynch Argentina S.A. .....................    Argentina

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
          Merrill Lynch Pierce Fenner & Smith de Argentina
            S.A.F.M. y de M.................................    Argentina
          Banco Merrill Lynch de Investimentos S.A. ........    Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios..........................    Brazil
          Merrill Lynch S.A. ...............................    Luxembourg
          Merrill Lynch Europe Ltd. ........................    Cayman Islands, British West
                                                                  Indies
          Merrill Lynch France S.A.S. ......................    France
            Merrill Lynch Capital Markets (France)
               S.A.S. ......................................    France
            Merrill Lynch, Pierce, Fenner & Smith SAS.......    France
          Merrill Lynch (Asia Pacific) Limited..............    Hong Kong
            Merrill Lynch Far East Limited..................    Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..............    Japan
          Merrill Lynch Japan Finance Co., Ltd. ............    Japan
  Herzog, Heine, Geduld, LLC................................    Delaware
  Merrill Lynch Financial Markets Inc. .....................    Delaware


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.



 (6) This corporation has 31 direct and indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



 (7) Also conducts business under the name "Merrill Lynch Capital."



 (8) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



 (9) Held through intermediate subsidiaries.



(10) Partially owned by another indirect subsidiary of ML & Co.



(11) Held through intermediate subsidiaries.



(12) Held through intermediate subsidiaries.



ITEM 27.  NUMBER OF CONTRACTS



     The number of Contracts in force as of March 31, 2005 was 9,195.


ITEM 28.  INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

   NAME AND PRINCIPAL
    BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------                --------------------------------------
Candace E. Browning        Director and Senior Vice President
Gregory J. Fleming         Director and Executive Vice President

   NAME AND PRINCIPAL
    BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------                --------------------------------------
James P. Gorman            Director, Chairman of the Board and Chief Executive Officer
Do Woo Kim                 Director and Executive Vice President
Carlos M. Morales          Director and Senior Vice President
Rosemary T. Berkery        Executive Vice President
Ahmass L. Fakahany         Executive Vice President
Allen G. Braithwaite, III  Treasurer

---------------
     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account D, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 27th day of April, 2005.


                                   Merrill Lynch Life Variable Annuity
                                   Separate Account D
                                               (Registrant)



Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


                                    Merrill Lynch Life Insurance Company
                                                    (Depositor)



Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel



     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2005.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX


EXHIBIT
  NO.                             DESCRIPTION
-------                           -----------
(10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
     (b)
          Written Consent of Deloitte & Touche LLP, independent
          registered public accounting firm.
     (c)
          Written Consent of Barry G. Skolnick, Esq.